                                                        [LOGO] WELLS FARGO FUNDS


WELLS FARGO INCOME FUNDS

ANNUAL REPORT


DIVERSIFIED BOND FUND

INCOME FUND

INCOME PLUS FUND

INTERMEDIATE GOVERNMENT INCOME FUND

LIMITED TERM GOVERNMENT INCOME FUND

STABLE INCOME FUND

TACTICAL MATURITY BOND FUND




MAY 31, 2002

[GRAPHIC]

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                        1

PERFORMANCE HIGHLIGHTS

     DIVERSIFIED BOND FUND                                                    2
     INCOME FUND                                                              4
     INCOME PLUS FUND                                                         6
     INTERMEDIATE GOVERNMENT INCOME FUND                                      8
     LIMITED TERM GOVERNMENT INCOME FUND                                     10
     STABLE INCOME FUND                                                      12
     TACTICAL MATURITY BOND FUND                                             14

PORTFOLIO OF INVESTMENTS

     DIVERSIFIED BOND FUND                                                   16
     INCOME FUND                                                             17
     INCOME PLUS FUND                                                        23
     INTERMEDIATE GOVERNMENT INCOME FUND                                     34
     LIMITED TERM GOVERNMENT INCOME FUND                                     37
     STABLE INCOME FUND                                                      39
     TACTICAL MATURITY BOND FUND                                             40

FINANCIAL STATEMENTS

     STATEMENTS OF ASSETS AND LIABILITIES                                    42
     STATEMENTS OF OPERATIONS                                                44
     STATEMENTS OF CHANGES IN NET ASSETS                                     46
     FINANCIAL HIGHLIGHTS                                                    50

NOTES TO FINANCIAL HIGHLIGHTS                                                54

NOTES TO FINANCIAL STATEMENTS                                                55

INDEPENDENT AUDITORS' REPORT                                                 63

TAX INFORMATION                                                              64

                                 CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS

     MANAGED FIXED INCOME PORTFOLIO                                          65
     STABLE INCOME PORTFOLIO                                                 73
     STRATEGIC VALUE BOND PORTFOLIO                                          79
     TACTICAL MATURITY BOND PORTFOLIO                                        86

FINANCIAL STATEMENTS

     STATEMENTS OF ASSETS AND LIABILITIES                                    88
     STATEMENTS OF OPERATIONS                                                89
     STATEMENTS OF CHANGES IN NET ASSETS                                     90
     FINANCIAL HIGHLIGHTS                                                    92

NOTES TO FINANCIAL STATEMENTS                                                93

INDEPENDENT AUDITORS' REPORT                                                 97

BOARD OF TRUSTEES                                                            98

LIST OF ABBREVIATIONS                                                       100


               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

DEAR VALUED SHAREHOLDER,

        We are pleased to provide this annual report for the one-year period ended May 31, 2002. This report provides information about your investment in Wells Fargo Income Funds, including economic and market trends over the past 12-month period.

        Bonds continued to perform well during the period, with all bond indexes posting gains compared to a year of double-digit losses for most stock indexes. In fact, during 2001, the Lehman Brothers Aggregate Bond Index, a benchmark for certain of the Funds, outperformed the S&P 500 Index for a second straight year -- the first time that has happened since 1981-82, and by a margin far in excess of 20 years ago. In all, rising bond prices reflected the demand for fixed-income investments amid a stumbling stock market and political nervousness.

        Still, it was a seesaw year for bonds as investors vacillated between stocks and bonds due to a frequently changing investment landscape. While bonds benefited from the flight to quality, from volatile equities to more stable investments during the recession in 2001, the bond market gave back some of its earlier gains in November following signs of an economic recovery -- and a subsequent shift back to stocks. Bonds again rallied early in 2002, only to retreat during early March of this year.

CHANGING LEADERSHIP WITHIN THE BOND MARKET

        Although bonds benefited overall during the reporting period, certain bonds fell in and out of favor throughout the same period. In terms of performance, however, the bond market reacted in prototypical fashion through the economic slowdown, with higher-quality, longer-maturity bonds generating the best returns.

        The Federal Reserve Board's (the Fed) interest-rate cutting campaign had a profound impact on bond returns. Keep in mind that the Fed's rate cuts directly affect short-term bonds, and indirectly affect longer-term securities. So while short-term rates fell from 3.58% to 1.75%, their lowest rate in nearly 40 years, long-term rates seesawed back and forth to reflect other factors weighing on the economy, only to finish 0.15% lower for the entire fiscal year.

        Indeed, bond investors would not allow policy-sensitive long-term bond yields to decline due to their belief that interest rate cuts and deficit spending would ultimately promote inflation. The divergent paths of short- and long-term rates ultimately resulted in the steepest yield curve since 1992. Meanwhile, corporate bond issuance rose to record levels, while spreads between junk and investment-grade bonds widened, as perceptions of some borrowers' credit quality worsened.

        Despite strong performance over the past two years, the bond market faces challenges throughout the remainder of 2002. Interest rates may begin to rise once an economic recovery gains momentum. Going forward, we intend to apply various yield-oriented strategies to enhance returns, focusing on duration -- the measure of a bond portfolio's interest-rate sensitivity -- in an effort to boost performance or to insulate portfolios from the impact of higher interest rates.

        In today's volatile markets, it's important to maintain a balanced portfolio to help weather rapidly changing conditions. If you have any questions about your investment, or need further information, please contact your Wells Fargo investment professional, or contact us at 1-800-222-8222.

        Again, thank you for choosing WELLS FARGO FUNDS.


     Sincerely,



     /s/ Michael J. Hogan

     Michael J. Hogan
     President
     WELLS FARGO FUNDS

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Diversified Bond Fund (the Fund) seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISER
     Wells Fargo Funds Management, LLC

FUND MANAGERS
     Collectively Managed

INCEPTION DATE
     12/31/82

PERFORMANCE HIGHLIGHTS

        The Fund's Institutional Class shares returned 5.44%(1) for the one-year period ended May 31, 2002, underperforming the Lehman Brothers Aggregate Bond Index2, which returned 8.10% during the period. The Fund's shares distributed $1.20 per share in dividend income and $0.22 per share in capital gains during the period.

        The Diversified Bond Fund invests in three different fixed-income investment styles: strategic value bond, managed fixed-income and tactical maturity bond. Each style represents an approach to selecting investments or a type of investment for a portfolio. This multi-style approach is designed to help reduce price and return volatility in an effort to generate more consistent returns.

        During the period, all three styles contributed to the Fund's positive return -- with some contributing more than others. For example, the strategic value component outperformed expectations for the period due in part to exposure to higher-income producing securities, such as corporate bonds, mortgage securities and asset-backed bonds. In addition, the decision to maintain a position in secured airline bonds boosted performance.

        The managed-fixed income component also performed well. Again, mortgage and other asset-backed securities outpaced other holdings. And while the portfolio experienced a slight setback in certain sectors of the corporate bond market, an allocation to the financial services sector -- including banking and life insurance -- aided performance.

        The tactical maturity bond component faced a more challenging environment due to its allocation to longer-term U.S. Treasury bonds and short-term, high-quality securities maturing in two years or less. A combination of record low short-term interest rates and volatile price reversals in long-term bonds created unsettling conditions in the marketplace, which ultimately impacted performance.

STRATEGIC OUTLOOK

        We believe that the pursuit of yield in various areas of the yield curve may drive Fund performance over the next 6 to 12 months. At the same time, we believe that other risks could affect the Fund's returns over the same period. For example, interest rates may remain within a narrow range until the Federal Reserve Board sends a clearer signal about its intentions. It is our intention to manage the portfolio as we have in any interest rate environment, seeking attractive opportunities across all sectors of the bond market.



(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                      1-YEAR        5-YEAR         10-YEAR
----------------------------------------------------------------------------------------------
     WELLS FARGO DIVERSIFIED BOND FUND                 5.44          7.32            6.21

     BENCHMARK

        LEHMAN BROTHERS AGGREGATE BOND INDEX(2)        8.10          7.64            7.40

     CHARACTERISTICS (AS OF MAY 31, 2002)
---------------------------------------------------------------------------------
     PORTFOLIO TURNOVER                                                   93%

     NUMBER OF HOLDINGS                                                   302

     WEIGHTED AVERAGE COUPON                                               4.62%

     ESTIMATED WEIGHTED AVERAGE MATURITY                              5.40 YEARS

     ESTIMATED AVERAGE DURATION                                       3.12 YEARS

     NET ASSET VALUE (NAV)                                               $25.63

     SEC YIELD(3) (I)                                                      4.10%


PORTFOLIO ALLOCATION(4) (AS OF MAY 31, 2002)

[CHART]

U.S. Government Agencies                           35%
Corporate Bonds                                    24%
Collateralized Mortgage Securities                 16%
Asset-Backed Securities                             8%
Cash Equivalents                                    8%
U.S. Treasury Bonds                                 5%
Municipal Bonds                                     2%
Variable/Floating Rate Bonds                        2%


GROWTH OF $10,000 INVESTMENT(5)

[CHART]

                                    WELLS FARGO                         LEHMAN BROTHERS
                              DIVERSIFIED BOND CLASS I                AGGREGATE BOND INDEX
 6/30/1992                            $10,000                                $10,000
 7/30/1992                             $9,914                                $10,204
 8/30/1992                            $10,041                                $10,307
 9/30/1992                            $10,188                                $10,430
10/30/1992                            $10,085                                $10,291
11/30/1992                            $10,136                                $10,294
12/30/1992                            $10,248                                $10,457
 1/30/1993                            $10,286                                $10,658
 2/28/1993                            $10,349                                $10,844
 3/30/1993                            $10,410                                $10,890
 4/30/1993                            $10,476                                $10,965
 5/30/1993                            $10,474                                $10,979
 6/30/1993                            $10,631                                $11,178
 7/30/1993                            $10,674                                $11,242
 8/30/1993                            $10,867                                $11,439
 9/30/1993                            $10,930                                $11,470
10/30/1993                            $10,965                                $11,513
11/30/1993                            $10,864                                $11,415
12/30/1993                            $10,918                                $11,477
 1/30/1994                            $11,036                                $11,632
 2/28/1994                            $10,862                                $11,430
 3/30/1994                            $10,706                                $11,148
 4/30/1994                            $10,677                                $11,059
 5/30/1994                            $10,639                                $11,057
 6/30/1994                            $10,638                                $11,033
 7/30/1994                            $10,758                                $11,252
 8/30/1994                            $10,756                                $11,266
 9/30/1994                            $10,698                                $11,100
10/30/1994                            $10,668                                $11,090
11/30/1994                            $10,640                                $11,066
12/30/1994                            $10,695                                $11,142
 1/30/1995                            $10,809                                $11,363
 2/28/1995                            $10,962                                $11,633
 3/30/1995                            $11,034                                $11,704
 4/30/1995                            $11,123                                $11,868
 5/30/1995                            $11,399                                $12,327
 6/30/1995                            $11,509                                $12,417
 7/30/1995                            $11,517                                $12,390
 8/30/1995                            $11,611                                $12,539
 9/30/1995                            $11,712                                $12,661
10/30/1995                            $11,835                                $12,826
11/30/1995                            $11,950                                $13,018
12/30/1995                            $12,052                                $13,201
 1/30/1996                            $12,125                                $13,288
 2/29/1996                            $11,966                                $13,057
 3/30/1996                            $11,884                                $12,966
 4/30/1996                            $11,834                                $12,894
 5/30/1996                            $11,861                                $12,867
 6/30/1996                            $11,975                                $13,040
 7/30/1996                            $12,002                                $13,076
 8/30/1996                            $11,993                                $13,054
 9/30/1996                            $12,157                                $13,281
10/30/1996                            $12,371                                $13,576
11/30/1996                            $12,563                                $13,808
12/30/1996                            $12,467                                $13,680
 1/30/1997                            $12,481                                $13,722
 2/28/1997                            $12,486                                $13,756
 3/30/1997                            $12,339                                $13,603
 4/30/1997                            $12,501                                $13,807
 5/30/1997                            $12,599                                $13,938
 6/30/1997                            $12,737                                $14,103
 7/30/1997                            $13,170                                $14,483
 8/30/1997                            $12,949                                $14,360
 9/30/1997                            $13,190                                $14,572
10/30/1997                            $13,480                                $14,783
11/30/1997                            $13,564                                $14,851
12/30/1997                            $13,742                                $15,000
 1/30/1998                            $13,962                                $15,193
 2/28/1998                            $13,909                                $15,182
 3/30/1998                            $13,936                                $15,234
 4/30/1998                            $13,993                                $15,313
 5/30/1998                            $14,161                                $15,459
 6/30/1998                            $14,344                                $15,590
 7/30/1998                            $14,328                                $15,623
 8/30/1998                            $14,732                                $15,877
 9/30/1998                            $15,104                                $16,249
10/30/1998                            $14,915                                $16,163
11/30/1998                            $14,983                                $16,255
12/30/1998                            $14,992                                $16,303
 1/30/1999                            $15,082                                $16,420
 2/28/1999                            $14,726                                $16,133
 3/30/1999                            $14,800                                $16,223
 4/30/1999                            $14,845                                $16,274
 5/30/1999                            $14,749                                $16,132
 6/30/1999                            $14,709                                $16,080
 7/30/1999                            $14,692                                $16,012
 8/30/1999                            $14,675                                $16,004
 9/30/1999                            $14,794                                $16,189
10/30/1999                            $14,811                                $16,249
11/30/1999                            $14,828                                $16,248
12/30/1999                            $14,814                                $16,170
 1/30/2000                            $14,832                                $16,117
 2/29/2000                            $15,103                                $16,312
 3/30/2000                            $15,429                                $16,526
 4/30/2000                            $15,303                                $16,479
 5/30/2000                            $15,224                                $16,472
 6/30/2000                            $15,544                                $16,814
 7/30/2000                            $15,713                                $16,967
 8/30/2000                            $15,967                                $17,213
 9/30/2000                            $15,967                                $17,322
10/30/2000                            $16,093                                $17,436
11/30/2000                            $16,416                                $17,722
12/30/2000                            $16,774                                $18,052
 1/30/2001                            $16,923                                $18,348
 2/28/2001                            $17,101                                $18,507
 3/30/2001                            $17,107                                $18,600
 4/30/2001                            $16,922                                $18,522
 5/30/2001                            $17,012                                $18,633
 6/30/2001                            $17,071                                $18,704
 7/30/2001                            $17,391                                $19,123
 8/30/2001                            $17,578                                $19,342
 9/30/2001                            $17,680                                $19,569
10/30/2001                            $18,047                                $19,978
11/30/2001                            $17,694                                $19,702
12/31/2001                            $17,630                                $19,576
 1/31/2002                            $17,755                                $19,735
 2/28/2002                            $17,921                                $19,926
 3/31/2002                            $17,545                                $19,595
 4/30/2002                            $17,829                                $19,975
 5/31/2002                            $17,938                                $20,145


   Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(4) This chart represents the composite of the portfolio allocations of the core portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the core portfolios.

(5) The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

INCOME FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Income Fund (the Fund) seeks current income and total return.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGER
     Robert N. Daviduk, CFA

INCEPTION DATE
     06/09/87

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned 6.23%(1) for the one-year period ended May 31, 2002, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 8.10% during the period. The Fund's Class A shares distributed $0.54 per share in dividend income and no capital gains during the period.

        The recent 12 months were another exceptional period for fixed-income investors, as a volatile stock market coupled with terrorism and international conflict sent bond prices higher and yields lower. In addition, the Federal Reserve Board's aggressive rate cuts drove the yield on the five-year U.S. Treasury note down by .56%.

        The two primary factors that drove Fund performance over the past year were duration and individual corporate credits. The Fund slowly reduced duration over the year, benefiting from the drop in interest rates through early November, but then having shorter duration later when rates rose. Although certain assets fell in and out of favor throughout the period, portfolio standouts included mortgage-backed securities, agency notes and U.S. Treasury notes. More specifically, mortgage-backed securities initially underperformed from June through early November of 2001, then rallied once interest rates began to increase amid signs of an economic recovery. While U.S. Treasury securities also underperformed when rates were declining, government bonds benefited from a flight to quality by jittery investors. Along the way, we increased our allocation to mortgage-backed securities from 13% to 22%, while simultaneously reducing exposure to U.S. Treasury securities from 30% to 24%. These shifts were made in an effort to reduce interest rate risk and increase the Fund's exposure to mortgage-backed securities in light of increasing interest rates.

        On the other hand, since corporate bonds comprised the Fund's largest asset class during the period, events dominating the private sector significantly affected overall performance. For example, the Fund's exposure to the telecom sector hurt performance, as did positions in Enron, El Paso and Calpine.

STRATEGIC OUTLOOK

        As the economic recovery gains momentum, we believe that interest rates may begin to rise over the ensuing months. With this in mind, it is our intention to continue to reduce portfolio duration, and increase our allocation to mortgage-backed securities in an effort to capitalize on a changing interest rate environment. At the same time, we intend to shift assets away from U.S. Treasuries to reduce interest rate risk.



(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares for periods prior to August 5, 1993, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to August 2, 1993, reflects performance of the Class A shares, adjusted for institutional expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                              INCLUDING SALES CHARGE                EXCLUDING SALES CHARGE
                                                         --------------------------------      --------------------------------
                                                         1-YEAR       5-YEAR      10-YEAR      1-YEAR      5-YEAR       10-YEAR
---------------------------------------------------------------------------------------------------------------------------------
     WELLS FARGO INCOME FUND - CLASS A                    1.45         5.56         5.51        6.23         6.54         5.99

     WELLS FARGO INCOME FUND - CLASS B                    0.33         5.40         5.19        5.33         5.72         5.19

     WELLS FARGO INCOME FUND - INSTITUTIONAL CLASS                                              6.50         6.65         6.05

     BENCHMARK

        LEHMAN BROTHERS AGGREGATE BOND INDEX(2)                                                 8.10         7.64         7.40

     CHARACTERISTICS (AS OF MAY 31, 2002)
----------------------------------------------------------------------------------
     PORTFOLIO TURNOVER                                                   101%

     NUMBER OF HOLDINGS                                                   144

     AVERAGE CREDIT QUALITY(3)                                             AA

     WEIGHTED AVERAGE COUPON                                             7.45

     ESTIMATED WEIGHTED AVERAGE MATURITY                                 8.78

     ESTIMATED AVERAGE DURATION                                          5.11

     NAV
        (CLASS A, B, I)                                     $9.36, $9.34, $9.35

     DISTRIBUTION RATE(4)
        (CLASS A, B, I)                                     5.60%, 5.12%, 6.12%

     SEC YIELD(5)
        (CLASS A, B, I)                                     4.72%, 4.21%, 5.21%


PORTFOLIO ALLOCATION(6) (AS OF MAY 31, 2002)

[CHART]

Corporate Bonds                    46%
U.S. Government Agencies           28%
U.S. Treasury Bonds                24%
Cash Equivalent                     2%


GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                       WELLS FARGO               LEHMAN BROTHERS                WELLS FARGO
                      INCOME CLASS A           AGGREGATE BOND INDEX            INCOME CLASS I
 6/30/1992                $9,550                      $10,000                      $10,000
 7/30/1992                $9,829                      $10,204                      $10,292
 8/30/1992                $9,904                      $10,307                      $10,371
 9/30/1992               $10,083                      $10,430                      $10,558
10/30/1992                $9,926                      $10,291                      $10,393
11/30/1992                $9,911                      $10,294                      $10,378
12/30/1992               $10,042                      $10,457                      $10,515
 1/30/1993               $10,221                      $10,658                      $10,703
 2/28/1993               $10,405                      $10,844                      $10,895
 3/30/1993               $10,438                      $10,890                      $10,929
 4/30/1993               $10,521                      $10,965                      $11,017
 5/30/1993               $10,502                      $10,979                      $10,997
 6/30/1993               $10,654                      $11,178                      $11,156
 7/30/1993               $10,695                      $11,242                      $11,199
 8/30/1993               $10,872                      $11,439                      $11,370
 9/30/1993               $10,892                      $11,470                      $11,390
10/30/1993               $10,922                      $11,513                      $11,422
11/30/1993               $10,892                      $11,415                      $11,390
12/30/1993               $10,936                      $11,477                      $11,437
 1/30/1994               $11,035                      $11,632                      $11,530
 2/28/1994               $10,870                      $11,430                      $11,368
 3/30/1994               $10,660                      $11,148                      $11,137
 4/30/1994               $10,438                      $11,059                      $10,915
 5/30/1994               $10,337                      $11,057                      $10,810
 6/30/1994               $10,299                      $11,033                      $10,770
 7/30/1994               $10,434                      $11,252                      $10,911
 8/30/1994               $10,450                      $11,266                      $10,928
 9/30/1994               $10,273                      $11,100                      $10,742
10/30/1994               $10,243                      $11,090                      $10,711
11/30/1994               $10,104                      $11,066                      $10,565
12/30/1994               $10,170                      $11,142                      $10,635
 1/30/1995               $10,330                      $11,363                      $10,801
 2/28/1995               $10,558                      $11,633                      $11,040
 3/30/1995               $10,624                      $11,704                      $11,109
 4/30/1995               $10,807                      $11,868                      $11,300
 5/30/1995               $11,215                      $12,327                      $11,728
 6/30/1995               $11,267                      $12,417                      $11,770
 7/30/1995               $11,218                      $12,390                      $11,731
 8/30/1995               $11,362                      $12,539                      $11,882
 9/30/1995               $11,472                      $12,661                      $11,997
10/30/1995               $11,615                      $12,826                      $12,146
11/30/1995               $11,763                      $13,018                      $12,301
12/30/1995               $11,934                      $13,201                      $12,480
 1/30/1996               $11,993                      $13,288                      $12,542
 2/29/1996               $11,734                      $13,057                      $12,271
 3/30/1996               $11,636                      $12,966                      $12,168
 4/30/1996               $11,537                      $12,894                      $12,064
 5/30/1996               $11,505                      $12,867                      $12,030
 6/30/1996               $11,650                      $13,040                      $12,183
 7/30/1996               $11,678                      $13,076                      $12,212
 8/30/1996               $11,638                      $13,054                      $12,169
 9/30/1996               $11,827                      $13,281                      $12,381
10/30/1996               $12,096                      $13,576                      $12,649
11/30/1996               $12,303                      $13,808                      $12,866
12/30/1996               $12,162                      $13,680                      $12,718
 1/30/1997               $12,179                      $13,722                      $12,735
 2/28/1997               $12,177                      $13,756                      $12,747
 3/30/1997               $12,007                      $13,603                      $12,555
 4/30/1997               $12,191                      $13,807                      $12,748
 5/30/1997               $12,286                      $13,938                      $12,861
 6/30/1997               $12,445                      $14,103                      $13,014
 7/30/1997               $12,914                      $14,483                      $13,504
 8/30/1997               $12,701                      $14,360                      $13,282
 9/30/1997               $12,943                      $14,572                      $13,535
10/30/1997               $13,188                      $14,783                      $13,791
11/30/1997               $13,257                      $14,851                      $13,863
12/30/1997               $13,410                      $15,000                      $14,023
 1/30/1998               $13,618                      $15,193                      $14,241
 2/28/1998               $13,546                      $15,182                      $14,166
 3/30/1998               $13,577                      $15,234                      $14,198
 4/30/1998               $13,633                      $15,313                      $14,257
 5/30/1998               $13,818                      $15,459                      $14,450
 6/30/1998               $13,958                      $15,590                      $14,597
 7/30/1998               $13,959                      $15,623                      $14,598
 8/30/1998               $14,216                      $15,877                      $14,867
 9/30/1998               $14,616                      $16,249                      $15,286
10/30/1998               $14,472                      $16,163                      $15,134
11/30/1998               $14,571                      $16,255                      $15,238
12/30/1998               $14,613                      $16,303                      $15,283
 1/30/1999               $14,713                      $16,420                      $15,403
 2/28/1999               $14,280                      $16,133                      $14,934
 3/30/1999               $14,384                      $16,223                      $15,042
 4/30/1999               $14,397                      $16,274                      $15,072
 5/30/1999               $14,206                      $16,132                      $14,856
 6/30/1999               $14,098                      $16,080                      $14,743
 7/30/1999               $14,054                      $16,012                      $14,697
 8/30/1999               $13,995                      $16,004                      $14,635
 9/30/1999               $14,117                      $16,189                      $14,763
10/30/1999               $14,134                      $16,249                      $14,797
11/30/1999               $14,133                      $16,248                      $14,781
12/30/1999               $14,038                      $16,170                      $14,685
 1/30/2000               $14,007                      $16,117                      $14,655
 2/29/2000               $14,176                      $16,312                      $14,852
 3/30/2000               $14,428                      $16,526                      $15,103
 4/30/2000               $14,299                      $16,479                      $14,970
 5/30/2000               $14,172                      $16,472                      $14,841
 6/30/2000               $14,490                      $16,814                      $15,176
 7/30/2000               $14,634                      $16,967                      $15,330
 8/30/2000               $14,859                      $17,213                      $15,570
 9/30/2000               $14,871                      $17,322                      $15,585
10/30/2000               $14,951                      $17,436                      $15,672
11/30/2000               $15,241                      $17,722                      $15,981
12/30/2000               $15,569                      $18,052                      $16,328
 1/30/2001               $15,765                      $18,348                      $16,537
 2/28/2001               $15,939                      $18,507                      $16,723
 3/30/2001               $16,001                      $18,600                      $16,791
 4/30/2001               $15,810                      $18,522                      $16,594
 5/30/2001               $15,874                      $18,633                      $16,665
 6/30/2001               $15,952                      $18,704                      $16,751
 7/30/2001               $16,374                      $19,123                      $17,198
 8/30/2001               $16,574                      $19,342                      $17,411
 9/30/2001               $16,754                      $19,569                      $17,604
10/30/2001               $17,181                      $19,978                      $18,057
11/30/2001               $16,770                      $19,702                      $17,628
12/31/2001               $16,603                      $19,576                      $17,456
 1/31/2002               $16,718                      $19,735                      $17,581
 2/28/2002               $16,829                      $19,926                      $17,701
 3/31/2002               $16,448                      $19,595                      $17,304
 4/30/2002               $16,744                      $19,975                      $17,619
 5/31/2002               $16,863                      $20,145                      $17,748


(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

INCOME PLUS FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGERS
     N. Graham Allen, FCMA
     Daniel J. Kokoszka, CFA
     Scott M. Smith, CFA

INCEPTION DATE
     07/13/98

PERFORMANCE HIGHLIGHTS

          The Fund's Class A shares returned 6.48%(1) for the one-year period ended May 31, 2002, excluding sales charges, underperforming the Lehman Brothers Aggregate Bond Index(2), which returned 8.10% during the period. The Fund's Class A shares distributed $0.67 per share in dividend income and no capital gains during the period.

        The Fund's positive performance during the period can be attributed, in part, to its diversified portfolio strategy, including holdings in high-quality U.S. Treasury, corporate and mortgage bonds, high yield U.S. and European securities, emerging market and non-U.S. dollar sovereign debt. The Fund's emerging market debt, which represented 7.5% of portfolio holdings, generated the strongest returns, while corporate bonds -- including investment grade and high-yield bonds -- also boosted overall performance.

        In contrast, the Fund's underperformance of its benchmark can be attributed, in part, to a smaller concentration in emerging market debt, a longer duration and weak international sovereign market performance. Even though the Fund's riskier sectors produced the best overall returns during the past 12 months, we believe that our well-diversified portfolio helped reduce risk without significantly detracting from the Fund's overall performance.

STRATEGIC OUTLOOK

        In May 2002, the former Wells Fargo Corporate Bond Fund, which invests primarily in corporate bonds, was merged into the Fund. We believe that the exposure to a higher percentage of corporate bonds may prove advantageous going forward. We intend to shift portfolio assets toward securities that enhance yield and total return and to reallocate portfolio assets over time in an effort to capitalize on changing market conditions.


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                              INCLUDING SALES CHARGE                 EXCLUDING SALES CHARGE
                                                            ---------------------------           ---------------------------
                                                            1-YEAR         LIFE OF FUND           1-YEAR         LIFE OF FUND
-------------------------------------------------------------------------------------------------------------------------------
     WELLS FARGO INCOME PLUS FUND - CLASS A                   1.68                2.09              6.48                3.31

     WELLS FARGO INCOME PLUS FUND - CLASS B                   0.78                1.94              5.78                2.56

     WELLS FARGO INCOME PLUS FUND - CLASS C                   4.78                2.56              5.78                2.56

     BENCHMARK

        LEHMAN BROTHERS AGGREGATE BOND INDEX(2)                                                     8.10                6.76

     CHARACTERISTICS (AS OF MAY 31, 2002)
-----------------------------------------------------------------------------------
     PORTFOLIO TURNOVER                                                   63%

     NUMBER OF HOLDINGS                                                  318

     AVERAGE CREDIT QUALITY(3)                                            A3

     WEIGHTED AVERAGE COUPON                                            7.52%

     ESTIMATED WEIGHTED AVERAGE MATURITY                              7.58 YEARS

     ESTIMATED AVERAGE DURATION                                       4.88 YEARS

     NAV
        (CLASS A, B, C)                                  $10.81, $10.82, $10.82

     DISTRIBUTION RATE(4)
        (CLASS A, B, C)                                     2.21%, 2.02%, 2.02%

     SEC YIELD(5)
        (CLASS A, B, C)                                     5.78%, 5.31%, 5.30%


PORTFOLIO ALLOCATION(6) (AS OF MAY 31, 2002)

[CHART]

Corporate Bonds                    63%
U.S. Government Agencies           15%
U.S. Treasury Bonds                14%
Foreign Government Bonds            5%
Cash Equivalents                    2%
Asset-Backed Securities             1%


GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                          WELLS FARGO                    LEHMAN BROTHERS
                       INCOME PLUS CLASS A            AGGREGATE BOND INDEX
 6/30/1998                    $9,550                          $10,000
 7/31/1998                    $9,512                          $10,021
 8/31/1998                    $9,382                          $10,184
 9/30/1998                    $9,709                          $10,423
10/31/1998                    $9,637                          $10,368
11/30/1998                    $9,844                          $10,426
12/31/1998                    $9,883                          $10,458
 1/31/1999                    $9,945                          $10,533
 2/28/1999                    $9,764                          $10,349
 3/31/1999                    $9,810                          $10,406
 4/30/1999                    $9,976                          $10,439
 5/29/1999                    $9,855                          $10,348
 6/30/1999                    $9,790                          $10,315
 7/31/1999                    $9,717                          $10,271
 8/31/1999                    $9,594                          $10,265
 9/30/1999                    $9,649                          $10,385
10/31/1999                    $9,502                          $10,423
11/30/1999                    $9,519                          $10,422
12/31/1999                    $9,539                          $10,372
 1/31/2000                    $9,415                          $10,338
 2/29/2000                    $9,482                          $10,463
 3/31/2000                    $9,444                          $10,601
 4/30/2000                    $9,387                          $10,571
 5/31/2000                    $9,246                          $10,566
 6/30/2000                    $9,435                          $10,785
 7/31/2000                    $9,567                          $10,884
 8/31/2000                    $9,627                          $11,041
 9/30/2000                    $9,651                          $11,111
10/31/2000                    $9,546                          $11,184
11/30/2000                    $9,600                          $11,368
12/31/2000                    $9,803                          $11,579
 1/31/2001                   $10,066                          $11,769
 2/28/2001                   $10,149                          $11,871
 3/31/2001                   $10,136                          $11,931
 4/30/2001                   $10,103                          $11,881
 5/31/2001                   $10,176                          $11,952
 6/30/2001                   $10,181                          $11,997
 7/31/2001                   $10,368                          $12,266
 8/31/2001                   $10,490                          $12,407
 9/30/2001                   $10,399                          $12,552
10/31/2001                   $10,677                          $12,815
11/30/2001                   $10,653                          $12,638
12/31/2001                   $10,564                          $12,557
 1/31/2002                   $10,624                          $12,659
 2/28/2002                   $10,643                          $12,781
 3/31/2002                   $10,598                          $12,569
 4/30/2002                   $10,750                          $12,813
 5/31/2002                   $10,835                          $12,922


(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Intermediate Government Income Fund (the Fund) seeks current income, consistent with safety of principal.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGER
     Robert N. Daviduk, CFA

INCEPTION DATE
     12/31/82

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned 7.34%(1) for the one-year period ended May 31, 2002, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government Index(2), which returned 7.58% for the period. The Fund's Class A shares distributed $0.62 per share in dividend income and no capital gains during the period.

        Fixed-income markets, particularly government bonds, again proved to be safe havens from volatile equity markets for many investors over the past twelve-month period. The weakness in the economy coupled with the September 11 terrorist attacks and various international conflicts only fueled additional interest-rate cuts, resulting in declining bond yields. Indeed, falling short-term interest rates have defined the bond market throughout the year due to the Federal Reserve Board's (the Fed) aggressive attempt to revive economic growth through lower short-term interest rates. In all, the five-year U.S. Treasury note decreased .56% in yield during the reporting period.

        Three factors contributed to the Fund's positive performance. First, we slowly reduced duration during the period, benefiting from the drop in interest rates through early November. At the end of the fiscal year, the Fund duration dropped to 4.14 years from 4.89 years one year ago. Second, we increased the Fund's allocation of mortgage-backed securities from 25% to 29% of portfolio assets, with the shift generating strong returns once interest rates began to tread upward later in the reporting period. Third, the portfolio's federal agency securities performed well throughout the entire year.

STRATEGIC OUTLOOK

        As the economic recovery gains momentum, we believe that interest rates may begin to rise over the ensuing months. With this in mind, we intend to continue to reduce portfolio duration and increase our allocation to mortgage-backed securities in an effort to capitalize on a changing interest-rate environment. At the same time, we plan to shift assets away from U.S. Treasuries in an effort to reduce interest-rate risk.


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 17, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund.The performance of the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                                                INCLUDING SALES CHARGE       EXCLUDING SALES CHARGE
                                                                               -----------------------      -----------------------
                                                                               1-YEAR  5-YEAR  10-YEAR      1-YEAR  5-YEAR  10-YEAR
------------------------------------------------------------------------------------------------------------------------------------
     WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND - CLASS A                  2.51    5.88     5.49        7.34     6.86    5.98

     WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND - CLASS B                  1.55    5.75     5.19        6.55     6.07    5.19

     WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND - CLASS C                  5.48    6.07     5.19        6.48     6.07    5.19

     WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND - INSTITUTIONAL CLASS                                   7.63     7.01    6.05

     BENCHMARK

        LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT INDEX(2)                                                7.58     7.15    6.75

     CHARACTERISTICS (AS OF MAY 31, 2002)
----------------------------------------------------------------------------------
     PORTFOLIO TURNOVER                                                  102%

     NUMBER OF HOLDINGS                                                   76

     AVERAGE CREDIT QUALITY(3)                                            AAA

     WEIGHTED AVERAGE COUPON                                             7.23%

     ESTIMATED WEIGHTED AVERAGE MATURITY                              6.36 YEARS

     ESTIMATED AVERAGE DURATION                                       4.14 YEARS

     NAV
        (CLASS A, B, C, I)                       $11.19, $11.18, $11.17, $11.19

     DISTRIBUTION RATE(4)
        (CLASS A, B, C, I)                          5.66%, 5.14 %, 5.18%, 6.23%

     SEC YIELD(5)
        (CLASS A, B, C, I)                           3.97%, 3.41%, 3.40%, 4.44%


PORTFOLIO ALLOCATION(6) (AS OF MAY 31, 2002)

[CHART]

U.S. Government Agencies                 53%
U.S. Treasury Bonds                      45%
Cash Equivalents                          2%


GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                     WELLS FARGO INTERMEDIATE             LEHMAN BROTHERS INTERMEDIATE             WELLS FARGO INTERMEDIATE
                  GOVERNMENT INCOME FUND CLASS A             U.S. GOVERNMENT INDEX              GOVERNMENT INCOME FUND CLASS I
 6/28/1992                     $9,550                                $10,000                                 $10,000
 7/28/1992                     $9,737                                $10,192                                 $10,196
 8/28/1992                     $9,851                                $10,296                                 $10,315
 9/28/1992                     $9,989                                $10,438                                 $10,460
10/28/1992                     $9,851                                $10,312                                 $10,316
11/28/1992                     $9,818                                $10,271                                 $10,281
12/28/1992                     $9,927                                $10,403                                 $10,395
 1/28/1993                    $10,105                                $10,596                                 $10,581
 2/28/1993                    $10,277                                $10,752                                 $10,761
 3/28/1993                    $10,344                                $10,792                                 $10,832
 4/28/1993                    $10,433                                $10,876                                 $10,925
 5/28/1993                    $10,419                                $10,847                                 $10,910
 6/28/1993                    $10,568                                $11,004                                 $11,066
 7/28/1993                    $10,589                                $11,026                                 $11,088
 8/28/1993                    $10,760                                $11,190                                 $11,267
 9/28/1993                    $10,825                                $11,235                                 $11,335
10/28/1993                    $10,856                                $11,262                                 $11,368
11/28/1993                    $10,764                                $11,206                                 $11,271
12/28/1993                    $10,816                                $11,253                                 $11,326
 1/28/1994                    $10,913                                $11,364                                 $11,427
 2/28/1994                    $10,692                                $11,208                                 $11,196
 3/28/1994                    $10,462                                $11,044                                 $10,955
 4/28/1994                    $10,278                                $10,973                                 $10,763
 5/28/1994                    $10,127                                $10,981                                 $10,604
 6/28/1994                    $10,071                                $10,983                                 $10,546
 7/28/1994                    $10,236                                $11,127                                 $10,718
 8/28/1994                    $10,202                                $11,160                                 $10,683
 9/28/1994                    $10,138                                $11,067                                 $10,616
10/28/1994                    $10,137                                $11,070                                 $10,615
11/28/1994                    $10,113                                $11,020                                 $10,590
12/28/1994                    $10,150                                $11,056                                 $10,628
 1/28/1995                    $10,272                                $11,236                                 $10,756
 2/28/1995                    $10,490                                $11,453                                 $10,985
 3/28/1995                    $10,557                                $11,516                                 $11,055
 4/28/1995                    $10,685                                $11,649                                 $11,189
 5/28/1995                    $10,976                                $11,978                                 $11,494
 6/28/1995                    $11,054                                $12,054                                 $11,576
 7/28/1995                    $11,020                                $12,060                                 $11,540
 8/28/1995                    $11,103                                $12,159                                 $11,627
 9/28/1995                    $11,169                                $12,241                                 $11,696
10/28/1995                    $11,284                                $12,375                                 $11,816
11/28/1995                    $11,426                                $12,526                                 $11,965
12/28/1995                    $11,545                                $12,650                                 $12,089
 1/28/1996                    $11,637                                $12,756                                 $12,186
 2/28/1996                    $11,491                                $12,622                                 $12,033
 3/28/1996                    $11,414                                $12,564                                 $11,953
 4/28/1996                    $11,374                                $12,527                                 $11,911
 5/28/1996                    $11,351                                $12,521                                 $11,887
 6/28/1996                    $11,451                                $12,648                                 $12,002
 7/28/1996                    $11,486                                $12,687                                 $12,028
 8/28/1996                    $11,461                                $12,702                                 $12,001
 9/28/1996                    $11,631                                $12,866                                 $12,179
10/28/1996                    $11,851                                $13,077                                 $12,421
11/28/1996                    $12,041                                $13,235                                 $12,609
12/28/1996                    $11,907                                $13,163                                 $12,468
 1/28/1997                    $11,955                                $13,214                                 $12,519
 2/28/1997                    $11,950                                $13,236                                 $12,525
 3/28/1997                    $11,826                                $13,160                                 $12,384
 4/28/1997                    $11,981                                $13,309                                 $12,546
 5/28/1997                    $12,074                                $13,412                                 $12,643
 6/28/1997                    $12,190                                $13,527                                 $12,776
 7/28/1997                    $12,527                                $13,776                                 $13,117
 8/28/1997                    $12,399                                $13,724                                 $12,983
 9/28/1997                    $12,589                                $13,873                                 $13,182
10/28/1997                    $12,786                                $14,035                                 $13,389
11/28/1997                    $12,826                                $14,065                                 $13,431
12/28/1997                    $12,945                                $14,180                                 $13,567
 1/28/1998                    $13,158                                $14,365                                 $13,778
 2/28/1998                    $13,099                                $14,350                                 $13,728
 3/28/1998                    $13,131                                $14,394                                 $13,750
 4/28/1998                    $13,180                                $14,463                                 $13,814
 5/28/1998                    $13,305                                $14,563                                 $13,932
 6/28/1998                    $13,416                                $14,661                                 $14,048
 7/28/1998                    $13,440                                $14,717                                 $14,073
 8/28/1998                    $13,745                                $14,995                                 $14,393
 9/28/1998                    $14,209                                $15,345                                 $14,891
10/28/1998                    $14,146                                $15,371                                 $14,825
11/28/1998                    $14,122                                $15,323                                 $14,787
12/28/1998                    $14,194                                $15,383                                 $14,863
 1/28/1999                    $14,247                                $15,452                                 $14,918
 2/28/1999                    $13,926                                $15,240                                 $14,595
 3/28/1999                    $14,019                                $15,341                                 $14,680
 4/28/1999                    $14,052                                $15,382                                 $14,714
 5/28/1999                    $13,865                                $15,288                                 $14,531
 6/28/1999                    $13,810                                $15,310                                 $14,474
 7/28/1999                    $13,771                                $15,312                                 $14,433
 8/28/1999                    $13,765                                $15,334                                 $14,414
 9/28/1999                    $13,931                                $15,465                                 $14,587
10/28/1999                    $13,963                                $15,496                                 $14,608
11/28/1999                    $13,958                                $15,507                                 $14,616
12/28/1999                    $13,880                                $15,458                                 $14,534
 1/28/2000                    $13,810                                $15,406                                 $14,463
 2/28/2000                    $13,974                                $15,534                                 $14,639
 3/28/2000                    $14,174                                $15,711                                 $14,851
 4/28/2000                    $14,136                                $15,705                                 $14,815
 5/28/2000                    $14,131                                $15,747                                 $14,813
 6/28/2000                    $14,387                                $15,997                                 $15,086
 7/28/2000                    $14,499                                $16,103                                 $15,207
 8/28/2000                    $14,703                                $16,283                                 $15,424
 9/28/2000                    $14,762                                $16,425                                 $15,489
10/28/2000                    $14,877                                $16,538                                 $15,614
11/28/2000                    $15,142                                $16,781                                 $15,895
12/28/2000                    $15,409                                $17,077                                 $16,195
 1/28/2001                    $15,552                                $17,304                                 $16,348
 2/28/2001                    $15,708                                $17,463                                 $16,516
 3/28/2001                    $15,775                                $17,589                                 $16,575
 4/28/2001                    $15,636                                $17,532                                 $16,433
 5/28/2001                    $15,677                                $17,604                                 $16,480
 6/28/2001                    $15,737                                $17,661                                 $16,547
 7/28/2001                    $16,079                                $17,991                                 $16,926
 8/28/2001                    $16,275                                $18,151                                 $17,121
 9/28/2001                    $16,562                                $18,537                                 $17,426
10/28/2001                    $16,928                                $18,884                                 $17,831
11/28/2001                    $16,585                                $18,659                                 $17,459
12/28/2001                    $16,425                                $18,518                                 $17,311
 1/28/2002                    $16,534                                $18,631                                 $17,429
 2/28/2002                    $16,709                                $18,811                                 $17,601
 3/28/2002                    $16,365                                $18,482                                 $17,242
 4/28/2002                    $16,698                                $18,830                                 $17,613
 5/28/2002                    $16,827                                $18,963                                 $17,738


or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

LIMITED TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Limited Term Government Income Fund (the Fund) seeks current income, while preserving capital.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGER
     Robert N. Daviduk, CFA

INCEPTION DATE
     10/27/93

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned 6.74%(1) for the one-year period ended May 31, 2002, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index(2), which returned 7.64% for the period. The Fund's Class A shares distributed $0.45 per share in dividend income and no capital gains during the period.

        The past 12 months were another profitable yet tumultuous period for Fund shareholders, as economic weakness and international conflict drove bond prices higher and yields lower. In fact, the Federal Reserve Board's aggressive rate-cutting campaign sent short-term rates to 1.75% -- the lowest level in 40 years -- while sending the yield on the five-year U.S. Treasury note down .56%.

        In general, the Fund's performance reflected a longer portfolio duration than its benchmark. At the same time, the Fund's mortgage-backed securities and agency securities produced attractive returns. The Fund's underperformance as compared to its benchmark was attributed, in part, to a slightly underweight position in mortgage-backed securities during the second half of the period.

STRATEGIC OUTLOOK

        As the economic recovery gains momentum, we believe that interest rates may begin to rise over the ensuing months. With this in mind, we recently repositioned the Fund's portfolio assets in an effort to capitalize on new marketplace opportunities. For example, we shortened portfolio duration, increased our allocation to mortgage-backed securities by more than 10% and purchased more agency bonds. We sold U.S. Treasury securities to finance these purchases. We believe these changes may positively impact Fund performance in the coming months.


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the Fund for periods prior to June 15, 1998, reflects the performance of the Fund's Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects the performance of the Class A shares of the Fund, adjusted to reflect Institutional Class expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                                              INCLUDING SALES CHARGE        EXCLUDING SALES CHARGE
                                                                             -------------------------     -------------------------
                                                                                               LIFE OF                       LIFE OF
                                                                             1-YEAR   5-YEAR    FUND       1-YEAR   5-YEAR    FUND
------------------------------------------------------------------------------------------------------------------------------------
     WELLS FARGO LIMITED TERM GOVERNMENT INCOME FUND - CLASS A                1.97     5.17      5.00       6.74      6.15     5.56

     WELLS FARGO LIMITED TERM GOVERNMENT INCOME FUND - CLASS B                0.94     5.09      4.86       5.94      5.41     4.86

     WELLS FARGO LIMITED TERM GOVERNMENT INCOME FUND - INSTITUTIONAL CLASS                                  7.08      6.33     5.67

     BENCHMARK

        LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX(2)                                        7.64      7.21     6.51

CHARACTERISTICS (AS OF MAY 31, 2002)
----------------------------------------------------------------------------------
     PORTFOLIO TURNOVER                                                  127%

     NUMBER OF HOLDINGS                                                   52

     AVERAGE CREDIT QUALITY(3)                                            AAA

     WEIGHTED AVERAGE COUPON                                            6.65%

     ESTIMATED WEIGHTED AVERAGE MATURITY                              4.22 YEARS

     ESTIMATED AVERAGE DURATION                                       2.95 YEARS

     NAV
        (CLASS A, B, I)                                   $10.03, $10.03, $9.84

     DISTRIBUTION RATE(4)
        (CLASS A, B, I)                                     4.11%, 3.54%, 4.58%

     SEC YIELD(5)
        (CLASS A, B, I)                                     4.60%, 4.05%, 5.10%

PORTFOLIO ALLOCATION(6) (AS OF MAY 31, 2002)

[CHART]

U.S. Government Agencies                      66%
U.S. Treasury Securities                      31%
Asset-Backed Securities                        2%
Cash                                           1%


GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                 WELLS FARGO LIMITED TERM         LEHMAN BROTHERS INTERMEDIATE           WELLS FARGO LIMITED TERM
              GOVERNMENT INCOME FUND CLASS A        U.S. GOV'T/CREDIT INDEX           GOVERNMENT INCOME FUND CLASS I
10/31/1993                $9,550                             $10,000                              $10,000
11/30/1993                $9,566                              $9,944                              $10,015
12/31/1993                $9,596                              $9,990                              $10,047
 1/31/1994                $9,656                             $10,101                              $10,110
 2/28/1994                $9,598                              $9,951                              $10,050
 3/31/1994                $9,546                              $9,787                               $9,995
 4/30/1994                $9,513                              $9,721                               $9,960
 5/31/1994                $9,540                              $9,727                               $9,989
 6/30/1994                $9,549                              $9,728                               $9,997
 7/31/1994                $9,607                              $9,868                              $10,058
 8/31/1994                $9,603                              $9,899                              $10,055
 9/30/1994                $9,484                              $9,808                               $9,930
10/31/1994                $9,478                              $9,807                               $9,924
11/30/1994                $9,423                              $9,762                               $9,866
12/31/1994                $9,460                              $9,797                               $9,905
 1/31/1995                $9,609                              $9,962                              $10,061
 2/28/1995                $9,784                             $10,169                              $10,244
 3/31/1995                $9,835                             $10,227                              $10,297
 4/28/1995                $9,919                             $10,353                              $10,385
 5/31/1995               $10,142                             $10,666                              $10,619
 6/30/1995               $10,202                             $10,738                              $10,681
 7/31/1995               $10,205                             $10,739                              $10,684
 8/31/1995               $10,273                             $10,837                              $10,756
 9/29/1995               $10,333                             $10,915                              $10,819
10/31/1995               $10,434                             $11,037                              $10,924
11/30/1995               $10,546                             $11,182                              $11,041
12/29/1995               $10,659                             $11,299                              $11,160
 1/31/1996               $10,751                             $11,397                              $11,257
 2/29/1996               $10,659                             $11,263                              $11,160
 3/31/1996               $10,597                             $11,205                              $11,095
 4/30/1996               $10,556                             $11,165                              $11,052
 5/31/1996               $10,531                             $11,157                              $11,026
 6/30/1996               $10,630                             $11,275                              $11,130
 7/31/1996               $10,658                             $11,309                              $11,159
 8/31/1996               $10,657                             $11,318                              $11,158
 9/30/1996               $10,802                             $11,475                              $11,301
10/31/1996               $10,938                             $11,678                              $11,445
11/30/1996               $11,092                             $11,832                              $11,609
12/31/1996               $11,044                             $11,756                              $11,557
 1/31/1997               $11,114                             $11,802                              $11,631
 2/28/1997               $11,154                             $11,825                              $11,672
 3/31/1997               $11,080                             $11,743                              $11,593
 4/30/1997               $11,207                             $11,881                              $11,740
 5/31/1997               $11,280                             $11,980                              $11,818
 6/30/1997               $11,372                             $12,089                              $11,915
 7/31/1997               $11,583                             $12,335                              $12,128
 8/31/1997               $11,528                             $12,273                              $12,068
 9/30/1997               $11,644                             $12,416                              $12,192
10/31/1997               $11,766                             $12,553                              $12,322
11/30/1997               $11,786                             $12,581                              $12,344
12/31/1997               $11,880                             $12,682                              $12,444
 1/31/1998               $12,041                             $12,848                              $12,619
 2/28/1998               $12,016                             $12,838                              $12,592
 3/31/1998               $12,043                             $12,879                              $12,619
 4/30/1998               $12,095                             $12,944                              $12,675
 5/29/1998               $12,186                             $13,038                              $12,771
 6/30/1998               $12,228                             $13,122                              $12,815
 7/31/1998               $12,281                             $13,168                              $12,871
 8/31/1998               $12,498                             $13,375                              $13,103
 9/30/1998               $12,816                             $13,711                              $13,442
10/31/1998               $12,779                             $13,697                              $13,402
11/30/1998               $12,748                             $13,696                              $13,368
12/31/1998               $12,783                             $13,751                              $13,405
 1/31/1999               $12,855                             $13,827                              $13,481
 2/28/1999               $12,632                             $13,624                              $13,241
 3/31/1999               $12,718                             $13,725                              $13,333
 4/30/1999               $12,757                             $13,768                              $13,374
 5/29/1999               $12,632                             $13,662                              $13,254
 6/30/1999               $12,641                             $13,671                              $13,248
 7/31/1999               $12,606                             $13,659                              $13,225
 8/31/1999               $12,599                             $13,669                              $13,217
 9/30/1999               $12,749                             $13,797                              $13,363
10/31/1999               $12,776                             $13,833                              $13,394
11/30/1999               $12,782                             $13,850                              $13,416
12/31/1999               $12,748                             $13,805                              $13,382
 1/31/2000               $12,674                             $13,754                              $13,305
 2/29/2000               $12,774                             $13,867                              $13,413
 3/31/2000               $12,889                             $14,012                              $13,539
 4/30/2000               $12,896                             $13,980                              $13,548
 5/31/2000               $12,904                             $14,002                              $13,558
 6/30/2000               $13,088                             $14,249                              $13,758
 7/31/2000               $13,168                             $14,357                              $13,846
 8/31/2000               $13,317                             $14,527                              $14,006
 9/30/2000               $13,423                             $14,659                              $14,122
10/31/2000               $13,490                             $14,726                              $14,196
11/30/2000               $13,669                             $14,927                              $14,390
12/31/2000               $13,893                             $15,201                              $14,632
 1/31/2001               $14,060                             $15,451                              $14,798
 2/28/2001               $14,154                             $15,596                              $14,901
 3/31/2001               $14,237                             $15,716                              $14,992
 4/30/2001               $14,189                             $15,675                              $14,944
 5/31/2001               $14,243                             $15,763                              $15,004
 6/30/2001               $14,273                             $15,821                              $15,054
 7/31/2001               $14,537                             $16,150                              $15,323
 8/31/2001               $14,654                             $16,312                              $15,452
 9/30/2001               $14,930                             $16,550                              $15,751
10/31/2001               $15,162                             $16,825                              $16,003
11/30/2001               $14,964                             $16,656                              $15,793
12/31/2001               $14,870                             $16,565                              $15,710
 1/31/2002               $14,923                             $16,651                              $15,770
 2/28/2002               $15,080                             $16,782                              $15,926
 3/31/2002               $14,838                             $16,527                              $15,683
 4/30/2002               $15,088                             $16,800                              $15,939
 5/31/2002               $15,203                             $16,968                              $16,066


contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Intermediate U.S. Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt in the one- to ten-year range. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers Intermediate U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

STABLE INCOME FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Stable Income Fund (the Fund) seeks stability of principal while providing low volatility total return.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Galliard Capital Management, Inc.

FUND MANAGER
     John Huber

INCEPTION DATE
     11/11/94

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned 3.53%(1) for the one-year period ended May 31, 2002, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Short Treasury 9-12 Months Index(2), which returned 3.56% during the period. The Fund's Class A shares distributed $0.34 per share in dividend income and no capital gains during the period.

        The Fund's positive performance during this reporting period can be attributed, in part, to the Federal Reserve Board's (the Fed) attempt to stimulate economic growth by aggressively trimming short-term interest rates. During the period, short-term rates fell significantly more than longer-term rates. For example, yields on short-term U.S. Treasury bills declined nearly a full percent to 3.19%, while yields on 30-year U.S. Treasury bonds dropped only 14 basis points to 5.62%. Because portfolio holdings are positioned on the short end of the bond yield curve, a steepening curve boosted total returns.

        The Fund's mortgage- and other asset-backed securities performed well during the period. In fact, Fund performance was enhanced by our decision to increase the portfolio's allocation to these securities during the period. While the portfolio's corporate holdings also fared well, our exposure to Enron bonds cost shareholders approximately .5% in total return. Enron's bankruptcy was unprecedented in terms of its size and speed, yet served to underscore the importance of diversification -- a hallmark of the Fund -- as a strategy for reducing investment risk.

STRATEGIC OUTLOOK

        We continue to believe that the pursuit of yield in various areas of the yield curve may drive Fund performance. At the same time, we believe that other risks could affect total returns over the next six to 12 months. For example, interest rates may remain in a narrow range until the Fed sends a clearer signal about its intentions. But over the ensuing months, we believe that short-term interest-rates may indeed increase. Our intention is to continue to manage the portfolio as we have in any interest rate environment, seeking attractive opportunities across all sectors of the bond market.


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges and expenses. Performance shown for Class B shares for periods prior to May 17, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum contingent-deferred sales charge for Class B shares is 1.50%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Fund changed its benchmark from the Merrill Lynch Treasury Bill One-Year Index to the Lehman Brothers Short Treasury 9-12 Months Index. Merrill Lynch no longer calculates/publishes the Treasury Bill One-Year Index because the Department of Treasury eliminated the 52-week Treasury bill. The Lehman Brothers Short Treasury 9-12 Months Index is an unmanaged index

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                                     INCLUDING SALES CHARGE             EXCLUDING SALES CHARGE
                                                                  ----------------------------      -----------------------------
                                                                                       LIFE OF                            LIFE OF
                                                                  1-YEAR    5-YEAR      FUND        1-YEAR     5-YEAR      FUND
----------------------------------------------------------------------------------------------------------------------------------
     WELLS FARGO STABLE INCOME FUND - CLASS A                      1.98      5.05        5.52        3.53        5.37       5.73

     WELLS FARGO STABLE INCOME FUND - CLASS B                      1.29      4.58        4.93        2.79        4.58       4.93

     WELLS FARGO STABLE INCOME FUND - INSTITUTIONAL CLASS                                            3.87        5.50       5.82

     BENCHMARK

        LEHMAN BROTHERS SHORT TREASURY 9-12 MONTHS INDEX(2)                                          3.56        5.41       5.92

     CHARACTERISTICS (AS OF MAY 31, 2002)
----------------------------------------------------------------------------------
     PORTFOLIO TURNOVER                                                   81%

     NUMBER OF HOLDINGS                                                   166

     AVERAGE CREDIT QUALITY(3)                                            AA1

     WEIGHTED AVERAGE COUPON                                             4.48%

     ESTIMATED WEIGHTED AVERAGE MATURITY                              2.81 YEARS

     ESTIMATED AVERAGE DURATION                                       0.85 YEARS

     NAV
        (CLASS A, B, I)                                  $10.38, $10.37, $10.39

     DISTRIBUTION RATE(4)
        (CLASS A, B, I)                                     2.95%, 2.22%, 3.26%

     SEC YIELD(5)
        (CLASS A, B, I)                                     2.89%, 2.18%, 3.19%


PORTFOLIO ALLOCATION(6) (AS OF MAY 31, 2002)

[CHART]

Collateralized Mortgage Securities             33%
Asset-Backed Securities                        22%
U.S. Government Agencies                       16%
Corporate Bonds                                11%
Variable/Floating Rate Bonds                    9%
Cash Equivalents                                6%
Municipal Bonds                                 2%
U.S. Treasury Bonds                             1%


GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                     WELLS FARGO STABLE                 LEHMAN BROTHERS SHORT              WELLS FARGO STABLE
                     INCOME FUND CLASS A             TREASURY 9-12 MONTHS INDEX           INCOME FUND CLASS I
11/11/1994                  $9,850                              $10,000                           $10,000
11/30/1994                  $9,880                              $10,003                           $10,030
12/31/1994                  $9,919                              $10,038                           $10,070
 1/31/1995                  $9,968                              $10,134                           $10,120
 2/28/1995                 $10,047                              $10,218                           $10,200
 3/31/1995                 $10,126                              $10,278                           $10,280
 4/28/1995                 $10,185                              $10,346                           $10,340
 5/31/1995                 $10,293                              $10,434                           $10,450
 6/30/1995                 $10,352                              $10,494                           $10,510
 7/31/1995                 $10,392                              $10,548                           $10,550
 8/31/1995                 $10,451                              $10,599                           $10,610
 9/29/1995                 $10,500                              $10,647                           $10,660
10/31/1995                 $10,559                              $10,709                           $10,720
11/30/1995                 $10,638                              $10,770                           $10,800
12/29/1995                 $10,706                              $10,835                           $10,869
 1/31/1996                 $10,778                              $10,904                           $10,942
 2/29/1996                 $10,778                              $10,923                           $10,942
 3/31/1996                 $10,809                              $10,959                           $10,974
 4/30/1996                 $10,836                              $10,999                           $11,001
 5/31/1996                 $10,872                              $11,043                           $11,038
 6/30/1996                 $10,934                              $11,104                           $11,101
 7/31/1996                 $10,991                              $11,149                           $11,159
 8/31/1996                 $11,030                              $11,205                           $11,198
 9/30/1996                 $11,112                              $11,278                           $11,281
10/31/1996                 $11,196                              $11,360                           $11,366
11/30/1996                 $11,258                              $11,419                           $11,430
12/31/1996                 $11,290                              $11,460                           $11,462
 1/31/1997                 $11,334                              $11,532                           $11,506
 2/28/1997                 $11,374                              $11,553                           $11,547
 3/31/1997                 $11,392                              $11,591                           $11,566
 4/30/1997                 $11,491                              $11,633                           $11,666
 5/31/1997                 $11,551                              $11,680                           $11,727
 6/30/1997                 $11,614                              $11,744                           $11,791
 7/31/1997                 $11,740                              $11,792                           $11,919
 8/31/1997                 $11,748                              $11,851                           $11,927
 9/30/1997                 $11,839                              $11,928                           $12,019
10/31/1997                 $11,925                              $12,015                           $12,107
11/30/1997                 $11,954                              $12,077                           $12,124
12/31/1997                 $12,020                              $12,121                           $12,203
 1/31/1998                 $12,108                              $12,179                           $12,293
 2/28/1998                 $12,150                              $12,225                           $12,335
 3/31/1998                 $12,187                              $12,257                           $12,373
 4/30/1998                 $12,244                              $12,332                           $12,431
 5/29/1998                 $12,288                              $12,406                           $12,463
 6/30/1998                 $12,344                              $12,477                           $12,533
 7/31/1998                 $12,406                              $12,560                           $12,595
 8/31/1998                 $12,508                              $12,604                           $12,699
 9/30/1998                 $12,613                              $12,676                           $12,805
10/31/1998                 $12,645                              $12,746                           $12,838
11/30/1998                 $12,667                              $12,790                           $12,860
12/31/1998                 $12,725                              $12,858                           $12,907
 1/31/1999                 $12,750                              $12,943                           $12,944
 2/28/1999                 $12,749                              $12,979                           $12,944
 3/31/1999                 $12,823                              $13,042                           $13,019
 4/30/1999                 $12,871                              $13,104                           $13,068
 5/29/1999                 $12,870                              $13,164                           $13,079
 6/30/1999                 $12,911                              $13,228                           $13,109
 7/31/1999                 $12,956                              $13,291                           $13,154
 8/31/1999                 $12,986                              $13,388                           $13,184
 9/30/1999                 $13,058                              $13,498                           $13,257
10/31/1999                 $13,080                              $13,568                           $13,279
11/30/1999                 $13,106                              $13,586                           $13,307
12/31/1999                 $13,161                              $13,640                           $13,367
 1/31/2000                 $13,154                              $13,688                           $13,375
 2/29/2000                 $13,226                              $13,758                           $13,437
 3/31/2000                 $13,294                              $13,825                           $13,510
 4/30/2000                 $13,346                              $13,893                           $13,565
 5/31/2000                 $13,421                              $13,954                           $13,644
 6/30/2000                 $13,543                              $14,060                           $13,772
 7/31/2000                 $13,592                              $14,136                           $13,838
 8/31/2000                 $13,677                              $14,181                           $13,914
 9/30/2000                 $13,768                              $14,265                           $14,009
10/31/2000                 $13,835                              $14,330                           $14,080
11/30/2000                 $13,925                              $14,425                           $14,174
12/31/2000                 $14,059                              $14,561                           $14,314
 1/31/2001                 $14,189                              $14,721                           $14,463
 2/28/2001                 $14,292                              $14,784                           $14,557
 3/31/2001                 $14,385                              $14,886                           $14,654
 4/30/2001                 $14,414                              $14,955                           $14,701
 5/31/2001                 $14,492                              $15,040                           $14,770
 6/30/2001                 $14,543                              $15,083                           $14,812
 7/31/2001                 $14,652                              $15,178                           $14,940
 8/31/2001                 $14,722                              $15,221                           $15,000
 9/30/2001                 $14,810                              $15,361                           $15,106
10/31/2001                 $14,868                              $15,452                           $15,154
11/30/2001                 $14,811                              $15,478                           $15,099
12/31/2001                 $14,836                              $15,478                           $15,142
 1/31/2002                 $14,862                              $15,478                           $15,157
 2/28/2002                 $14,887                              $15,478                           $15,185
 3/31/2002                 $14,846                              $15,478                           $15,161
 4/30/2002                 $14,952                              $15,478                           $15,272
 5/31/2002                 $15,004                              $15,478                           $15,329


of short-term U.S. Treasuries maturing in 9 to 12 months, including bills, notes and bonds. U.S. Treasuries are backed by the full faith and credit of the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund invests in a wide range of securities, including those that are not reflected in the Lehman Brothers Short Treasury 9-12 Months Index or backed by the full faith and credit of the U.S. Government. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) The Fund invests exclusively in a Wells Fargo Core Portfolio. This chart represents the portfolio allocations of the core portfolio in which it invests. Portfolio holdings are subject to change. See notes to the Financial Statements for a discussion of the core portfolio.

(7) The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers Short Treasury 9-12 Months Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 1.50%.

TACTICAL MATURITY BOND FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Tactical Maturity Bond Fund (the Fund) seeks to produce a positive total return each calendar year.

ADVISER
     Wells Fargo Funds Management, LLC

FUND MANAGERS
     Collectively Managed

INCEPTION DATE
     11/28/2001

PERFORMANCE HIGHLIGHTS

        The Fund's Institutional Class shares returned 0.71%(1) for the one-year period ended May 31, 2002. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 8.10% over the same period. The Fund distributed $0.14 per share in dividend income and no capital gains during the period.

        The dominant theme throughout the reporting period was a steepening yield curve associated with the Federal Reserve Board's (the Fed) attempt to revive economic growth through a series of short-term interest rate cuts. While short-term rates fell from 3.58% to 1.75% -- their lowest rate in nearly 40 years -- long-term rates seesawed back and forth, only to finish 0.15% lower for the entire fiscal year. The divergent paths of short- and long-term interest rates ultimately resulted in the steepest yield curve since 1992.

        Since the Fund is comprised of two components -- short-term, high-quality bonds maturing in two years or less and long-term U.S. Treasury securities -- its overall performance mimicked the movement of short-and long-term interest rates. More specifically, falling interest rates translated into meager returns for the short-term securities, while the Fund's long-term U.S. Treasury bonds were negatively affected by market volatility. In all, the Fund's overall total return lagged behind most yield-oriented benchmarks that benefit from a steepening yield curve.

STRATEGIC OUTLOOK

        One of our principal strategies is adjusting the proportion of short- and long-term bonds based upon the actual movement in U.S. Treasury prices. However, our ability to shift assets into longer-term bonds amid rising U.S. Treasury bond prices has been restricted by low rates on short-term bonds. On the other hand, should bond prices fall, the portfolio's short-term securities may provide substantial principal protection. Regardless, we intend to continue to manage the Fund in an effort to produce a positive total return in any market environment.


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Institutional Class shares of the Wells Fargo Tactical Maturity Bond Fund for periods prior to November 28, 2001, reflects the performance of the Wells Fargo Tactical Maturity Bond Core Porfolio, a core portfolio in which the Fund invests, adjusted for the appropriate fees and expenses. The Wells Fargo Tactical Maturity Bond Core Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                               1-YEAR          LIFE OF FUND
---------------------------------------------------------------------------------------------
     WELLS FARGO TACTICAL MATURITY BOND FUND                    0.71                 8.13

     BENCHMARK

        LEHMAN BROTHERS AGGREGATE BOND INDEX(2)                 8.10                 2.25

     CHARACTERISTICS (AS OF MAY 31, 2002)
----------------------------------------------------------------------------------
     PORTFOLIO TURNOVER                                                  145%

     NUMBER OF HOLDINGS                                                   17

     WEIGHTED AVERAGE COUPON                                             1.13%

     ESTIMATED WEIGHTED AVERAGE MATURITY                              1.10 YEARS

     ESTIMATED AVERAGE DURATION                                       0.64 YEARS

     NET ASSET VALUE (NAV)                                               $9.77

     DISTRIBUTION RATE(3) (CLASS I)                                      2.13%

     SEC YIELD(4) (I)                                                    1.59%


PORTFOLIO ALLOCATION(5) (AS OF MAY 31, 2002)

[CHART]

U.S. Government Agencies               72%
Cash Equivalents                       23%
U.S. Treasury Bonds                     3%
Asset-Backed Securities                 2%


GROWTH OF $10,000 INVESTMENT(6)

[CHART]

                              WELLS FARGO TACTICAL                  LEHMAN BROTHERS
                            MATURITY BOND FUND CLASS I            AGGREGATE BOND INDEX
  6/1/1997                           $10,000                               $10,000
 6/30/1997                           $10,122                               $10,119
 7/31/1997                           $10,662                               $10,391
 8/31/1997                           $10,319                               $10,303
 9/30/1997                           $10,600                               $10,455
10/31/1997                           $10,980                               $10,607
11/30/1997                           $11,127                               $10,655
12/31/1997                           $11,356                               $10,763
 1/31/1998                           $11,550                               $10,901
 2/28/1998                           $11,459                               $10,893
 3/31/1998                           $11,462                               $10,930
 4/30/1998                           $11,492                               $10,987
 5/31/1998                           $11,677                               $11,091
 6/30/1998                           $11,934                               $11,185
 7/31/1998                           $11,874                               $11,209
 8/31/1998                           $12,457                               $11,392
 9/30/1998                           $12,945                               $11,658
10/31/1998                           $12,679                               $11,597
11/30/1998                           $12,768                               $11,662
12/31/1998                           $12,729                               $11,698
 1/31/1999                           $12,778                               $11,781
 2/28/1999                           $12,329                               $11,575
 3/31/1999                           $12,339                               $11,640
 4/30/1999                           $12,381                               $11,676
 5/31/1999                           $12,383                               $11,574
 6/30/1999                           $12,403                               $11,537
 7/31/1999                           $12,440                               $11,488
 8/31/1999                           $12,475                               $11,482
 9/30/1999                           $12,524                               $11,616
10/31/1999                           $12,561                               $11,658
11/30/1999                           $12,605                               $11,658
12/31/1999                           $12,658                               $11,601
 1/31/2000                           $12,840                               $11,563
 2/29/2000                           $13,226                               $11,703
 3/31/2000                           $13,709                               $11,857
 4/30/2000                           $13,528                               $11,824
 5/31/2000                           $13,367                               $11,818
 6/30/2000                           $13,625                               $12,064
 7/31/2000                           $13,843                               $12,174
 8/31/2000                           $14,113                               $12,350
 9/30/2000                           $13,910                               $12,428
10/31/2000                           $14,111                               $12,510
11/30/2000                           $14,521                               $12,715
12/31/2000                           $14,855                               $12,952
 1/31/2001                           $14,791                               $13,164
 2/28/2001                           $14,945                               $13,279
 3/31/2001                           $14,878                               $13,345
 4/30/2001                           $14,631                               $13,289
 5/31/2001                           $14,676                               $13,369
 6/30/2001                           $14,741                               $13,420
 7/31/2001                           $14,880                               $13,720
 8/31/2001                           $15,003                               $13,878
 9/30/2001                           $15,040                               $14,040
10/31/2001                           $15,388                               $14,334
11/30/2001                           $14,955                               $14,136
12/31/2001                           $14,880                               $14,045
 1/31/2002                           $14,999                               $14,159
 2/28/2002                           $15,126                               $14,297
 3/31/2002                           $14,694                               $14,059
 4/30/2002                           $14,753                               $14,332
 5/31/2002                           $14,780                               $14,454


(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(5) The Fund invests exclusively in a Wells Fargo Core Portfolio. This chart represents the composite of the portfolio allocations of the core portfolio in which the Fund invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the core portfolio.

(6) The chart compares the performance of the Wells Fargo Tactical Maturity Bond Fund Institutional Class shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2002


DIVERSIFIED BOND FUND

FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                                                                VALUE
       N/A   WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                      $168,176,706
       N/A   WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                        56,156,463
       N/A   WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                     111,951,281

TOTAL INVESTMENTS IN CORE PORTFOLIOS (100.03%) (COST $332,454,898)                            336,284,450
                                                                                             ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $332,454,898)*                                     100.03%                             $336,284,450
OTHER ASSETS AND LIABILITIES, NET                         (0.03)                                 (100,952)
                                                         ------                              ------------
TOTAL NET ASSETS                                         100.00%                             $336,183,498
                                                         ======                              ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUND

PRINCIPAL    SECURITY NAME                                           INTEREST RATE     MATURITY DATE              VALUE
CORPORATE BONDS & NOTES - 45.51%

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.39%
$2,000,000   HERTZ CORPORATION                                            7.00%           07/01/04            $  2,043,650
                                                                                                              ------------

BUSINESS SERVICES - 2.86%
 3,000,000   CENDANT CORPORATION                                          6.88            08/15/06               2,988,990
 5,000,000   FIRST DATA CORPORATION SERIES D                              6.38            12/15/07               5,304,580
 6,518,000   ORACLE CORPORATION                                           6.72            02/15/04               6,825,461

                                                                                                                15,119,031
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 2.42%
 1,000,000   DOW CAPITAL BV                                               7.13            01/15/03               1,026,830
 6,600,000   MERCK & COMPANY INCORPORATED                                 6.40            03/01/28               6,538,376
 5,000,000   WYETH                                                        6.70            03/15/11               5,242,035

                                                                                                                12,807,241
                                                                                                              ------------

COMMUNICATIONS - 4.54%
 1,000,000   AT&T CORPORATION                                             6.75            04/01/04                 974,110
 2,500,000   AT&T WIRELESS SERVICES INCORPORATED                          7.50            05/01/07               2,471,728
 4,000,000   CSC HOLDINGS INCORPORATED                                    7.63            07/15/18               3,453,176
   800,000   GTE CALIFORNIA INCORPORATED SERIES G                         5.50            01/15/09                 767,870
 3,100,000   KONINKLIJKE KPN NV                                           8.00            10/01/10               3,176,269
 2,250,000   LCI INTERNATIONAL INCORPORATED (QWEST)                       7.25            06/15/07               1,621,427
 1,000,000   PACIFIC BELL                                                 7.00            07/15/04               1,061,531
 5,000,000   TELE-COMMUNICATIONS INCORPORATED                             9.80            02/01/12               5,441,425
 4,250,000   TELUS CORPORATION                                            7.50            06/01/07               4,187,954
 1,000,000   QWEST COMMUNICATIONS                                         5.63            11/15/08                 845,000

                                                                                                                24,000,490
                                                                                                              ------------

DEPOSITORY INSTITUTIONS - 5.08%
 2,000,000   BANK OF AMERICA CORPORATION                                  7.13            05/01/06               2,146,232
 3,500,000   BANK UNITED SERIES A                                         8.00            03/15/09               3,789,965
 2,600,000   CAPITAL ONE BANK                                             6.50            07/30/04               2,630,877
 1,000,000   CHASE MANHATTAN CORPORATION                                  8.13            06/15/02               1,001,660
 1,000,000   CHASE MANHATTAN CORPORATION                                  6.38            02/15/08               1,030,896
 1,000,000   CITICORP INCORPORATED                                        7.13            06/01/03               1,042,855
 1,000,000   FIRST TENNESSEE BANK BKN-T                                   5.75            12/01/08                 984,796
 1,000,000   FIRST UNION CORPORATION                                      7.05            08/01/05               1,075,035
 5,000,000   FLEETBOSTON FINANCIAL CORPORATION                            7.25            09/15/05               5,402,705
 1,000,000   NATIONSBANK CORPORATION                                      7.63            04/15/05               1,082,219
 2,500,000   SOCIETY CORPORATION                                          8.13            06/15/02               2,503,840
 1,000,000   SOCIETY NATIONAL BANK                                        7.25            06/01/05               1,080,019
 3,000,000   WASHINGTON MUTUAL FINANCE                                    6.25            05/15/06               3,100,047

                                                                                                                26,871,146
                                                                                                              ------------

PRINCIPAL    SECURITY NAME                                           INTEREST RATE     MATURITY DATE              VALUE
EDUCATIONAL SERVICES - 0.37%
$1,819,000   Massachusetts Institute of Technology                        7.25%           11/02/96            $  1,933,315
                                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.99%
 1,300,000   AMERICAN ELECTRIC POWER COMPANY SERIES A                     6.13            05/15/06               1,306,525
 1,500,000   CALPINE CANADA ENERGY FINANCE                                8.50            05/01/08               1,230,000
 3,000,000   CAROLINA POWER & LIGHT COMPANY SERIES D                      6.65            04/01/08               3,107,043
 1,000,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 93D           6.38            04/01/03               1,029,098
 3,300,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                          6.96            09/15/03               3,404,841
   457,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                          7.23            09/15/05                 480,183
 1,000,000   MONONGAHELA POWER COMPANY SERIES A                           7.36            01/15/10               1,023,558
   147,000   NIAGARA MOHAWK POWER CORPORATION SERIES E                    7.38            07/01/03                 153,281
 1,000,000   PHILADELPHIA ELECTRIC                                        6.63            03/01/03               1,023,721
 1,000,000   PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES PP              6.50            05/01/04               1,043,328
 1,000,000   ROCHESTER GAS & ELECTRIC SERIES 1                            6.38            07/30/03               1,027,871
 1,000,000   SCANA CORPORATION SERIES B                                   6.25            07/08/03               1,030,507
   725,000   TEXAS UTILITIES COMPANY SERIES A                             6.20            10/01/02                 733,436
 4,400,000   TXU CORPORATION SERIES J                                     6.38            06/15/06               4,488,198

                                                                                                                21,081,590
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 1.66%
 4,550,000   ARCHER DANIELS MIDLAND COMPANY                               7.00            02/01/31               4,720,725
 2,000,000   CONAGRA FOODS INCORPORATED                                   9.88            11/15/05               2,310,754
 1,000,000   NABISCO INCORPORATION                                        6.70            06/15/02               1,001,091
   774,000   WHITMAN CORPORATION                                          7.29            09/15/26                 821,008

                                                                                                                 8,853,578
                                                                                                              ------------

FOOD STORES - 1.20%
 3,000,000   DELHAIZE AMERICA INCORPORATED                                8.13            04/15/11               3,255,651
 3,000,000   Kroger Company                                               6.75            04/15/12               3,110,280

                                                                                                                 6,365,931
                                                                                                              ------------

FOREIGN DEPOSITORY INSTITUTIONS - 0.60%
 3,000,000   Korea Development Bank                                       7.13            04/22/04               3,164,808
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 0.41%
 2,000,000   DAYTON HUDSON COMPANY                                        7.50            07/15/06               2,189,898
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 2.84%
 3,150,000   ARCHSTONE-SMITH TRUST                                        8.20            07/03/05               3,417,892
 4,300,000   BLOCK FINANCIAL CORPORATION                                  8.50            04/15/07               4,749,212
 2,200,000   EOP OPERATING LP                                             7.88            07/15/31               2,223,393
 4,500,000   ROUSE COMPANY                                                8.50            01/15/03               4,611,227

                                                                                                                15,001,724
                                                                                                              ------------

PRINCIPAL    SECURITY NAME                                           INTEREST RATE     MATURITY DATE              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.27%
$3,111,000   DELL COMPUTER CORPORATION                                    7.10%           04/15/28            $  3,081,265
 5,000,000   IBM CORPORATION                                              8.38            11/01/19               5,799,740
 3,000,000   SUN MICROSYSTEMS INCORPORATED                                7.35            08/15/04               3,127,131

                                                                                                                12,008,136
                                                                                                              ------------

INSURANCE CARRIERS - 4.71%
 8,000,000   AMBAC INCORPORATED                                           9.38            08/01/11               9,680,055
 3,000,000   BLUE CROSS BLUE SHIELD FLORIDA+                              8.25            11/15/11               3,025,533
 2,000,000   MBIA INCORPORATED                                            9.38            02/15/11               2,391,610
 4,000,000   MGIC INVESTMENT CORPORATION                                  6.00            03/15/07               4,116,560
 3,000,000   PRUDENTIAL FUNDING LLC+                                      6.60            05/15/08               3,117,336
 1,000,000   RELIASTAR FINANCIAL CORPORATION                              7.13            03/01/03               1,029,535
 1,500,000   XL CAPITAL (EUROPE) LIMITED PLC                              6.50            01/15/12               1,531,724

                                                                                                                24,892,353
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.73%
 3,700,000   STAPLES INCORPORATED                                         7.13            08/15/07               3,849,661
                                                                                                              ------------

MOTION PICTURES - 0.59%
 2,840,000   TIME WARNER INCORPORATED                                     9.15            02/01/23               3,118,647
                                                                                                              ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 6.08%
 1,000,000   ASSOCIATES CORPORATION OF NORTH AMERICA SERIES G             7.54            04/14/04               1,064,908
 2,850,000   CIT GROUP INCORPORATED                                       7.75            04/02/12               2,917,930
 1,000,000   FORD MOTOR CREDIT COMPANY                                    8.00            06/15/02               1,001,316
 1,000,000   FORD MOTOR CREDIT COMPANY                                    7.75            03/15/05               1,055,907
 6,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                         8.63            06/15/08               6,976,728
 9,000,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                6.75            03/15/32               8,885,187
 1,000,000   GENERAL MOTORS ACCEPTANCE CORPORATION                        7.25            05/15/03               1,034,560
 2,760,000   GENERAL MOTORS ACCEPTANCE CORPORATION                        6.88            09/15/11               2,797,724
 1,000,000   HOUSEHOLD FINANCE CORPORATION                                7.20            07/15/06               1,048,755
 1,000,000   HOUSEHOLD FINANCE CORPORATION                                7.65            05/15/07               1,065,606
 4,000,000   HOUSEHOLD FINANCE CORPORATION                                8.00            07/15/10               4,290,372

                                                                                                                32,138,993
                                                                                                              ------------

OIL & GAS EXTRACTION - 0.20%
 1,000,000   KERR-MCGEE CORPORATION                                       6.63            10/15/07               1,044,520
                                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.40%
 2,000,000   TEXACO CAPITAL INCORPORATED                                  6.00            06/15/05               2,121,778
                                                                                                              ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.53%
 2,500,000   VIACOM INCORPORATED                                          7.88            07/30/30               2,777,113
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.09%
 1,161,000   CHARLES SCHWAB CORPORATION SERIES A                          6.88            09/02/03               1,210,080
 5,000,000   CITIGROUP INCORPORATED                                       7.25            10/01/10               5,425,785
 3,000,000   GOLDMAN SACHS GROUP INCORPORATED                             6.60            01/15/12               3,054,585

PRINCIPAL    SECURITY NAME                                           INTEREST RATE     MATURITY DATE              VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$1,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                        6.13%           07/15/03            $  1,031,298
 5,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                        8.25            06/15/07               5,598,020

                                                                                                                16,319,768
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 0.55%
$3,000,000   FORD MOTOR COMPANY                                           7.45            07/16/31              $2,912,007

TOTAL CORPORATE BONDS & NOTES (COST $237,803,665)                                                              240,615,378
                                                                                                              ------------

US GOVERNMENT AGENCY SECURITIES - 27.72%

FEDERAL HOME LOAN BANK - 1.84%
 2,000,000   FHLB SERIES AB09                                             5.45            01/12/09               2,031,710
 3,000,000   FHLB SERIES BZ10                                             7.38            02/12/10               3,386,262
 3,035,000   FHLB SERIES EB08                                             6.18            05/06/08               3,222,056
 1,000,000   FHLB SERIES QS06                                             6.38            08/15/06               1,067,981

                                                                                                                 9,708,009
                                                                                                              ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.40%
 4,000,000   FHLMC                                                        7.93            01/20/05               4,418,976
 4,000,000   FHLMC                                                        6.63            09/15/09               4,322,088
 2,500,000   FHLMC                                                        5.75            01/15/12               2,528,300
 1,142,610   FHLMC #C01165                                                7.50            04/01/31               1,194,550
 1,163,973   FHLMC #C01187                                                7.50            05/01/31               1,216,869
11,319,229   FHLMC #C01244                                                6.50            10/01/31              11,516,136
 8,971,064   FHLMC #C01345                                                7.00            04/01/32               9,271,755
11,203,635   FHLMC #C54218                                                6.50            07/01/31              11,398,534
 4,629,434   FHLMC #C59553                                                7.50            11/01/31               4,839,874
 4,545,833   FHLMC #C65086                                                7.50            03/01/32               4,752,505
 6,011,979   FHLMC #C65576                                                7.50            04/01/32               6,285,307
 3,049,098   FHLMC #E00870                                                7.00            08/01/15               3,198,815
 5,555,872   FHLMC #E82743                                                5.50            04/01/16               5,550,544
   108,871   FHLMC #L80191                                                6.50            03/01/03                 111,555
   233,722   FHLMC #M80419                                                6.50            04/01/03                 239,485

                                                                                                                70,845,293
                                                                                                              ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.87%
 3,625,000   FNMA                                                         5.50            05/02/06              $3,754,286
 1,000,000   FNMA                                                         6.38            06/15/09               1,065,363
 1,000,000   FNMA                                                         8.43            11/18/24               1,259,765
 1,000,000   FNMA                                                         7.93            02/14/25               1,200,780
 4,909,458   FNMA #254190                                                 5.50            02/01/09               4,976,291
 7,377,660   FNMA #254218                                                 7.00            02/01/32               7,625,623
        79   FNMA #303414                                                 6.50            07/01/02                      79
   592,540   FNMA #374141                                                 7.00            03/01/04                 612,862
 1,991,282   FNMA #488341                                                 6.50            04/01/29               2,024,023
 1,606,809   FNMA #520842                                                 8.00            11/01/29               1,714,481
 3,283,327   FNMA #545026                                                 6.50            06/01/16               3,395,466

PRINCIPAL    SECURITY NAME                                           INTEREST RATE     MATURITY DATE              VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 3,586,985   FNMA #584829                                                6.00%           05/01/16            $  3,649,144
 10,148,815   FNMA #589081                                                6.50            08/01/31              10,316,544

                                                                                                                41,594,707
                                                                                                              ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.97%
  2,796,036   GNMA #2824                                                  7.00            10/20/29               2,889,200
        425   GNMA #263286                                               10.00            09/15/03                     438
      6,385   GNMA #263418                                                9.00            01/15/04                   6,668
    555,818   GNMA #473918                                                7.00            04/15/28                 576,633
  2,493,839   GNMA #486958                                                6.50            02/15/29               2,543,220
  2,361,038   GNMA #491192                                                7.00            02/15/29               2,448,444
  2,758,377   GNMA #521547                                                7.50            11/15/29               2,906,325
    357,688   GNMA #521705                                                7.50            11/15/29                 376,873
    482,537   GNMA #521706                                                7.50            12/15/29                 508,418
  2,084,112   GNMA #780626                                                7.00            08/15/27               2,164,697
  6,307,637   GNMA #781123                                                7.00            12/15/29               6,542,931

                                                                                                                20,963,847
                                                                                                              ------------

STUDENT LOAN MARKETING ASSOCIATION - 0.64%
  3,000,000   SLMA                                                        7.30            08/01/12               3,394,863

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $142,815,182)                                                      146,506,719
                                                                                                              ------------

US TREASURY SECURITIES - 24.07%

US TREASURY BONDS - 20.22%
 18,000,000   US TREASURY BONDS                                          10.75            08/15/05              21,733,595
  8,000,000   US TREASURY BONDS                                          12.00            08/15/13              11,074,687
  5,000,000   US TREASURY BONDS                                          11.25            02/15/15               7,662,305
  6,000,000   US TREASURY BONDS                                           9.88            11/15/15               8,486,250
 14,500,000   US TREASURY BONDS                                           8.88            08/15/17              19,291,800
 20,200,000   US TREASURY BONDS                                           8.13            08/15/19              25,524,599
  6,500,000   US TREASURY BONDS                                           8.13            08/15/21               8,283,438
  5,000,000   US TREASURY BONDS                                           5.38            02/15/31               4,829,690

                                                                                                               106,886,364
                                                                                                              ------------

US TREASURY NOTES - 3.85%
  5,000,000   US TREASURY BONDS                                           7.25            08/15/04               5,414,455
 13,500,000   US TREASURY BONDS                                           7.00            07/15/06              14,950,724

                                                                                                                20,365,179
                                                                                                              ------------

TOTAL US TREASURY SECURITIES (COST $123,227,114)                                                               127,251,543
                                                                                                              ------------

SHARES                             SECURITY NAME                                                              VALUE

SHORT-TERM INVESTMENTS - 1.65%
  8,744,193   WELLS FARGO CASH INVESTMENT MONEY MARKET FUND~                                                  $  8,744,193
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,744,193)                                                                   8,744,193
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $512,590,154)*                                      98.95%                                              $523,117,833
OTHER ASSETS AND LIABILITIES, NET                          1.05                                                  5,560,756
                                                         ------                                               ------------
TOTAL NET ASSETS                                         100.00%                                              $528,678,589
                                                         ======                                               ============

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE
  144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
  PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $514,599,566 AND NET UNREALIZED APPRECIATION CONSISTS OF:

  GROSS UNREALIZED APPRECIATION                                          $12,058,233
  GROSS UNREALIZED DEPRECIATION                                           (3,539,966)
                                                                         -----------
    NET UNREALIZED APPRECIATION                                          $ 8,518,267





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SHARES       SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
COMMON STOCK - 0.53%
    22,662   CHIQUITA BRANDS INTERNATIONAL INCORPORATED+                                                               $   390,240
                                                                                                                       -----------

TOTAL COMMON STOCK (COST $409,500)                                                                                         390,240
                                                                                                                       -----------


PRINCIPAL

CORPORATE BONDS & NOTES - 58.36%

AGRICULTURAL PRODUCTION-CROPS - 0.23%
$  159,000   CHIQUITA BRANDS INTERNATIONAL INCORPORATED                          10.56%           03/15/09                 168,540
                                                                                                                       -----------

AGRICULTURAL PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES - 0.44%
   315,000   PILGRIM'S PRIDE CORPORATION                                          9.63            09/15/11                 326,813
                                                                                                                       -----------

AMUSEMENT & RECREATION SERVICES - 1.30%
   250,000   CINEMARK USA INCORPORATED SERIES B                                   9.63            08/01/08                 250,313
   345,000   HERBST GAMING INCORPORATED SERIES B                                 10.75            09/01/08                 369,150
   205,000   INTRAWEST CORPORATION                                               10.50            02/01/10                 221,400
   120,000   VENETIAN CASINO**                                                   11.00            06/15/10                 124,500

                                                                                                                           965,363
                                                                                                                       -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
 MATERIALS - 0.36%
   255,000   COLLINS & AIKMAN PRODUCTS**                                         10.75            12/31/11                 266,794
                                                                                                                       -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.04%
   105,000   BEAZER HOMES USA**                                                   8.38            04/15/12                 108,938
   260,000   DR HORTON INCORPORATED                                              10.00            04/15/06                 267,020
    40,000   DR HORTON INCORPORATED**                                             8.50            04/15/12                  40,900
   250,000   KAUFMAN & BROAD HOME CORPORATION                                     9.63            11/15/06                 261,563
    90,000   KB HOME                                                              9.50            02/15/11                  94,725

                                                                                                                           773,146
                                                                                                                       -----------

BUSINESS SERVICES - 1.15%
   485,000   CENDANT CORPORATION                                                  6.88            08/15/06                 483,220
    65,000   HANOVER EQUIPMENT TRUST**                                            8.50            09/01/08                  64,025
   150,000   ORACLE CORPORATION                                                   6.72            02/15/04                 157,076
   145,000   SESI LLC                                                             8.88            05/15/11                 146,450

                                                                                                                           850,771
                                                                                                                       -----------

CHEMICALS & ALLIED PRODUCTS - 3.91%
   325,000   ATHENA NEURO FINANCE LLC                                             7.25            02/21/08                 285,380
   105,000   BIOVAIL CORPORATION                                                  7.88            04/01/10                 104,606
   120,000   DOW CHEMICAL COMPANY                                                 6.13            02/01/11                 119,987
   185,000   E I DU PONT DE NEMOURS                                               6.88            10/15/09                 199,059
   150,000   EQUISTAR CHEMICAL                                                   10.13            09/01/08                 147,375
    15,000   GEORGIA GULF CORPORATION                                            10.38            11/01/07                  16,238
   335,000   IMC GLOBAL INCORPORATED SERIES B                                    11.25            06/01/11                 369,338
   275,000   MACDERMID INCORPORATED                                               9.13            07/15/11                 292,875
   435,000   MERCK & COMPANY INCORPORATED                                         6.40            03/01/28                 430,938
   265,000   MILLENNIUM AMERICA INCORPORATED                                      9.25            06/15/08                 274,275

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$  110,000   OM GROUP INCORPORATED                                                9.25%           12/15/11             $   114,675
   430,000   PFIZER INCORPORATED                                                  5.63            02/01/06                 448,905
    95,000   VICAR OPERATING INCORPORATED**                                       9.88            12/01/09                  99,750

                                                                                                                         2,903,401
                                                                                                                       -----------

COMMUNICATIONS - 5.78%
    50,000   ADELPHIA COMMUNICATIONS SERIES B                                    10.50            07/15/04                  37,000
   205,000   AMERICAN TOWER CORPORATION                                           9.38            02/01/09                 141,450
   300,000   AT&T WIRELESS SERVICES INCORPORATED                                  7.88            03/01/11                 289,018
   280,000   AVAYA INCORPORATED                                                  11.13            04/01/09                 277,200
    75,000   BRITISH TELECOMMUNICATIONS PLC                                       7.88            12/15/05                  80,667
   300,000   CHARTER COMMUNICATIONS HOLDINGS LLC                                  8.63            04/01/09                 256,500
    70,000   CITIZENS COMMUNICATIONS COMPANY                                      9.25            05/15/11                  73,940
   150,000   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                            7.65            09/15/10                 156,549
   180,000   COMCAST CABLE COMMUNICATIONS                                         6.38            01/30/06                 179,898
   150,000   COMCAST CABLE COMMUNICATIONS                                         6.20            11/15/08                 143,887
   130,000   CORUS ENTERTAINMENT INCORPORATED**                                   8.75            03/01/12                 134,063
   225,000   CROWN CASTLE INTERNATIONAL CORPORATION                              10.75            08/01/11                 193,500
   600,000   CSC HOLDINGS INCORPORATED                                           10.50            05/15/16                 609,000
    20,000   ENTERCOM RADIO                                                       7.63            03/01/14                  19,851
    90,000   ENTRAVISION COMMUNICATIONS CORPORATION**                             8.13            03/15/09                  91,575
    75,000   GLOBE TELECOM**                                                      9.75            04/15/12                  77,625
   215,000   MEDIACOM LLC                                                         9.50            01/15/13                 209,088
   250,000   NEXTEL COMMUNICATIONS                                                9.38            11/15/09                 162,500
   300,000   ROGERS CANTEL INCORPORATED                                           8.80            10/01/07                 253,500
   105,000   SINCLAIR BROADCAST GROUP**                                           8.75            12/15/11                 108,675
   170,000   SPRINT CAPITAL CORPORATION                                           6.13            11/15/08                 152,422
   150,000   TELE-COMMUNICATIONS INCORPORATED                                     9.80            02/01/12                 163,243
   245,000   TELUS CORPORATION                                                    7.50            06/01/07                 241,423
   123,000   VOICESTREAM WIRELESS CORPORATION                                    10.38            11/15/09                 131,610
   105,000   YOUNG BROADCASTING INCORPORATED**                                    8.50            12/15/08                 106,050

                                                                                                                         4,290,234
                                                                                                                       -----------

CONTAINERS & PACKING - 0.15%
   105,000   FOAMEX INTERNATIONAL INCORPORATED**                                 10.75            04/01/09                 110,250
                                                                                                                       -----------

DEPOSITORY INSTITUTIONS - 2.78%
   295,000   BANK ONE CORPORATION                                                 7.88            08/01/10                 330,291
   300,000   CITICORP CAPITAL II                                                  8.02            02/15/27                 318,433
   250,000   FLEET BOSTON CORPORATION                                             7.38            12/01/09                 268,348
   120,000   FLEETBOSTON FINANCIAL CORPORATION                                    7.25            09/15/05                 129,665
   335,000   NATIONSBANK CORPORATION                                              7.80            09/15/16                 374,635
   150,000   POPULAR NORTH AMERICA INCORPORATED MTN-D                             6.63            01/15/04                 154,960
   255,000   WASHINGTON MUTUAL FINANCE                                            6.25            05/15/06                 263,504
   225,000   WESTERN FINANCIAL BANK                                               9.63            05/15/12                 227,250

                                                                                                                         2,067,086
                                                                                                                       -----------

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
EATING & DRINKING PLACES - 0.08%
$   55,000   TRICON GLOBAL RESTAURANTS                                            8.88%           04/15/11             $    58,438
                                                                                                                       -----------

ELECTRIC, GAS & SANITARY SERVICES - 4.10%
   160,000   AES CORPORATION                                                      8.88            02/15/11                 120,000
   315,000   ALLIED WASTE NORTH AMERICA SERIES B                                  8.88            04/01/08                 322,088
   220,000   AMERICAN ELECTRIC POWER COMPANY SERIES A                             6.13            05/15/06                 221,104
   190,000   BRL UNIVERSAL EQUIPMENT                                              8.88            02/15/08                 195,700
   230,000   DOMINION RESOURCES INCORPORATED SERIES A                             8.13            06/15/10                 254,402
   355,000   DUKE ENERGY FIELD SERVICES                                           7.88            08/16/10                 375,362
   335,000   EL PASO ENERGY PARTNERS SERIES B                                     8.50            06/01/11                 340,025
   220,000   PROGRESS ENERGY INCORPORATED                                         7.10            03/01/11                 230,861
   130,000   REPUBLIC SERVICES INCORPORATED                                       6.63            05/15/04                 135,233
   150,000   REPUBLIC SERVICES INCORPORATED                                       7.13            05/15/09                 155,695
   130,000   SYNAGRO TECHNOLOGIES INCORPORATED**                                  9.50            04/01/09                 133,900
   105,000   TRITON ENERGY LIMITED                                                8.88            10/01/07                 115,369
    85,000   TXU CORPORATION SERIES J                                             6.38            06/15/06                  86,704
   200,000   WASTE MANAGEMENT INCORPORATED                                        7.38            08/01/10                 205,542
   160,000   XCEL ENERGY INCORPORATED                                             7.00            12/01/10                 153,457

                                                                                                                         3,045,442
                                                                                                                       -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
 EQUIPMENT - 2.38%
   110,000   AMKOR TECHNOLOGY INCORPORATED                                        9.25            02/15/08                 109,725
   360,000   CALPINE CORPORATION                                                  8.63            08/15/10                 301,050
   250,000   FAIRCHILD SEMICONDUCTOR                                             10.50            02/01/09                 275,626
   300,000   GENERAL ELECTRIC CAPITAL CORPORATION                                 8.70            02/15/03                 312,548
   250,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                        6.80            11/01/05                 267,334
   120,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                        6.88            11/15/10                 127,085
   220,000   ON SEMICONDUCTOR CORPORATION**                                      12.00            05/15/08                 212,300
    65,000   SOLECTRON CORPORATION                                                9.63            02/15/09                  66,138
    90,000   STONERIDGE INCORPORATED**                                           11.50            05/01/12                  95,400

                                                                                                                         1,767,206
                                                                                                                       -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.44%
    75,000   LOCKHEED MARTIN CORPORATION                                          8.20            12/01/09                  85,414
   205,000   LOCKHEED MARTIN CORPORATION                                          8.50            12/01/29                 241,602

                                                                                                                           327,016
                                                                                                                       -----------

FOOD & KINDRED PRODUCTS - 2.37%
   270,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                9.00            12/01/09                 326,690
   150,000   CANANDAIGUA BRANDS INCORPORATED                                      8.63            08/01/06                 157,125
   125,000   CONAGRA FOODS INCORPORATED                                           6.75            09/15/11                 130,327
   125,000   GENERAL MILLS INCORPORATED                                           6.00            02/15/12                 123,996
   100,000   KELLOGG COMPANY SERIES B                                             7.45            04/01/31                 109,524
   230,000   KRAFT FOODS INCORPORATED                                             6.50            11/01/31                 225,903
   455,000   LAND O LAKES INCORPORATED**                                          8.75            11/15/11                 441,350
   165,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                           7.00            03/01/29                 174,233
    65,000   TYSON FOODS INCORPORATED                                             8.25            10/01/11                  71,368

                                                                                                                         1,760,516
                                                                                                                       -----------

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
FOOD STORES - 1.76%
$  125,000   ALBERTSON'S INCORPORATED                                             7.50%           02/15/11             $   135,602
    65,000   DELHAIZE AMERICA INCORPORATED                                        8.13            04/15/11                  70,539
   355,000   INGLES MARKETS INCORPORATED                                          8.88            12/01/11                 362,100
   125,000   KROGER COMPANY                                                       6.75            04/15/12                 129,595
   350,000   MARSH SUPERMARKET INCORPORATED SERIES B                              8.88            08/01/07                 350,875
   255,000   SAFEWAY INCORPORATED                                                 6.50            03/01/11                 260,863

                                                                                                                         1,309,574
                                                                                                                       -----------

FORESTRY - 0.05%
    35,000   TEMBEC INDUSTRIES INCORPORATED                                       8.63            06/30/09                  35,700
                                                                                                                       -----------

GENERAL MERCHANDISE STORES - 0.33%
   100,000   DAYTON HUDSON CORPORATION                                            7.25            09/01/04                 106,874
   130,000   TARGET CORPORATION                                                   7.50            02/15/05                 141,181

                                                                                                                           248,055
                                                                                                                       -----------

HEALTH SERVICES - 0.57%
   265,000   HCA INCORPORATED                                                     8.75            09/01/10                 298,035
   120,000   ROTECH HEALTHCARE INCORPORATED**                                     9.50            04/01/12                 124,800

                                                                                                                           422,835
                                                                                                                       -----------

HOLDING & OTHER INVESTMENT OFFICES - 2.32%
   345,000   AMERICAN ACHIEVEMENT CORPORATION SERIES B                           11.63            01/01/07                 360,525
   365,000   CAPITAL ONE FINANCIAL                                                8.75            02/01/07                 375,512
    80,000   DURA OPERATING CORPORATION**                                         8.63            04/15/12                  83,100
   345,000   ISTAR FINANCIAL INCORPORATED                                         8.75            08/15/08                 358,984
    90,000   JOHNSONDIVERSEY INCORPORATED**                                       9.63            05/15/12                  94,500
   200,000   RFS PARTNERSHIP LP**                                                 9.75            03/01/12                 209,000
   130,000   SIMON PROPERTY GROUP INCORPORATED                                    6.75            02/09/04                 134,090
   105,000   VENTAS REALTY LP CAPITAL CORPORATION**                               9.00            05/01/12                 109,463

                                                                                                                         1,725,174
                                                                                                                       -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.13%
    95,000   VON HOFFMAN CORPORATION**                                           10.25            03/15/09                  98,681
                                                                                                                       -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.36%
    40,000   FELCOR LODGING LP                                                    9.50            09/15/08                  41,700
   100,000   HOST MARRIOTT LP**                                                   9.50            01/15/07                 104,000
   200,000   HOST MARRIOTT LP SERIES G                                            9.25            10/01/07                 207,000
   260,000   PARK PLACE ENTERTAINMENT CORPORATION                                 9.38            02/15/07                 273,650
    75,000   PARK PLACE ENTERTAINMENT CORPORATION                                 8.13            05/15/11                  74,906
   250,000   STATION CASINOS INCORPORATED                                         8.88            12/01/08                 257,813
    50,000   STATION CASINOS INCORPORATED                                         9.88            07/01/10                  53,750

                                                                                                                         1,012,819
                                                                                                                       -----------

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.09%
$  230,000   AES DRAX ENERGY LIMITED SERIES B                                    11.50%           08/30/10             $    87,400
   295,000   AGCO CORPORATION                                                     9.50            05/01/08                 315,650
   135,000   BRIGGS & STRATTON CORPORATION                                        8.88            03/15/11                 141,750
   125,000   CATERPILLAR FINANCIAL SERVICE CORPORATION                            5.95            05/01/06                 129,332
   250,000   DELL COMPUTER CORPORATION                                            7.10            04/15/28                 247,610
   200,000   IBM CORPORATION                                                      6.50            01/15/28                 193,522
   150,000   INTERNATIONAL GAME TECHNOLOGY                                        8.38            05/15/09                 158,438
    90,000   JOY GLOBAL INCORPORATED**                                            8.75            03/15/12                  91,350
   179,000   SUN MICROSYSTEMS INCORPORATED                                        7.50            08/15/06                 187,466

                                                                                                                         1,552,518
                                                                                                                       -----------

INSURANCE CARRIERS - 0.41%
   250,000   AMBAC INCORPORATED                                                   9.38            08/01/11                 302,502
                                                                                                                       -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.14%
    30,000   LOUISIANA PACIFIC CORPORATION                                        8.50            08/15/05                  31,636
    65,000   LOUISIANA PACIFIC CORPORATION                                       10.88            11/15/08                  72,313

                                                                                                                           103,949
                                                                                                                       -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
 MEDICAL & OPTICAL GOODS - 0.46%
   105,000   HANGER ORTHOPEDIC GROUP**                                           10.38            02/15/09                 111,431
   125,000   RAYTHEON COMPANY                                                     6.75            08/15/07                 130,438
    95,000   SYBRON DENTAL SPECIALTIES**                                          8.13            06/15/12                  96,188

                                                                                                                           338,057
                                                                                                                       -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
   200,000   COMPASS MINERALS GROUP**                                            10.00            08/15/11                 213,000
                                                                                                                       -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.39%
   285,000   STEINWAY MUSICAL INSTRUMENTS                                         8.75            04/15/11                 290,700
                                                                                                                       -----------

MISCELLANEOUS RETAIL - 0.08%
    60,000   AMERIGAS PARTNERS LP                                                 8.88            05/20/11                  62,700
                                                                                                                       -----------

MOTION PICTURES - 0.51%
   100,000   TIME WARNER INCORPORATED                                             7.97            08/15/04                 105,300
   135,000   TIME WARNER INCORPORATED                                             7.75            06/15/05                 141,869
   125,000   WALT DISNEY COMPANY SERIES B                                         6.75            03/30/06                 131,976

                                                                                                                           379,145
                                                                                                                       -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.71%
   280,000   CIT GROUP INCORPORATED                                               7.63            08/16/05                 284,746
   300,000   COUNTRYWIDE HOME LOANS INCORPORATED SERIES H                         6.25            04/15/09                 302,486
   120,000   FORD MOTOR CREDIT COMPANY                                            7.20            06/15/07                 125,110
   350,000   FORD MOTOR CREDIT COMPANY                                            7.38            02/01/11                 359,721
   315,000   GMAC                                                                 5.85            01/14/09                 303,064
   245,000   HELLER FINANCIAL INCORPORATION                                       6.38            03/15/06                 258,428
   120,000   HOUSEHOLD FINANCE CORPORATION                                        8.00            05/09/05                 128,716
   300,000   HOUSEHOLD FINANCE CORPORATION                                        8.00            07/15/10                 321,778

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
$  200,000   INTERNATIONAL LEASE FINANCE CORPORATION                              5.75%           10/15/06             $   203,630
   335,000   JP MORGAN CHASE & COMPANY                                            6.75            02/01/11                 346,638
   100,000   SEARS DISCOVER CREDIT CORPORATION SERIES II                          9.14            03/13/12                 117,960

                                                                                                                         2,752,277
                                                                                                                       -----------

OIL & GAS EXTRACTION - 1.87%
   150,000   CANADIAN OCCIDENTAL PETROLEUM                                        7.13            02/04/04                 156,528
    60,000   CHESAPEAKE ENERGY CORPORATION                                        8.13            04/01/11                  60,000
    40,000   KEY ENERGY SERVICES INCORPORATED SERIES C                            8.38            03/01/08                  41,300
   175,000   OCEAN ENERGY INCORPORATED SERIES B                                   8.88            07/15/07                 183,093
   175,000   PIONEER NATURAL RESOURCE COMPANY                                     9.63            04/01/10                 195,608
   200,000   SNYDER OIL CORPORATION                                               8.75            06/15/07                 208,500
   175,000   VINTAGE PETROLEUM INCORPORATED                                       9.00            12/15/05                 176,750
    90,000   VINTAGE PETROLEUM INCORPORATED**                                     8.25            05/01/12                  88,650
   275,000   WESTERN OIL SANDS INCORPORATED**                                     8.38            05/01/12                 277,750

                                                                                                                         1,388,179
                                                                                                                       -----------

PAPER & ALLIED PRODUCTS - 1.28%
   210,000   APPLETON PAPERS INCORPORATED**                                      12.50            12/15/08                 214,200
    90,000   GRAPHIC PACKAGING CORPORATION**                                      8.63            02/15/12                  94,050
   130,000   NORSKE SKOG                                                          8.63            06/15/11                 132,600
    90,000   PLASTIPAK HOLDINGS INCORPORATED                                     10.75            09/01/11                  98,550
   170,000   POTLATCH CORPORATION                                                10.00            07/15/11                 186,150
   220,000   TRIMAS CORPORATION**                                                 9.88            06/15/12                 224,400

                                                                                                                           949,950
                                                                                                                       -----------

PERSONAL SERVICES - 0.45%
   325,000   COINMACHINE CORPORATION**                                            9.00            02/01/10                 337,594
                                                                                                                       -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.73%
   300,000   AMOCO COMPANY                                                        6.50            08/01/07                 318,910
   365,000   ATLANTIC RICHFIELD COMPANY                                           5.90            04/15/09                 373,212
    87,000   LYONDELL CHEMICAL COMPANY SERIES B                                   9.88            05/01/07                  85,260
   205,000   PENNZOIL-QUAKER STATE COMPANY                                       10.00            11/01/08                 239,339
   140,000   TESORO ESCROW CORPORATION**                                          9.63            04/01/12                 129,500
   130,000   TOSCO CORPORATION                                                    7.63            05/15/06                 141,543

                                                                                                                         1,287,764
                                                                                                                       -----------

PIPELINES, EXCEPT NATURAL GAS - 0.67%
   485,000   KINDER MORGAN ENERGY PARTNERS LP                                     6.75            03/15/11                 495,489
                                                                                                                       -----------

PRIMARY METAL INDUSTRIES - 0.60%
   120,000   AK STEEL CORPORATION                                                 9.13            12/15/06                 124,950
   300,000   CENTURY ALUMINUM COMPANY                                            11.75            04/15/08                 322,500

                                                                                                                           447,450
                                                                                                                       -----------

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.92%
$  155,000   AMERICAN GREETINGS CORPORATION                                      11.75%           07/15/08              $  168,175
   250,000   GARDEN STATE NEWSPAPERS INCORPORATED                                 8.63            07/01/11                 250,000
    10,000   GARDEN STATE NEWSPAPERS INCORPORATED SERIES B                        8.75            10/01/09                  10,100
    60,000   HOLLINGER INTERNATIONAL PUBLISHING                                   9.25            03/15/07                  61,950
   130,000   MAIL-WELL I CORPORATION**                                            9.63            03/15/12                 131,300
   225,000   NEWS AMERICA HOLDINGS                                                8.00            10/17/16                 237,600
   200,000   NEWS AMERICA INCORPORATED                                            6.70            05/21/04                 207,386
   130,000   VIACOM INCORPORATED                                                  7.75            06/01/05                 141,119
   200,000   VIACOM INCORPORATED                                                  7.88            07/30/30                 222,169

                                                                                                                         1,429,799
                                                                                                                       -----------

RAILROAD TRANSPORTATION - 0.39%
   270,000   KANSAS CITY SOUTHERN                                                 9.50            10/01/08                 291,938
                                                                                                                       -----------

REAL ESTATE - 0.99%
    90,000   CORRECTIONS CORPORATION OF AMERICA**                                 9.88            05/01/09                  93,150
   265,000   EOP OPERATING LP                                                     7.75            11/15/07                 286,012
   345,000   SENIOR HOUSING TRUST                                                 8.63            01/15/12                 358,800

                                                                                                                           737,962
                                                                                                                       -----------

RETAIL - 0.50%
   200,000   WAL-MART STORES INCORPORATED                                         6.88            08/10/09                 216,285
   135,000   WAL-MART STORES INCORPORATED                                         7.55            02/15/30                 152,321

                                                                                                                           368,606
                                                                                                                       -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.88%
   280,000   CITIGROUP INCORPORATED                                               7.25            10/01/10                 303,843
   120,000   GOLDMAN SACHS GROUP INCORPORATED                                     7.63            08/17/05                 130,194
   300,000   GOLDMAN SACHS GROUP INCORPORATED                                     6.65            05/15/09                 309,599
   310,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                                7.75            01/15/05                 334,278
   285,000   MORGAN STANLEY DEAN WITTER & COMPANY                                 8.00            06/15/10                 315,516

                                                                                                                         1,393,430
                                                                                                                       -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.26%
   200,000   OWENS-ILLINOIS INCORPORATED                                          7.85            05/15/04                 196,500
                                                                                                                       -----------

TRANSPORTATION BY AIR - 0.10%
    70,000   PETROLEUM HELICOPTERS**                                              9.38            05/01/09                  72,800
                                                                                                                       -----------

TRANSPORTATION EQUIPMENT - 1.62%
   110,000   ASBURY AUTOMOTIVE GROUP**                                            9.00            06/15/12                 110,550
   255,000   BOEING CAPITAL CORPORATION                                           6.10            03/01/11                 256,539
    65,000   DANA CORPORATION**                                                  10.13            03/15/10                  68,413
   165,000   DANA CORPORATION                                                     9.00            08/15/11                 166,238
   300,000   NAVISTAR FINANCIAL CORPORATION SERIES B                              9.00            06/01/02                 300,000
   305,000   SEQUA CORPORATION SERIES B                                           8.88            04/01/08                 305,000

                                                                                                                         1,206,740
                                                                                                                       -----------

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
WATER TRANSPORTATION - 0.32%
$  225,000   TEEKAY SHIPPING CORPORATION                                          8.88%           07/15/11             $   235,125
                                                                                                                       -----------

WHOLESALE TRADE-DURABLE GOODS - 1.79%
    90,000   ASSOCIATED MATERIALS INCORPORATED**                                  9.75            04/15/12                  93,150
   185,000   JORGENSEN EARLE M COMPANY**                                          9.75            06/01/12                 186,388
   145,000   OMNICARE INCORPORATION SERIES B                                      8.13            03/15/11                 152,613
   295,000   OWENS & MINOR INCORPORATED                                           8.50            07/15/11                 309,013
   310,000   RUSSEL METALS INCORPORATED                                          10.00            06/01/09                 328,600
   250,000   TM GROUP HOLDINGS                                                   11.00            05/15/08                 262,188

                                                                                                                         1,331,952
                                                                                                                       -----------

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
    65,000   AIRGAS INCORPORATED                                                  9.13            10/01/11                  70,281
   150,000   AMERISOURCE BERGEN CORPORATION                                       8.13            09/01/08                 157,313
   400,000   FLEMING COMPANIES INCORPORATED                                      10.13            04/01/08                 424,000

                                                                                                                           651,594
                                                                                                                       -----------

TOTAL CORPORATE BONDS & NOTES (COST $42,607,025)                                                                        43,351,574
                                                                                                                       -----------

FOREIGN BONDS - 10.19%
    160,000   AIR CANADA (EURO)                                                  10.25            03/15/11                 128,551
    135,000   ASIAN DEVELOPMENT BANK                                              6.75            06/11/07                 146,868
     58,000   AUSTRALIAN GOVERNMENT SERIES 808 (AUSTRALIAN DOLLAR)                8.75            08/15/08                  37,231
    100,000   BELGIUM KINGDOM SERIES 32 (EURO)                                    3.75            03/28/09                  86,329
    180,000   BRITISH COLUMBIA PROVINCE                                           5.38            10/29/08                 183,363
    398,000   BUONI POLIENNALI DEL TES (EURO)                                     5.25            08/01/11                 370,398
    615,000   CANADA - GOVERNMENT (CANADIAN DOLLAR)                               5.50            06/01/09                 405,511
    255,000   COLT TELECOM (EURO)                                                 7.63            12/15/09                 116,733
    250,000   FEDERATIVE REPUBLIC OF BRAZIL                                      11.25            07/26/07                 223,750
    260,000   FLEXTRONICS INTERNATIONAL LIMITED (EURO)                            9.75              7/1/10                 255,047
    439,000   FRANCE-GOVERNMENT (EURO)                                            4.00            10/25/09                 382,316
    430,000   GERMANY FEDERAL REPUBLIC OF SERIES 00 (EURO)                        5.25            07/04/10                 406,101
     75,000   HELLENIC REPUBLIC (EURO)                                            6.50            01/11/14                  75,514
    155,000   HUNTSMAN INTERNATIONAL (EURO)                                      10.13            07/01/09                 125,258
    180,000   INTERAMERICAN DEVELOPMENT BANK                                      7.38            01/15/10                 203,144
    105,000   INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT                 7.63            01/19/23                 123,569
 70,600,000   JAPAN-GOVERNMENT (JAPANESE YEN) SERIES 210                          1.90            03/20/09                 607,654
    250,000   MALAYSIA                                                            8.75            06/01/09                 286,275
    130,000   MANITOBA PROVINCE SERIES EM                                         7.50            02/22/10                 147,523
    140,000   ONTARIO PROVINCE                                                    5.50            10/01/08                 143,675
    250,000   PEOPLE'S REPUBLIC OF CHINA                                          7.30            12/15/08                 274,562
    140,000   QUEBEC PROVINCE                                                     5.75            02/15/09                 143,587
    250,000   REPUBLIC OF CHILE                                                   6.88            04/28/09                 258,485
    250,000   REPUBLIC OF KOREA                                                   8.88            04/15/08                 293,200
    250,000   REPUBLIC OF PANAMA                                                  8.25            04/22/08                 250,000
    220,000   REPUBLIC OF PHILIPPINES                                             8.88            04/15/08                 232,100
    170,000   REPUBLIC OF POLAND                                                  7.13            07/01/04                 178,500
    250,000   REPUBLIC OF SOUTH AFRICA                                            9.13            05/19/09                 281,250

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
FOREIGN BONDS (continued)
$   230,000   REPUBLIC OF TURKEY                                                 11.88%           11/05/04             $   248,400
    250,000   RUSSIAN FEDERATION**                                               10.00            06/26/07                 268,125
    300,000   SPAIN (KINGDOM OF) (EURO)                                           5.15            07/30/09                 279,813
     84,000   UNITED KINGDOM - TREASURY (BRITISH POUND)                           7.50            12/07/06                 133,922
    250,000   UNITED MEXICAN STATES                                               8.63            03/12/08                 272,500

TOTAL FOREIGN BONDS (COST $7,461,059)                                                                                    7,569,254
                                                                                                                       -----------

US GOVERNMENT AGENCY SECURITIES - 15.16%

FEDERAL FARM CREDIT BANK - 0.92%
    670,000   FFCB                                                                5.00            02/03/03                 682,789
                                                                                                                       -----------

FEDERAL HOME LOAN BANK - 0.99%
    680,000   FHLB SERIES 4G05                                                    7.13            02/15/05                 737,424
                                                                                                                       -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.36%
    330,000   FHLMC                                                               6.88            09/15/10                 360,929
     45,000   FHLMC                                                               5.63            03/15/11                  45,330
     70,446   FHLMC #28291                                                        6.50            07/01/29                  71,870
    217,456   FHLMC #C00666+/-                                                    7.00            10/01/28                 224,996
     29,614   FHLMC #C00922                                                       8.00            02/01/30                  31,546
    791,480   FHLMC #C01186                                                       6.00            06/01/31                 785,901
  1,112,383   FHLMC #C54793                                                       6.50            07/01/31               1,131,733
    341,383   FHLMC #C54908+/-                                                    6.50            07/01/31                 347,321
    123,813   FHLMC #C61720                                                       6.00            12/01/31                 122,940
    109,840   FHLMC #G01317                                                       7.00            10/01/31                 113,520

                                                                                                                         3,236,086
                                                                                                                       -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.17%
    625,000   FNMA                                                                7.00            07/15/05                 679,191
    360,000   FNMA                                                                6.25            07/19/11                 369,600
    160,000   FNMA                                                                7.13            01/15/30                 177,070
     53,115   FNMA #252924                                                        7.00            12/01/29                  54,915
     29,452   FNMA #253667                                                        7.50            02/01/16                  31,161
     76,646   FNMA #253881                                                        7.00            07/01/16                  80,365
     73,083   FNMA #254140                                                        5.50            01/01/17                  72,927
     72,296   FNMA #254141                                                        6.00            01/01/17                  73,549
    248,951   FNMA #323791                                                        6.00            06/01/14                 255,227
    624,323   FNMA #411023                                                        6.50            03/01/13                 649,210
    159,220   FNMA #512386                                                        7.00            09/01/29                 164,615
    164,559   FNMA #512387                                                        7.00            09/01/29                 170,135
    520,813   FNMA #513615                                                        7.50            09/01/29                 545,592
    162,259   FNMA #514262                                                        7.00            09/01/29                 167,757
    452,800   FNMA #533381                                                        8.00            03/01/30                 482,321
     43,055   FNMA #535633                                                        5.50            12/01/14                  43,570
    166,495   FNMA #545149+/-                                                     6.00            08/01/16                 169,380

PRINCIPAL    SECURITY NAME                                                   INTEREST RATE     MATURITY DATE              VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    21,969   FNMA #549602                                                        7.50%           08/01/30             $    22,986
    369,000   FNMA #625185                                                        6.50            02/01/32                 375,098

                                                                                                                         4,584,669
                                                                                                                       -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.47%
     64,005   GNMA #2630+/-                                                       6.50            08/20/28                  65,071
    189,643   GNMA #3028                                                          8.00            01/20/31                 200,987
    170,898   GNMA #3041                                                          7.50            02/20/31                 179,023
    413,930   GNMA #3107                                                          6.50            07/20/31                 419,559
    346,927   GNMA #3108                                                          7.00            07/20/31                 358,476
    193,687   GNMA #346995                                                        6.00            06/15/29                 193,268
     77,475   GNMA #346995+/-                                                     6.00            06/15/29                  77,307
    195,569   GNMA #486958                                                        6.50            02/15/29                 199,442
     61,337   GNMA #509956                                                        7.00            06/15/29                  63,608
     53,957   GNMA #516121                                                        7.50            12/15/29                  56,851
     17,199   GNMA #565000+/-                                                     7.00            10/15/31                  17,835

                                                                                                                         1,831,427
                                                                                                                       -----------

TENNESSEE VALLEY AUTHORITY - 0.25%
    180,000   TVA SERIES E                                                        6.75            11/01/25                 187,912
                                                                                                                       -----------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $10,987,914)                                                                11,260,307
                                                                                                                       -----------

US TREASURY SECURITIES - 13.35%

US TREASURY BONDS - 2.59%
    290,000   US TREASURY BONDS                                                   7.25            05/15/16                 336,921
    437,000   US TREASURY BONDS                                                   8.00            11/15/21                 551,900
  1,075,000   US TREASURY BONDS                                                   5.38            02/15/31               1,038,383

                                                                                                                         1,927,204
                                                                                                                       -----------

US TREASURY NOTES - 10.76%
  1,550,000   US TREASURY NOTES                                                   3.00            02/29/04               1,549,758
    810,000   US TREASURY NOTES                                                   3.50            11/15/06                 786,111
  3,255,000   US TREASURY NOTES                                                   6.00            08/15/09               3,488,572
  1,215,000   US TREASURY NOTES                                                   4.88            02/15/12               1,199,433
    895,000   US TREASURY NOTES                                                   6.50            08/15/05                 968,173

                                                                                                                         7,992,047
                                                                                                                       -----------

TOTAL US TREASURY SECURITIES (COST $9,830,437)                                                                           9,919,251
                                                                                                                       -----------

SHORT-TERM INVESTMENTS - 1.61%

REPURCHASE AGREEMENTS - 1.61%
    969,000   GOLDMAN SACHS & COMPANY - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES                          1.77            06/03/02                 969,000
    224,000   MORGAN STANLEY & COMPANY INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES                          1.77            06/03/02                 224,000

TOTAL SHORT-TERM INVESTMENTS (COST $1,193,000)                                                                           1,193,000
                                                                                                                       -----------

INCOME PLUS FUND

                                                                                                                  VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $72,488,935)*                                       99.20%                                               $73,683,626
OTHER ASSETS AND LIABILITIES, NET                          0.80                                                    592,198
                                                         ------                                                -----------
TOTAL NET ASSETS                                         100.00%                                               $74,275,824
                                                         ======                                                ===========


+/-  VARIABLE RATE SECURITIES.
** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+    NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $72,614,643 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                         $ 2,107,519
     GROSS UNREALIZED DEPRECIATION                                          (1,038,536)
                                                                           -----------
    NET UNREALIZED APPRECIATION                                            $ 1,068,983


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2002

INTERMEDIATE GOVERNMENT INCOME FUND

PRINCIPAL      SECURITY NAME                               INTEREST RATE   MATURITY DATE         VALUE
US GOVERNMENT AGENCY SECURITIES - 52.24%

FEDERAL HOME LOAN BANK - 6.02%
$   3,000,000  FHLB                                            6.32%         06/28/05         $  3,186,966
   30,000,000  FHLB SERIES 3W08                                5.50          08/15/08           30,699,510
    7,000,000  FHLB SERIES DV11                                6.43          12/12/11            7,437,129
    1,000,000  FHLB SERIES EY05                                6.15          11/28/05            1,060,454
    1,000,000  FHLB SERIES LL05                                7.32          04/21/05            1,092,290

                                                                                                43,476,349
                                                                                              ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 21.47%
   20,000,000  FHLMC                                           6.88          01/15/05           21,552,080
    4,000,000  FHLMC                                           8.06          01/27/05            4,434,376
    5,000,000  FHLMC                                           7.10          04/10/07            5,518,460
   17,500,000  FHLMC                                           5.75          04/15/08           18,161,955
    8,000,000  FHLMC                                           6.63          09/15/09            8,644,176
   10,000,000  FHLMC                                           5.75          01/15/12           10,113,200
   17,044,871  FHLMC #C01244                                   6.50          10/01/31           17,341,383
    7,178,751  FHLMC #C22339                                   6.50          02/01/29            7,330,466
    3,909,309  FHLMC #C31808                                   7.50          10/01/29            4,091,315
   12,996,029  FHLMC #C54218                                   6.50          07/01/31           13,222,108
    5,720,058  FHLMC #C59553                                   7.50          11/01/31            5,980,075
   11,936,305  FHLMC #C65086                                   7.50          03/01/32           12,478,977
    3,604,972  FHLMC #E00870                                   7.00          08/01/15            3,781,983
      556,937  FHLMC #G00683                                   8.50          12/01/25              602,751
   11,961,418  FHLMC GOLD POOL #C01345                         7.00          04/01/32           12,362,340
    8,771,953  FHLMC GOLD POOL #C65576                         7.50          04/01/32            9,170,761
      301,221  FHLMC GOLD POOL #E00228                         6.50          07/01/08              314,963

                                                                                               155,101,369
                                                                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.81%
    8,500,000  FNMA                                            7.13          02/15/05            9,221,888
   17,000,000  FNMA                                            6.63          10/15/07           18,456,849
   20,000,000  FNMA                                            6.00          05/15/08           21,008,400
      230,288  FNMA #190705                                    6.50          03/01/09              240,500
      413,054  FNMA #250410                                    7.50          12/01/25              435,630
    4,204,774  FNMA #253057                                    8.00          12/01/29            4,501,997
    1,896,669  FNMA #253266                                    8.00          05/01/30            2,013,329
   10,005,476  FNMA #254190                                    5.50          02/01/09           10,141,681
    9,222,075  FNMA #254218                                    7.00          02/01/32            9,532,028
    3,234,078  FNMA #254223                                    7.50          02/01/32            3,383,761
    2,089,173  FNMA #417768                                    6.50          03/01/28            2,131,391
    6,640,149  FNMA #429182                                    6.50          05/01/28            6,774,333
    3,213,618  FNMA #520842                                    8.00          11/01/29            3,428,962
    5,745,822  FNMA #545026                                    6.50          06/01/16            5,942,065
    6,439,534  FNMA #584829                                    6.00          05/01/16            6,551,125
    5,820,644  FNMA #589081                                    6.50          08/01/31            5,916,842
    6,698,339  FNMA #607067                                    6.00          11/01/16            6,814,415

PRINCIPAL      SECURITY NAME                                      INTEREST RATE MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   1,446,051  FNMA #70765                                              9.00%     03/01/21     $  1,591,987
   17,323,531  FNMA #E00659                                             6.00      04/01/14       17,826,035

                                                                                                135,913,218
                                                                                               ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.19%
      267,109  GNMA #1580                                              10.00      03/20/21          299,188
      239,138  GNMA #1616                                              10.00      05/20/21          267,859
      191,603  GNMA #2025                                               7.00      05/20/10          202,219
    5,033,647  GNMA #2824                                               7.00      10/20/29        5,201,369
    5,142,616  GNMA #158794                                             7.00      09/15/28        5,335,208
      834,460  GNMA #306052                                             9.00      06/15/21          917,829
    5,075,404  GNMA #417290                                             7.00      03/15/26        5,279,847
    2,533,481  GNMA #467791                                             7.50      04/15/28        2,674,196
    3,824,035  GNMA #486958                                             6.50      02/15/29        3,899,755
    6,164,018  GNMA #491192                                             7.00      02/15/29        6,392,210
    6,766,428  GNMA #781123                                             7.00      12/15/29        7,018,837

                                                                                                 37,488,517
                                                                                               ------------
STUDENT LOAN MARKETING ASSOCIATION - 0.16%
    1,000,000  SLMA                                                     9.15      12/01/04        1,128,121
                                                                                               ------------
TENNESSEE VALLEY AUTHORITY - 0.59%
    4,000,000  TVA SERIES A                                             6.38      06/15/05        4,268,204
                                                                                               ------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $368,512,757)                                       377,375,778
                                                                                               ------------
US TREASURY SECURITIES - 44.13%
US TREASURY BONDS - 24.44%
   18,000,000  US TREASURY BONDS                                       12.38      05/15/04       21,106,404
    9,400,000  US TREASURY BONDS                                       11.63      11/15/04       11,183,067
    1,400,000  US TREASURY BONDS                                       12.00      05/15/05        1,723,477
   12,800,000  US TREASURY BONDS                                       10.75      08/15/05       15,455,002
   14,500,000  US TREASURY BONDS                                       12.00      08/15/13       20,072,872
    6,000,000  US TREASURY BONDS                                       12.50      08/15/14        8,733,516
   10,000,000  US TREASURY BONDS                                       11.25      02/15/15       15,324,610
    9,500,000  US TREASURY BONDS                                        9.13      05/15/18       12,953,032
   22,000,000  US TREASURY BONDS                                        8.13      08/15/19       27,799,067
    7,000,000  US TREASURY BONDS                                        7.88      02/15/21        8,697,773
   13,000,000  US TREASURY BONDS                                        7.13      02/15/23       15,105,389
   19,000,000  US TREASURY BONDS                                        5.38      02/15/31       18,352,822

                                                                                                176,507,031
                                                                                               ------------
US TREASURY NOTES - 19.69%
    1,800,000  US TREASURY NOTES                                        5.88      09/30/02        1,824,329
   28,000,000  US TREASURY NOTES                                        7.25      05/15/04       30,148,131
   11,000,000  US TREASURY NOTES                                        7.25      08/15/04       11,911,801
   21,200,000  US TREASURY NOTES                                        7.88      11/15/04       23,377,134
    9,500,000  US TREASURY NOTES                                        7.50      02/15/05       10,460,393

PRINCIPAL      SECURITY NAME                                         INTEREST RATE MATURITY DATE      VALUE
US TREASURY NOTES (CONTINUED)

  $22,000,000  US TREASURY NOTES                                           6.50%     08/15/05     $ 23,798,675
    3,100,000  US TREASURY NOTES                                           9.38      02/15/06        3,667,446
    5,000,000  US TREASURY NOTES                                           6.88      05/15/06        5,506,055
   28,500,000  US Treasury Notes                                           7.00      07/15/06       31,562,639

                                                                                                   142,256,603
                                                                                                  ------------
TOTAL US TREASURY SECURITIES (COST $312,385,698)                                                   318,763,634
                                                                                                  ------------
SHARES
SHORT-TERM INVESTMENTS - 2.41%
HOLDING & OTHER INVESTMENT OFFICES - 2.41%
   17,478,316  WELLS FARGO GOVERNMENT MONEY MARKET FUND~                   1.91                     17,478,316

TOTAL SHORT-TERM INVESTMENTS (COST $17,478,316)                                                     17,478,316
                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $698,376,771)*                                     98.78%                                   $713,617,728
OTHER ASSETS AND LIABILITIES, NET                         1.22                                       8,814,943
                                                        ------                                    ------------
TOTAL NET ASSETS                                        100.00%                                   $722,432,671
                                                        ======                                    ============

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $703,624,460 AND NET UNREALIZED APPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION              $11,449,940
GROSS UNREALIZED DEPRECIATION               (1,456,672)
                                            ----------
NET UNREALIZED APPRECIATION                $ 9,993,268

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIMITED TERM GOVERNMENT INCOME FUND

PRINCIPAL      SECURITY NAME                                      INTEREST RATE MATURITY DATE     VALUE
US GOVERNMENT AGENCY SECURITIES - 66.29%
FEDERAL HOME LOAN BANK - 7.58%
$   7,000,000  FHLB SERIES HZ03                                        7.00%     02/14/03      $ 7,234,465
    9,000,000  FHLB SERIES NY03                                        6.88      08/15/03        9,447,642

                                                                                                16,682,107
                                                                                               -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.48%
    7,000,000  FHLMC                                                   7.00      07/15/05        7,609,798
    1,500,000  FHLMC                                                   5.13      10/15/08        1,502,060
    3,000,000  FHLMC                                                   6.63      09/15/09        3,241,566
        3,423  FHLMC #845410+/-                                        6.44      07/01/23            3,473
        1,822  FHLMC #845613+/-                                        6.61      01/01/24            1,892
    3,823,711  FHLMC #C00894                                           6.50      12/01/29        3,901,019
    1,220,693  FHLMC #C01034                                           8.00      080/1/30        1,295,737
    4,716,345  FHLMC #C01244                                           6.50      10/01/31        4,798,391
    4,157,187  FHLMC #C54218                                           6.50      07/01/31        4,229,506
    2,984,076  FHLMC #C65086                                           7.50      03/01/32        3,119,744
    2,498,892  FHLMC #E82743                                           5.50      04/01/16        2,496,496
    3,987,139  FHLMC GOLD POOL #C01345                                 7.00      04/01/32        4,120,780
    4,153,011  FHLMC GOLD POOL #C65576                                 7.50      04/01/32        4,341,824

                                                                                                40,662,286
                                                                                               -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.05%
   10,000,000  FNMA                                                    5.75      06/15/05       10,517,618
    5,500,000  FNMA                                                    5.00      01/15/07        5,587,247
    5,000,000  FNMA                                                    6.00      05/15/08        5,252,100
    4,909,458  FNMA #254190                                            5.50      02/01/09        4,976,291
    7,377,660  FNMA #254218                                            7.00      02/01/32        7,625,623
    3,234,078  FNMA #254223                                            7.50      02/01/32        3,383,761
    6,782,989  FNMA #254243                                            6.00      02/01/09        6,934,019
    1,232,421  FNMA #313644                                            7.00      08/01/27        1,276,939
    2,482,238  FNMA #401770                                            6.50      10/01/27        2,535,621
    1,952,516  FNMA #488341                                            6.50      04/01/29        1,984,619
    2,698,339  FNMA #524356                                            7.50      12/01/29        2,826,718
    3,736,620  FNMA #535300                                            6.50      05/01/30        3,808,860
    1,420,860  FNMA #545026                                            6.50      06/01/16        1,469,388
    1,389,957  FNMA #584829                                            6.00      05/01/16        1,414,043
    9,628,857  FNMA #589081                                            6.50      08/01/31        9,787,993
    3,262,935  FNMA #607067                                            6.00      11/01/16        3,319,478
        3,533  FNMA SERIES G93-19 CLASS FJ+/-                          3.50      04/25/23            3,559

                                                                                                72,703,877
                                                                                               -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.18%
       60,649  GNMA #157247                                            9.50      05/20/16           67,054
      881,193  GNMA #22036                                             8.00      07/20/25          943,667
    3,071,590  GNMA #417290                                            7.00      03/15/26        3,195,317
      400,455  GNMA #417389                                            7.00      05/15/26          416,586

PRINCIPAL      SECURITY NAME                                          INTEREST RATE MATURITY DATE      VALUE
$     607,370  GNMA #423779                                                7.00%     05/15/26     $    631,835
    2,467,895  GNMA #434661                                                7.50      01/15/30        2,594,553
    1,968,821  GNMA #486958                                                6.50      02/15/29        2,007,805
    1,720,191  GNMA #491192                                                7.00      02/15/29        1,783,873
    4,011,294  GNMA #543703                                                7.00      11/15/30        4,159,836

                                                                                                    15,800,526
                                                                                                  ------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $143,058,281)                                          145,848,796
                                                                                                  ------------
US TREASURY SECURITIES - 30.55%
US TREASURY BONDS - 1.65%
    3,000,000  US TREASURY BONDS                                          10.75      08/15/05        3,622,266
                                                                                                  ------------
US TREASURY NOTES - 28.90%
    5,000,000  US TREASURY NOTES                                           7.25      05/15/04        5,383,595
   12,500,000  US TREASURY NOTES                                           7.88      11/15/04       13,783,688
    5,000,000  US TREASURY NOTES                                           6.75      05/15/05        5,423,830
    3,485,000  US TREASURY NOTES                                           4.63      05/15/06        3,555,787
    4,000,000  US TREASURY NOTES                                           6.88      05/15/06        4,404,844
   13,700,000  US TREASURY NOTES                                           7.00      07/15/06       15,172,216
    6,000,000  US TREASURY NOTES                                           6.13      08/15/07        6,467,112
    8,500,000  US TREASURY NOTES                                           6.50      02/15/10        9,372,908

                                                                                                    63,563,980
                                                                                                  ------------
TOTAL US TREASURY SECURITIES (COST $65,983,191)                                                     67,186,246
                                                                                                  ------------
SHORT-TERM INVESTMENTS - 1.22%
    2,669,563  WELLS FARGO GOVERNMENT MONEY MARKET FUND~                                          $  2,669,563

TOTAL SHORT-TERM INVESTMENTS (COST $2,669,563)                                                       2,669,563
                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $211,711,035)*                                     98.06%                                   $215,704,605
OTHER ASSETS AND LIABILITIES, NET                         1.94                                       4,275,789
                                                        ------                                    ------------
TOTAL NET ASSETS                                        100.00%                                   $219,980,394
                                                        ======                                    ============

+/-  VARIABLE RATE SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION                           $4,051,522
GROSS UNREALIZED DEPRECIATION                              (57,952)
                                                        ----------
NET UNREALIZED APPRECIATION                             $3,993,570

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STABLE INCOME FUND

FACE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                                VALUE
N/A           WELLS FARGO STABLE INCOME PORTFOLIO                               $402,175,228

TOTAL INVESTMENT IN CORE PORTFOLIOS (99.52%) (COST $399,979,736)                 402,175,228
                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $399,979,736)*                                     99.52%                 $402,175,228
OTHER ASSETS AND LIABILITIES, NET                         0.48                     1,953,629
                                                        ------                  ------------
TOTAL NET ASSETS                                        100.00%                 $404,128,857
                                                        ======                  ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TACTICAL MATURITY BOND FUND

FACE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                         VALUE
N/A         Wells Fargo Tactical Maturity Bond Portfolio                  $6,858,486

TOTAL INVESTMENT IN CORE PORTFOLIOS (99.54%) (COST $6,850,709)             6,858,486
                                                                          ----------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,850,709)*                                       99.54%           $6,858,486
OTHER ASSETS AND LIABILITIES, NET                         0.46                31,690
                                                        ------            ----------
TOTAL NET ASSETS                                        100.00%           $6,890,176
                                                        ======            ==========

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS                  STATEMENTS OF ASSETS & LIABILITIES -- MAY 31, 2002

                                                                            DIVERSIFIED                            INCOME
                                                                                   BOND           INCOME             PLUS
-------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                         $336,284,450     $523,117,833      $73,683,626
   CASH                                                                               0           50,011           53,311
   COLLATERAL FOR SECURITIES LOANED                                                   0      179,538,055       13,413,516
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES                           0        8,619,671        1,372,525
   RECEIVABLE FOR FUND SHARES ISSUED                                            668,263          238,029          177,842
   PREPAID EXPENSES AND OTHER ASSETS                                                558                0               68
                                                                           ------------     ------------      -----------
TOTAL ASSETS                                                                336,953,271      711,563,599       88,700,888
                                                                           ------------     ------------      -----------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                                                   0                0          543,271
   PAYABLE FOR SECURITIES LOANED                                                      0      179,538,055       13,413,516
   DEPRECIATION ON FORWARD CURRENCY CONTRACTS                                         0                0          111,343
   DIVIDENDS PAYABLE                                                                  0        2,220,271                0
   PAYABLE FOR FUND SHARES REDEEMED                                             639,094          618,640          185,464
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                 109,599          298,722           51,969
   PAYABLE TO OTHER RELATED PARTIES                                              20,351           51,305           56,791
   ACCRUED EXPENSES AND OTHER LIABILITIES                                           729          158,017           62,710
                                                                           ------------     ------------      -----------
TOTAL LIABILITIES                                                               769,773      182,885,010       14,425,064
                                                                           ------------     ------------      -----------
TOTAL NET ASSETS                                                           $336,183,498     $528,678,589      $74,275,824
                                                                           ------------     ------------      -----------

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                         $334,497,579     $560,533,460      $82,211,351
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                   317,564       (1,784,005)         (62,326)
   UNDISTRIBUTED NET REALIZED LOSS ON INVESTMENTS                            (2,496,028)     (40,598,545)      (8,959,888)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                  3,829,552       10,527,679        1,194,691
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                     0                0         (108,004)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                         34,831                0                0
                                                                           ------------     ------------      -----------
TOTAL NET ASSETS                                                           $336,183,498     $528,678,589      $74,275,824
                                                                           ------------     ------------      -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS - CLASS A                                                                N/A     $ 37,233,982      $20,187,704
SHARES OUTSTANDING - CLASS A                                                        N/A        3,979,495        1,867,155
NET ASSET VALUE PER SHARE - CLASS A                                                 N/A     $       9.36      $     10.81
MAXIMUM OFFERING PRICE PER SHARE - CLASS A                                          N/A     $       9.80(1)   $     11.32(1)
NET ASSETS - CLASS B                                                                N/A     $ 16,693,044      $46,760,413
SHARES OUTSTANDING - CLASS B                                                        N/A        1,786,724        4,322,982
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                              N/A     $       9.34      $     10.82
NET ASSETS - CLASS C                                                                N/A              N/A      $ 7,327,707
SHARES OUTSTANDING - CLASS C                                                        N/A              N/A          677,545
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                              N/A              N/A      $     10.82
NET ASSETS - INSTITUTIONAL CLASS                                           $336,183,498     $474,751,563              N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                     13,118,089       50,796,699              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS         $      25.63     $       9.35              N/A
                                                                           ------------     ------------      -----------
INVESTMENTS AT COST (NOTE 2)                                               $332,454,898     $512,590,154      $72,488,935
                                                                           ------------     ------------      -----------
SECURITIES ON LOAN, AT MARKET VALUE                                        $          0     $177,816,572      $13,212,628
                                                                           ------------     ------------      -----------

(1) Maximum offering price is computed as 100/95.5 of net asset value. On investments of $50,000 or more the offering price is reduced.
(2) Maximum offering price is computed as 100/98.5 of net asset value. On investments of $50,000 or more the offering price is reduced.


The accompanying notes are an integral part of these financial statements.

                                                                                INTERMEDIATE           LIMITED TERM
                                                                           GOVERNMENT INCOME      GOVERNMENT INCOME
-------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                              $713,617,728           $215,704,605
   CASH                                                                               50,010                 50,009
   COLLATERAL FOR SECURITIES LOANED                                              164,661,347             74,716,650
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES                        8,731,364              2,383,203
   RECEIVABLE FOR FUND SHARES ISSUED                                               1,648,122              2,712,724
   PREPAID EXPENSES AND OTHER ASSETS                                                   2,275                      0
                                                                                ------------           ------------
TOTAL ASSETS                                                                     888,710,846            295,567,191
                                                                                ------------           ------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                                                        0                      0
   PAYABLE FOR SECURITIES LOANED                                                 164,661,347             74,716,650
   DEPRECIATION ON FORWARD CURRENCY CONTRACTS                                              0                      0
   DIVIDENDS PAYABLE                                                                       0                488,432
   PAYABLE FOR FUND SHARES REDEEMED                                                  884,919                 97,875
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                      438,459                134,419
   PAYABLE TO OTHER RELATED PARTIES                                                  170,260                 51,205
   ACCRUED EXPENSES AND OTHER LIABILITIES                                            123,190                 98,216
                                                                                ------------           ------------
TOTAL LIABILITIES                                                                166,278,175             75,586,797
                                                                                ------------           ------------
TOTAL NET ASSETS                                                                $722,432,671           $219,980,394
                                                                                ------------           ------------

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                              $760,681,751           $232,690,911
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                     (4,575,824)                 7,180
   UNDISTRIBUTED NET REALIZED LOSS ON INVESTMENTS                                (48,914,213)           (16,711,267)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                      15,240,957              3,993,570
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                          0                      0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                                   0                      0
                                                                                ------------           ------------
TOTAL NET ASSETS                                                                $722,432,671           $219,980,394
                                                                                ------------           ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS - CLASS A                                                            $195,061,716           $ 69,187,537
SHARES OUTSTANDING - CLASS A                                                      17,435,050              6,894,905
NET ASSET VALUE PER SHARE - CLASS A                                             $      11.19           $      10.03
MAXIMUM OFFERING PRICE PER SHARE - CLASS A                                      $      11.72(1)        $      10.50(1)
NET ASSETS - CLASS B                                                            $ 67,255,557           $ 18,007,141
SHARES OUTSTANDING - CLASS B                                                       6,015,907              1,794,634
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                          $      11.18           $      10.03
NET ASSETS - CLASS C                                                            $ 18,078,436                    N/A
SHARES OUTSTANDING - CLASS C                                                       1,618,571                    N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                          $      11.17                    N/A
NET ASSETS - INSTITUTIONAL CLASS                                                $442,036,962           $132,785,716
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                          39,500,319             13,489,684
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS              $      11.19           $       9.84
                                                                                ------------           ------------
INVESTMENTS AT COST (NOTE 2)                                                    $698,376,771           $211,711,035
                                                                                ------------           ------------
SECURITIES ON LOAN, AT MARKET VALUE                                             $162,043,106           $ 73,891,952
                                                                                ------------           ------------


                                                                                  STABLE             TACTICAL
                                                                                  INCOME        MATURITY BOND
-------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                          $402,175,228           $6,858,486
   CASH                                                                                0                    0
   COLLATERAL FOR SECURITIES LOANED                                                    0                    0
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES                            0                    0
   RECEIVABLE FOR FUND SHARES ISSUED                                           2,723,439               75,000
   PREPAID EXPENSES AND OTHER ASSETS                                               3,766                    0
                                                                            ------------           ----------
TOTAL ASSETS                                                                 404,902,433            6,933,486
                                                                            ------------           ----------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                                                    0                    0
   PAYABLE FOR SECURITIES LOANED                                                       0                    0
   DEPRECIATION ON FORWARD CURRENCY CONTRACTS                                          0                    0
   DIVIDENDS PAYABLE                                                               1,115                    0
   PAYABLE FOR FUND SHARES REDEEMED                                              645,839               29,641
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                   69,611                  711
   PAYABLE TO OTHER RELATED PARTIES                                               46,331                2,630
   ACCRUED EXPENSES AND OTHER LIABILITIES                                         10,680               10,328
                                                                            ------------           ----------
TOTAL LIABILITIES                                                                773,576               43,310
                                                                            ------------           ----------
TOTAL NET ASSETS                                                            $404,128,857           $6,890,176
                                                                            ------------           ----------

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                          $407,023,565           $7,198,087
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                    195,489                2,335
   UNDISTRIBUTED NET REALIZED LOSS ON INVESTMENTS                             (5,328,609)            (318,023)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                   2,195,492                7,777
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                      0                    0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                          42,920                    0
                                                                            ------------           ----------
TOTAL NET ASSETS                                                            $404,128,857           $6,890,176
                                                                            ------------           ----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS - CLASS A                                                        $ 79,555,006                  N/A
SHARES OUTSTANDING - CLASS A                                                   7,662,797                  N/A
NET ASSET VALUE PER SHARE - CLASS A                                         $      10.38                  N/A
MAXIMUM OFFERING PRICE PER SHARE - CLASS A                                  $      10.54(2)               N/A
NET ASSETS - CLASS B                                                        $ 20,317,844                  N/A
SHARES OUTSTANDING - CLASS B                                                   1,958,878                  N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                      $      10.37                  N/A
NET ASSETS - CLASS C                                                                 N/A                  N/A
SHARES OUTSTANDING - CLASS C                                                         N/A                  N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                               N/A                  N/A
NET ASSETS - INSTITUTIONAL CLASS                                            $304,256,007           $6,890,176
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                      29,286,479              705,351
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS          $      10.39           $     9.77
                                                                            ------------           ----------
INVESTMENTS AT COST (NOTE 2)                                                $399,979,736           $6,850,709
                                                                            ------------           ----------
SECURITIES ON LOAN, AT MARKET VALUE                                         $          0           $        0
                                                                            ------------           ----------

INCOME FUNDS         STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MAY 31, 2002


                                                                          DIVERSIFIED
                                                                                 BOND           INCOME      INCOME PLUS
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (1)

   INTEREST                                                               $16,829,549      $35,455,343       $3,775,924
   SECURITIES LENDING INCOME                                                   93,995          353,176           31,183
   NET EXPENSES ALLOCATED FROM CORE PORTFOLIOS                             (1,204,681)             N/A              N/A
                                                                          -----------      -----------       ----------
TOTAL INVESTMENT INCOME                                                    15,718,863       35,808,519        3,807,107
                                                                          -----------      -----------       ----------
EXPENSES

   ADVISORY FEES                                                              777,829        2,852,159          319,090
   ADMINISTRATION FEES                                                        466,697          864,155           79,775
   SHAREHOLDER SERVICING FEES                                                       0          110,809          132,954
   PORTFOLIO ACCOUNTING FEES                                                   22,172           60,968           97,133
   CUSTODY                                                                          0          115,221           10,637
   TRANSFER AGENT
     CLASS A                                                                      N/A           40,289           17,924
     CLASS B                                                                      N/A           49,264           80,464
     CLASS C                                                                      N/A              N/A            9,756
   INSTITUTIONAL CLASS                                                         95,565          273,499              N/A
   DISTRIBUTION FEES

     CLASS B                                                                      N/A          116,174          265,392
     CLASS C                                                                      N/A              N/A           29,564
   LEGAL AND AUDIT FEES                                                        38,231           28,802           22,382
   REGISTRATION FEES                                                           38,000           47,574           28,537
   DIRECTORS' FEES                                                              3,878            3,878            3,878
   SHAREHOLDER REPORTS                                                         19,501           43,208           14,041
   OTHER                                                                       27,758           33,191            4,362
                                                                          -----------      -----------       ----------
TOTAL EXPENSES                                                              1,489,631        4,639,191        1,115,889
                                                                          -----------      -----------       ----------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES                                       (515,287)         (65,443)        (229,193)
   NET EXPENSES                                                               974,344        4,573,748          886,696
                                                                          -----------      -----------       ----------
NET INVESTMENT INCOME                                                      14,744,519       31,234,771        2,920,411
                                                                          -----------      -----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   NET REALIZED GAIN (LOSS) FROM:

     SECURITIES                                                            (1,627,177)      (1,697,181)      (1,179,203)
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                  67,128                0                0
     FOREIGN CURRENCY TRANSACTIONS                                                  0                0         (118,180)
                                                                          -----------      -----------       ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                  (1,560,049)      (1,697,181)      (1,297,383)
                                                                          -----------      -----------       ----------
   NET CHANGE IN UNREALIZED APPRECIATION OF:

     SECURITIES                                                                     0        7,452,645        1,777,764
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                  34,831                0                0
     FOREIGN CURRENCY CONTRACTS                                                     0                0         (202,272)
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                      2,695,497              N/A              N/A
                                                                          -----------      -----------       ----------
   NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                     2,730,328        7,452,645        1,575,492
                                                                          -----------      -----------       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             1,170,279        5,755,464          278,109
                                                                          -----------      -----------       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $15,914,798      $36,990,235       $3,198,520
                                                                          -----------      -----------       ----------


(1) Interest, dividend and securities lending income include amounts allocated from Portfolios where applicable.
(2) The fund commenced operations on Novemeber 28, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 INTERMEDIATE    LIMITED TERM
                                                                   GOVERNMENT      GOVERNMENT                             TACTICAL
                                                                       INCOME          INCOME    STABLE INCOME    MATURITY BOND(2)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (1)

   INTEREST                                                       $38,747,140     $10,563,231      $12,913,335           $ 169,138
   SECURITIES LENDING INCOME                                          192,930          70,612           43,813               2,528
   NET EXPENSES ALLOCATED FROM CORE PORTFOLIOS                            N/A             N/A       (1,739,875)            (17,812)
                                                                  -----------     -----------      -----------           ---------
TOTAL INVESTMENT INCOME                                            38,940,070      10,633,843       11,217,273             153,854
                                                                  -----------     -----------      -----------           ---------
EXPENSES

   ADVISORY FEES                                                    3,454,318         953,738                0                   0
   ADMINISTRATION FEES                                              1,055,362         290,525          473,404               7,458
   SHAREHOLDER SERVICING FEES                                         669,581         159,797          180,778                   0
   PORTFOLIO ACCOUNTING FEES                                          122,495         110,767           48,240               5,718
   CUSTODY                                                            140,715          38,737                0                   0
   TRANSFER AGENT
     CLASS A                                                          439,025          81,712           15,550                 N/A
     CLASS B                                                           99,159          21,045           15,732                 N/A
     CLASS C                                                           14,432             N/A              N/A                 N/A
   INSTITUTIONAL CLASS                                                104,381          43,741           97,734               9,955
   DISTRIBUTION FEES

     CLASS B                                                          490,904         102,034          107,443                 N/A
     CLASS C                                                           99,389             N/A              N/A                 N/A
   LEGAL AND AUDIT FEES                                                14,116          13,206           10,960              13,219
   REGISTRATION FEES                                                   14,516          15,267           48,796              18,372
   DIRECTORS' FEES                                                      3,878           3,878            3,878               1,955
   SHAREHOLDER REPORTS                                                 20,508          13,092           29,229              11,482
   OTHER                                                                9,126           1,111           33,897               7,681
                                                                  -----------     -----------      -----------           ---------
TOTAL EXPENSES                                                      6,751,905       1,848,650        1,065,641              75,840
                                                                  -----------     -----------      -----------           ---------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES                               (567,640)       (235,990)        (457,412)            (63,715)
   NET EXPENSES                                                     6,184,265       1,612,660          608,229              12,125
                                                                  -----------     -----------      -----------           ---------
NET INVESTMENT INCOME                                              32,755,805       9,021,183       10,609,044             141,729
                                                                  -----------     -----------      -----------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   NET REALIZED GAIN (LOSS) FROM:

     SECURITIES                                                     8,826,732       1,274,351                0            (318,023)
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS               0               0         (793,420)                  0
     FOREIGN CURRENCY TRANSACTIONS                                          0               0           14,571                   0
                                                                  -----------     -----------      -----------           ---------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                           8,826,732       1,274,351         (778,849)           (318,023)
                                                                  -----------     -----------      -----------           ---------
   NET CHANGE IN UNREALIZED APPRECIATION OF:

     SECURITIES                                                     7,895,807       2,028,988                0                   0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS               0               0           42,920                   0
     FOREIGN CURRENCY CONTRACTS                                             0               0                0                   0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                    N/A             N/A          897,630               7,777
                                                                  -----------     -----------      -----------           ---------
   NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS             7,895,807       2,028,988          940,550               7,777
                                                                  -----------     -----------      -----------           ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    16,722,539       3,303,339          161,701            (310,246)
                                                                  -----------     -----------      -----------           ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $49,478,344     $12,324,522      $10,770,745           $(168,517)
                                                                  -----------     -----------      -----------           ---------

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                               DIVERSIFIED BOND                   INCOME
                                                                        ---------------------------   -----------------------------
                                                                             FOR THE        FOR THE        FOR THE          FOR THE
                                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                                        MAY 31, 2002   MAY 31, 2001   MAY 31, 2002  MAY 31, 2001(1)
                                                                        -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   BEGINNING NET ASSETS                                                 $269,121,067   $190,282,872   $601,472,077     $395,224,004

OPERATIONS:

   NET INVESTMENT INCOME                                                  14,744,519     12,677,802     31,234,771       32,398,934
   NET REALIZED GAIN (LOSS) ON SALE
     OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                     (1,560,049)     4,715,490     (1,697,181)      (1,869,090)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS FOREIGN CURRENCY                        2,730,328      5,475,460      7,452,645       23,998,710
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           15,914,798     22,868,752     36,990,235       54,528,554
                                                                        ------------   ------------   ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                     N/A            N/A     (1,687,240)      (1,170,969)
     CLASS B                                                                     N/A            N/A       (784,186)        (553,422)
     CLASS C                                                                     N/A            N/A            N/A              N/A
     INSTITUTIONAL CLASS                                                 (14,534,700)   (20,000,593)   (32,022,216)     (30,674,541)

   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                     N/A            N/A              0                0
     CLASS B                                                                     N/A            N/A              0                0
     CLASS C                                                                     N/A            N/A            N/A              N/A
     INSTITUTIONAL CLASS                                                  (2,627,388)             0              0                0

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                           N/A            N/A     20,153,677       12,075,180
   REINVESTMENT OF DIVIDENDS - CLASS A                                           N/A            N/A        790,863          594,077
   COST OF SHARES REDEEMED - CLASS A                                             N/A            N/A     (6,849,487)      (7,243,436)
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A                                                        N/A            N/A     14,095,053        5,425,821
                                                                        ------------   ------------   ------------     ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                           N/A            N/A      6,600,278        6,512,103
   REINVESTMENT OF DIVIDENDS - CLASS B                                           N/A            N/A        642,473          445,797
   COST OF SHARES REDEEMED - CLASS B                                             N/A            N/A     (3,910,245)      (2,647,254)
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                        N/A            N/A      3,332,506        4,310,646
                                                                        ------------   ------------   ------------     ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                           N/A            N/A            N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                           N/A            N/A            N/A              N/A
   COST OF SHARES REDEEMED - CLASS C                                             N/A            N/A            N/A              N/A
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                        N/A            N/A            N/A              N/A
                                                                        ------------   ------------   ------------     ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                       160,569,194    150,405,448     80,545,850      317,764,289
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                        12,625,689     16,090,746      5,170,775        5,414,252
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                        (104,885,162)   (90,526,158)  (178,434,265)    (148,796,557)
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                     68,309,721     75,970,036    (92,717,640)     174,381,984
                                                                        ------------   ------------   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS                                         67,062,431     78,838,195    (72,793,488)     206,248,073
                                                                        ------------   ------------   ------------     ------------

NET ASSETS:

ENDING NET ASSETS                                                       $336,183,498   $269,121,067   $528,678,589     $601,472,077

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                         N/A            N/A      2,133,109        1,297,871
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                          N/A            N/A         83,463           64,127
   SHARES REDEEMED - CLASS A                                                     N/A            N/A       (723,361)        (783,219)
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                          N/A            N/A      1,493,211          578,779
                                                                        ------------   ------------   ------------     ------------
   SHARES SOLD - CLASS B                                                         N/A            N/A        697,451          699,175
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                          N/A            N/A         67,876           48,176
   SHARES REDEEMED - CLASS B                                                     N/A            N/A       (413,501)        (286,033)
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                          N/A            N/A        351,826          461,318
                                                                        ------------   ------------   ------------     ------------
   SHARES SOLD - CLASS C                                                         N/A            N/A            N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                          N/A            N/A            N/A              N/A
   SHARES REDEEMED - CLASS C                                                     N/A            N/A            N/A              N/A
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                          N/A            N/A            N/A              N/A
                                                                        ------------   ------------   ------------     ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                       6,197,124      5,795,146      8,520,114       34,267,285
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS          489,740        633,486        545,958          584,171
   SHARES REDEEMED - INSTITUTIONAL CLASS                                  (4,047,720)    (3,495,180)   (18,881,891)     (16,024,726)
                                                                        ------------   ------------   ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS        2,639,144      2,933,452     (9,815,819)      18,826,730
                                                                        ------------   ------------   ------------     ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                   $    317,564   $    112,788   $ (1,748,005)    $       (116)
                                                                        ------------   ------------   ------------     ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                 INCOME PLUS
                                                                        ------------------------------
                                                                                FOR THE        FOR THE
                                                                             YEAR ENDED     YEAR ENDED
                                                                        MAY 31, 2002(2)   MAY 31, 2001
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   BEGINNING NET ASSETS                                                     $49,924,235    $39,257,809

OPERATIONS:

   NET INVESTMENT INCOME                                                      2,920,411      2,812,974
   NET REALIZED GAIN (LOSS) ON SALE
     OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                        (1,297,383)    (2,087,100)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS FOREIGN CURRENCY                           1,575,492      3,095,649
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               3,198,520      3,821,523
                                                                            -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                   (857,096)      (748,827)
     CLASS B                                                                 (1,920,323)    (2,155,858)
     CLASS C                                                                   (215,376)      (183,187)
     INSTITUTIONAL CLASS                                                            N/A            N/A

   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                          0              0
     CLASS B                                                                          0              0
     CLASS C                                                                          0              0
     INSTITUTIONAL CLASS                                                            N/A            N/A

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                       10,127,660      6,576,348
   REINVESTMENT OF DIVIDENDS - CLASS A                                          479,528        396,869
   COST OF SHARES REDEEMED - CLASS A                                         (2,949,641)    (3,030,720)
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A                                                     7,657,547      3,942,497
                                                                            -----------    -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                       18,230,728     10,057,309
   REINVESTMENT OF DIVIDENDS - CLASS B                                        1,236,975      1,270,983
   COST OF SHARES REDEEMED - CLASS B                                         (7,035,548)    (6,000,334)
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                    12,432,155      5,327,958
                                                                            -----------    -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                        4,810,808      1,763,281
   REINVESTMENT OF DIVIDENDS - CLASS C                                          131,743        118,018
   COST OF SHARES REDEEMED - CLASS C                                           (886,389)    (1,218,979)
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                     4,056,162        662,320
                                                                            -----------    -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                  N/A            N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                  N/A            N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                    N/A            N/A
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                               N/A            N/A
                                                                            -----------    -----------
INCREASE (DECREASE) IN NET ASSETS                                            24,351,589     10,666,426
                                                                            -----------    -----------

NET ASSETS:

ENDING NET ASSETS                                                           $74,275,824    $49,924,235

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                        939,680        608,002
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                          44,394         36,947
   SHARES REDEEMED - CLASS A                                                   (271,605)      (279,850)
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                         712,469        365,099
                                                                            -----------    -----------
   SHARES SOLD - CLASS B                                                      1,690,861        931,991
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                         114,434        118,265
   SHARES REDEEMED - CLASS B                                                   (648,276)      (555,460)
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                       1,157,019        494,796
                                                                            -----------    -----------
   SHARES SOLD - CLASS C                                                        446,316        163,041
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                          12,196         10,993
   SHARES REDEEMED - CLASS C                                                    (82,103)      (113,330)
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                         376,409         60,704
                                                                            -----------    -----------
   SHARES SOLD - INSTITUTIONAL CLASS                                                N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                 N/A            N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                            N/A            N/A
                                                                            -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                 N/A            N/A
                                                                            -----------    -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                       $   (62,326)   $    10,308
                                                                            -----------    -----------


                                                                        INTERMEDIATE GOVERNMENT INCOME
                                                                        ------------------------------
                                                                             FOR THE           FOR THE
                                                                          YEAR ENDED        YEAR ENDED
                                                                        MAY 31, 2002   MAY 31, 2001(3)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   BEGINNING NET ASSETS                                                 $669,351,983      $634,757,493

OPERATIONS:

   NET INVESTMENT INCOME                                                  32,755,805        39,586,730
   NET REALIZED GAIN (LOSS) ON SALE
     OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                      8,826,732         2,890,231
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS FOREIGN CURRENCY                        7,895,807        24,508,629
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           49,478,344        66,985,590
                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                             (10,665,410)      (11,538,317)
     CLASS B                                                              (3,210,397)       (2,911,567)
     CLASS C                                                                (662,547)         (311,830)
     INSTITUTIONAL CLASS                                                 (25,118,674)      (25,219,855)

   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                       0                 0
     CLASS B                                                                       0                 0
     CLASS C                                                                       0                 0
     INSTITUTIONAL CLASS                                                           0                 0

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                    72,051,233        32,275,219
   REINVESTMENT OF DIVIDENDS - CLASS A                                     7,309,504         8,023,835
   COST OF SHARES REDEEMED - CLASS A                                     (72,790,346)      (56,466,746)
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A                                                  6,570,391       (16,167,692)
                                                                        ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                    22,257,103        17,366,475
   REINVESTMENT OF DIVIDENDS - CLASS B                                     2,438,842         2,144,652
   COST OF SHARES REDEEMED - CLASS B                                     (19,755,893)      (11,645,249)
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                  4,940,052         7,865,878
                                                                        ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                    15,771,078         7,391,539
   REINVESTMENT OF DIVIDENDS - CLASS C                                       430,415           224,568
   COST OF SHARES REDEEMED - CLASS C                                      (6,513,202)       (3,703,258)
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                  9,688,291         3,912,849
                                                                        ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                       115,424,132       104,803,709
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                         4,249,892         3,605,281
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                         (97,613,386)      (96,429,556)
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                     22,060,638        11,979,434
                                                                        ------------      ------------
INCREASE (DECREASE) IN NET ASSETS                                         53,080,688        34,594,490
                                                                        ------------      ------------

NET ASSETS:

ENDING NET ASSETS                                                       $722,432,671      $669,351,983

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                   6,412,956         2,923,482
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                      652,894           734,491
   SHARES REDEEMED - CLASS A                                              (6,475,906)       (5,151,915)
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                      589,944        (1,493,942)
                                                                        ------------      ------------
   SHARES SOLD - CLASS B                                                   1,975,670         1,568,430
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                      217,974           196,185
   SHARES REDEEMED - CLASS B                                              (1,760,006)       (1,062,604)
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                      433,638           702,011
                                                                        ------------      ------------
   SHARES SOLD - CLASS C                                                   1,401,708           664,048
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                       38,521            20,510
   SHARES REDEEMED - CLASS C                                                (583,661)         (334,855)
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                      856,568           349,703
                                                                        ------------      ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                      10,267,340         9,520,950
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS          379,485           329,688
   SHARES REDEEMED - INSTITUTIONAL CLASS                                  (8,691,960)       (8,791,622)
                                                                        ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS        1,954,865         1,059,016
                                                                        ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                   $ (4,575,824)     $    230,939
                                                                        ------------      ------------


                                                                         LIMITED TERM GOVERNMENT INCOME
                                                                        -------------------------------
                                                                                FOR THE         FOR THE
                                                                             YEAR ENDED      YEAR ENDED
                                                                        MAY 31, 2002(4)    MAY 31, 2001
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   BEGINNING NET ASSETS                                                    $160,167,028    $166,136,257

OPERATIONS:

   NET INVESTMENT INCOME                                                      9,021,183       9,330,082
   NET REALIZED GAIN (LOSS) ON SALE
     OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                         1,274,351      (1,178,193)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS FOREIGN CURRENCY                           2,028,988       7,376,347
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              12,324,522      15,528,236
                                                                           ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                 (2,289,206)     (1,738,631)
     CLASS B                                                                   (518,137)       (460,715)
     CLASS C                                                                        N/A             N/A
     INSTITUTIONAL CLASS                                                     (6,201,634)     (7,130,734)

   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                          0               0
     CLASS B                                                                          0               0
     CLASS C                                                                        N/A             N/A
     INSTITUTIONAL CLASS                                                              0               0

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                       85,958,503      16,165,947
   REINVESTMENT OF DIVIDENDS - CLASS A                                        1,203,074       1,178,386
   COST OF SHARES REDEEMED - CLASS A                                        (51,721,309)    (15,235,690)
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A                                                    35,440,268       2,108,643
                                                                           ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                        9,855,122       3,696,229
   REINVESTMENT OF DIVIDENDS - CLASS B                                          411,545         359,741
   COST OF SHARES REDEEMED - CLASS B                                         (3,154,218)     (2,590,289)
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                     7,112,449       1,465,681
                                                                           ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                              N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                              N/A             N/A
   COST OF SHARES REDEEMED - CLASS C                                                N/A             N/A
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                           N/A             N/A
                                                                           ------------    ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                           57,525,849      21,798,454
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                            2,055,607       2,022,885
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                            (45,636,352)    (39,563,048)
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                        13,945,104     (15,741,709)
                                                                           ------------    ------------
INCREASE (DECREASE) IN NET ASSETS                                            59,813,366      (5,969,229)
                                                                           ------------    ------------

NET ASSETS:

ENDING NET ASSETS                                                          $219,980,394    $160,167,028

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                      8,572,458       1,644,244
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                         120,216         121,151
   SHARES REDEEMED - CLASS A                                                 (5,175,471)     (1,557,703)
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                       3,517,203         207,692
                                                                           ------------    ------------
   SHARES SOLD - CLASS B                                                        983,503         376,737
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                          41,105          36,945
   SHARES REDEEMED - CLASS B                                                   (315,249)       (267,183)
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                         709,359         146,499
                                                                           ------------    ------------
   SHARES SOLD - CLASS C                                                            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                             N/A             N/A
   SHARES REDEEMED - CLASS C                                                        N/A             N/A
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                             N/A             N/A
                                                                           ------------    ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                          5,873,817       2,270,667
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS             209,203         211,859
   SHARES REDEEMED - INSTITUTIONAL CLASS                                     (4,656,146)     (4,165,913)
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS           1,426,874      (1,683,387)
                                                                           ------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                      $      7,180    $     (5,026)
                                                                           ------------    ------------

                                                                                 STABLE INCOME              TACTICAL MATURITY BOND
                                                                        -------------------------------     ----------------------
                                                                             FOR THE            FOR THE                FOR THE
                                                                          YEAR ENDED         YEAR ENDED           PERIOD ENDED
                                                                        MAY 31, 2002    MAY 31, 2001(5)        MAY 31, 2002(6)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                 $227,568,508       $202,718,671            $         0

OPERATIONS:
   NET INVESTMENT INCOME                                                  10,609,044         11,392,004                141,729
   NET REALIZED GAIN (LOSS) ON SALE
     OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                       (778,849)           466,172               (318,023)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS FOREIGN CURRENCY                          940,550          3,451,628                  7,777
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           10,770,745         15,309,804               (168,517)
                                                                        ------------       ------------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                              (1,791,350)          (615,021)                   N/A
     CLASS B                                                                (349,939)          (186,025)                   N/A
     CLASS C                                                                     N/A                N/A                    N/A
     INSTITUTIONAL CLASS                                                  (8,362,640)       (10,741,801)              (139,394)

   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                       0                  0                    N/A
     CLASS B                                                                       0                  0                    N/A
     CLASS C                                                                     N/A                N/A                    N/A
     INSTITUTIONAL CLASS                                                           0                  0                      0

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                    90,332,371         13,235,899                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                     1,555,069            450,385                    N/A
   COST OF SHARES REDEEMED - CLASS A                                     (31,152,056)        (3,594,153)                   N/A
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A                                                 60,735,384         10,092,131                    N/A
                                                                        ------------       ------------            -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                    15,923,218          6,015,177                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                       299,398            162,185                    N/A
   COST OF SHARES REDEEMED - CLASS B                                      (3,502,030)        (1,083,991)                   N/A
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                 12,720,586          5,093,371                    N/A
                                                                        ------------       ------------            -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                           N/A                N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                           N/A                N/A                    N/A
   COST OF SHARES REDEEMED - CLASS C                                             N/A                N/A                    N/A
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                        N/A                N/A                    N/A
                                                                        ------------       ------------            -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                       232,785,910        101,922,098             14,421,121
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                         5,962,772          8,547,654                106,988
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                        (135,911,119)      (104,572,374)            (7,330,022)
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                    102,837,563          5,897,378              7,198,087
                                                                        ------------       ------------            -----------
INCREASE (DECREASE) IN NET ASSETS                                        176,560,349         24,849,837              6,890,176
                                                                        ------------       ------------            -----------

NET ASSETS:

   ENDING NET ASSETS                                                    $404,128,857       $227,568,508            $ 6,890,176

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                   8,672,918          1,266,744                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                      149,933             43,850                    N/A
   SHARES REDEEMED - CLASS A                                              (3,000,114)          (348,648)                   N/A
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                    5,822,737            961,946                    N/A
                                                                        ------------       ------------            -----------
   SHARES SOLD - CLASS B                                                   1,533,165            582,641                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                       28,898             15,787                    N/A
   SHARES REDEEMED - CLASS B                                                (337,418)          (105,593)                   N/A
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                    1,224,645            492,835                    N/A
                                                                        ------------       ------------            -----------
   SHARES SOLD - CLASS C                                                         N/A                N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                          N/A                N/A                    N/A
   SHARES REDEEMED - CLASS C                                                     N/A                N/A                    N/A
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                          N/A                N/A                    N/A
                                                                        ------------       ------------            -----------
   SHARES SOLD - INSTITUTIONAL CLASS                                      22,377,480          9,902,431              1,442,412
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS          574,027            833,499                 10,807
   SHARES REDEEMED - INSTITUTIONAL CLASS                                 (13,059,973)       (10,191,412)              (747,868)
                                                                        ------------       ------------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS        9,891,534            544,518                705,351
                                                                        ------------       ------------            -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                   $    195,489       $     90,374            $     2,335
                                                                        ------------       ------------            -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS

(1) "Proceeds from shares sold" includes $950,770 for Class A, and "shares sold" includes 100,942 for Class A as a result of the consolidation of the First Security Achievement Intermediate Term Bond Fund. "Proceeds from shares sold" includes $136,477,510 for Institutional Class shares, and "shares sold" includes 14,503,776 for Institutional Class shares as a result of the consolidation of the First Security Achievement Intermediate Term Bond Fund.

(2) "Proceeds from shares sold" included $5,645,884 for Class A, and "shares sold" includes 526,101 for for Class A as a result of the consolidation of the Wells Fargo Corporate Bond Fund. "Proceeds from shares sold" included $11,299,183 for Class B, and "shares sold" includes 1,052,359 for Class B as a result of the consolidation of the Wells Fargo Corporate Bond Fund. "Proceeds from shares sold" included $2,506,976 for Class C, and "shares sold" includes 233,533 for Class C as a result of the consolidation of the Wells Fargo Corporate Bond Fund.

(3) "Proceeds from shares sold" included $20,612,077 for Institutional shares, and "shares sold" includes 1,864,020 for Institutional shares as a result of the consolidation of the Brenton Intermediate Government Income Fund.

(4) "Proceeds from shares sold" includes $43,508,333 for Class A, and "shares sold" includes 4,334,441 for Class A as a result of the consolidation of the Wells Fargo Variable Rate Government Fund.

(5) "Proceeds from shares sold" includes $141,826 for Class A, and "shares sold" includes 13,731 for Class A as a result of the consolidation of the First Security Achievement Short Term Bond Fund. Fund. "Proceeds from shares sold" includes $24,416,981 for Institutional Class shares, and "shares sold" includes 2,363,351 for Institutional Class shares as a result of the consolidation of the First Security Achievement Short Term Bond Fund.

(6) This Fund commenced operations on November 28, 2001.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS

                                                                           NET REALIZED
                                              BEGINNING                             AND    DIVIDENDS
                                              NET ASSET          NET         UNREALIZED     FROM NET
                                              VALUE PER   INVESTMENT     GAIN (LOSS) ON   INVESTMENT
                                                  SHARE       INCOME        INVESTMENTS       INCOME
-----------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $25.68         1.21               0.16        (1.20)
JUNE 1, 2000 TO MAY 31, 2001                     $25.22         1.43               1.44        (2.41)
JUNE 1, 1999 TO MAY 31, 2000                     $26.11         1.43              (0.63)       (1.16)
JUNE 1, 1998 TO MAY 31, 1999                     $27.03         1.34              (0.17)       (1.43)
JUNE 1, 1997 TO MAY 31, 1998                     $25.60         1.61               1.51        (1.66)


INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $ 9.33         0.50               0.07        (0.54)
JUNE 1, 2000 TO MAY 31, 2001                     $ 8.86         0.57               0.47        (0.57)
JUNE 1, 1999 TO MAY 31, 2000                     $ 9.48         0.59              (0.62)       (0.59)
JUNE 1, 1998 TO MAY 31, 1999                     $ 9.79         0.59              (0.31)       (0.59)
JUNE 1, 1997 TO MAY 31, 1998                     $ 9.27         0.61               0.52        (0.61)

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $ 9.32         0.42               0.07        (0.47)
JUNE 1, 2000 TO MAY 31, 2001                     $ 8.84         0.50               0.48        (0.50)
JUNE 1, 1999 TO MAY 31, 2000                     $ 9.46         0.53              (0.62)       (0.53)
JUNE 1, 1998 TO MAY 31, 1999                     $ 9.77         0.52              (0.31)       (0.52)
JUNE 1, 1997 TO MAY 31, 1998                     $ 9.26         0.54               0.51        (0.54)

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $ 9.32         0.51               0.09        (0.57)
JUNE 1, 2000 TO MAY 31, 2001                     $ 8.85         0.60               0.47        (0.60)
JUNE 1, 1999 TO MAY 31, 2000                     $ 9.47         0.61              (0.62)       (0.61)
JUNE 1, 1998 TO MAY 31, 1999                     $ 9.78         0.59              (0.31)       (0.59)
JUNE 1, 1997 TO MAY 31, 1998                     $ 9.27         0.61               0.51        (0.61)


INCOME PLUS FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $10.80         0.66               0.02        (0.67)
JUNE 1, 2000 TO MAY 31, 2001                     $10.60         0.72               0.31        (0.83)
JULY 1, 1999(3) TO MAY 31, 2000                  $12.04         0.79              (1.44)       (0.79)
JULY 13, 1998(4) TO JUNE 30, 1999                $12.50         0.77              (0.46)       (0.77)

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $10.80         0.58               0.03        (0.59)
JUNE 1, 2000 TO MAY 31, 2001                     $10.61         0.65               0.29        (0.75)
JULY 1, 1999(3) TO MAY 31, 2000                  $12.05         0.72              (1.44)       (0.72)
JULY 13, 1998(4) TO JUNE 30, 1999                $12.50         0.68              (0.45)       (0.68)

C SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $10.80         0.58               0.03        (0.59)
JUNE 1, 2000 TO MAY 31, 2001                     $10.61         0.65               0.29        (0.75)
JULY 1, 1999(3) TO MAY 31, 2000                  $12.05         0.72              (1.44)       (0.72)
JULY 13, 1998(4) TO JUNE 30, 1999                $12.50         0.68              (0.45)       (0.68)


INTERMEDIATE GOVERNMENT INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $11.02         0.51               0.28        (0.62)
JUNE 1, 2000 TO MAY 31, 2001                     $10.56         0.66               0.47        (0.67)
JUNE 1, 1999 TO MAY 31, 2000                     $11.04         0.64              (0.44)       (0.68)
JUNE 1, 1998 TO MAY 31, 1999                     $11.22         0.64              (0.17)       (0.65)
JUNE 1, 1997 TO MAY 31, 1998                     $10.84         0.77               0.31        (0.70)

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $11.01         0.43               0.28        (0.54)
JUNE 1, 2000 TO MAY 31, 2001                     $10.55         0.58               0.47        (0.59)
JUNE 1, 1999 TO MAY 31, 2000                     $11.04         0.62              (0.51)       (0.60)
JUNE 1, 1998 TO MAY 31, 1999                     $11.21         0.53              (0.13)       (0.57)
JUNE 1, 1997 TO MAY 31, 1998                     $10.83         0.69               0.31        (0.62)

C SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $11.01         0.46               0.24        (0.54)
JUNE 1, 2000 TO MAY 31, 2001                     $10.55         0.58               0.47        (0.59)
NOVEMBER 8, 1999(4) TO MAY 31, 2000              $10.86         0.32              (0.31)       (0.32)

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                     $11.02         0.54               0.28        (0.65)
JUNE 1, 2000 TO MAY 31, 2001                     $10.56         0.69               0.47        (0.70)
JUNE 1, 1999 TO MAY 31, 2000                     $11.05         0.70              (0.50)       (0.69)
JUNE 1, 1998 TO MAY 31, 1999                     $11.22         0.66              (0.18)       (0.65)
JUNE 1, 1997 TO MAY 31, 1998                     $10.84         0.71               0.37        (0.70)

                                         DISTRIBUTIONS        ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                              FROM NET    NET ASSETS     ----------------------------------------
                                              REALIZED     VALUE PER     NET INVESTMENT       NET           GROSS         TOTAL
                                                 GAINS         SHARE             INCOME  EXPENSES     EXPENSES(1)     RETURN(2)
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                     (0.22)       $25.63              4.74%     0.70%(5)        0.87%(5)      5.44%
JUNE 1, 2000 TO MAY 31, 2001                         0        $25.68              5.75%     0.70%(5)        0.83%(5)     11.74%
JUNE 1, 1999 TO MAY 31, 2000                     (0.53)       $25.22              5.80%     0.70%(5)        0.92%(5)      3.22%
JUNE 1, 1998 TO MAY 31, 1999                     (0.66)       $26.11              5.58%     0.70%(5)        1.07%(5)      4.15%
JUNE 1, 1997 TO MAY 31, 1998                     (0.03)       $27.03              5.98%     0.70%(5)        1.02%(5)     12.39%


INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $ 9.36              5.21%     1.00%           1.09%         6.23%
JUNE 1, 2000 TO MAY 31, 2001                         0        $ 9.33              6.18%     1.00%           1.10%        12.01%
JUNE 1, 1999 TO MAY 31, 2000                         0        $ 8.86              6.50%     0.90%           1.05%        (0.23)%
JUNE 1, 1998 TO MAY 31, 1999                         0        $ 9.48              5.98%     0.75%           1.08%         2.81%
JUNE 1, 1997 TO MAY 31, 1998                         0        $ 9.79              6.29%     0.75%           1.14%        12.47%

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $ 9.34              4.44%     1.75%           2.01%         5.33%
JUNE 1, 2000 TO MAY 31, 2001                         0        $ 9.32              5.39%     1.75%           1.99%        11.30%
JUNE 1, 1999 TO MAY 31, 2000                         0        $ 8.84              5.74%     1.65%           1.93%        (1.00)%
JUNE 1, 1998 TO MAY 31, 1999                         0        $ 9.46              5.22%     1.50%           2.13%         2.03%
JUNE 1, 1997 TO MAY 31, 1998                         0        $ 9.77              5.54%     1.50%           2.19%        11.52%

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $ 9.35              5.46%     0.75%           0.75%         6.50%
JUNE 1, 2000 TO MAY 31, 2001                         0        $ 9.32              6.42%     0.75%           0.76%        12.29%
JUNE 1, 1999 TO MAY 31, 2000                         0        $ 8.85              6.65%     0.75%           0.82%        (0.10)%
JUNE 1, 1998 TO MAY 31, 1999                         0        $ 9.47              6.00%     0.75%           0.92%         2.81%
JUNE 1, 1997 TO MAY 31, 1998                         0        $ 9.78              6.32%     0.75%           0.92%        12.35%


INCOME PLUS FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $10.81              6.05%     1.10%           1.47%         6.48%
JUNE 1, 2000 TO MAY 31, 2001                         0        $10.80              6.97%     1.10%           1.44%        10.06%
JULY 1, 1999(3) TO MAY 31, 2000                      0        $10.60              7.56%     1.08%           1.41%        (5.56)%
JULY 13, 1998(4) TO JUNE 30, 1999                    0        $12.04              6.95%     0.66%           1.62%         2.52%

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $10.82              5.29%     1.85%           2.32%         5.78%
JUNE 1, 2000 TO MAY 31, 2001                         0        $10.80              6.26%     1.85%           2.21%         9.14%
JULY 1, 1999(3) TO MAY 31, 2000                      0        $10.61              6.77%     1.86%           2.18%        (6.19)%
JULY 13, 1998(4) TO JUNE 30, 1999                    0        $12.05              6.25%     1.50%           2.14%         1.87%

C SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $10.82              5.31%     1.85%           2.34%         5.78%
JUNE 1, 2000 TO MAY 31, 2001                         0        $10.80              6.26%     1.85%           2.27%         9.14%
JULY 1, 1999(3) TO MAY 31, 2000                      0        $10.61              6.80%     1.83%           2.27%        (6.19)%
JULY 13, 1998(4) TO JUNE 30, 1999                    0        $12.05              6.23%     1.47%           2.49%         1.87%


INTERMEDIATE GOVERNMENT INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $11.19              4.57%     0.96%           1.16%         7.34%
JUNE 1, 2000 TO MAY 31, 2001                         0        $11.02              6.06%     0.96%           1.22%        10.94%
JUNE 1, 1999 TO MAY 31, 2000                         0        $10.56              6.29%     0.94%           1.16%         1.92%
JUNE 1, 1998 TO MAY 31, 1999                         0        $11.04              5.76%     0.68%           0.87%         4.21%
JUNE 1, 1997 TO MAY 31, 1998                         0        $11.22              6.35%     0.68%           0.86%        10.19%

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $11.18              3.81%     1.71%           1.82%         6.55%
JUNE 1, 2000 TO MAY 31, 2001                         0        $11.01              5.30%     1.71%           1.84%        10.12%
JUNE 1, 1999 TO MAY 31, 2000                         0        $10.55              5.55%     1.68%           1.83%         1.06%
JUNE 1, 1998 TO MAY 31, 1999                         0        $11.04              5.01%     1.43%           1.91%         3.53%
JUNE 1, 1997 TO MAY 31, 1998                         0        $11.21              5.60%     1.43%           1.85%         9.38%

C SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $11.17              3.79%     1.71%           1.78%         6.48%
JUNE 1, 2000 TO MAY 31, 2001                         0        $11.01              5.28%     1.71%           1.85%        10.16%
NOVEMBER 8, 1999(4) TO MAY 31, 2000                  0        $10.55              5.54%     1.71%           1.90%         1.07%

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                         0        $11.19              4.85%     0.68%           0.71%         7.63%
JUNE 1, 2000 TO MAY 31, 2001                         0        $11.02              6.34%     0.68%           0.74%        11.25%
JUNE 1, 1999 TO MAY 31, 2000                         0        $10.56              6.43%     0.68%           0.75%         1.94%
JUNE 1, 1998 TO MAY 31, 1999                         0        $11.05              5.77%     0.68%           0.72%         4.30%
JUNE 1, 1997 TO MAY 31, 1998                         0        $11.22              6.35%     0.68%           0.72%        10.19%


                                             PORTFOLIO       NET ASSETS AT
                                              TURNOVER       END OF PERIOD
                                                  RATE     (000'S OMITTED)
--------------------------------------------------------------------------
DIVERSIFIED BOND FUND

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                       93%(7)         $336,184
JUNE 1, 2000 TO MAY 31, 2001                      113%(7)         $269,121
JUNE 1, 1999 TO MAY 31, 2000                       68%(7)         $190,283
JUNE 1, 1998 TO MAY 31, 1999                       77%(7)         $179,133
JUNE 1, 1997 TO MAY 31, 1998                       91%(7)         $134,831


INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                      101%            $ 37,234
JUNE 1, 2000 TO MAY 31, 2001                      109%            $ 23,196
JUNE 1, 1999 TO MAY 31, 2000                      124%            $ 16,895
JUNE 1, 1998 TO MAY 31, 1999                      202%            $ 13,731
JUNE 1, 1997 TO MAY 31, 1998                      167%            $  7,661

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                      101%            $ 16,693
JUNE 1, 2000 TO MAY 31, 2001                      109%            $ 13,368
JUNE 1, 1999 TO MAY 31, 2000                      124%            $  8,611
JUNE 1, 1998 TO MAY 31, 1999                      202%            $  7,726
JUNE 1, 1997 TO MAY 31, 1998                      167%            $  4,855

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                      101%            $474,752
JUNE 1, 2000 TO MAY 31, 2001                      109%            $564,908
JUNE 1, 1999 TO MAY 31, 2000                      124%            $369,719
JUNE 1, 1998 TO MAY 31, 1999                      202%            $348,472
JUNE 1, 1997 TO MAY 31, 1998                      167%            $290,566


INCOME PLUS FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                       63%            $ 20,188
JUNE 1, 2000 TO MAY 31, 2001                       63%            $ 12,468
JULY 1, 1999(3) TO MAY 31, 2000                    95%            $  8,371
JULY 13, 1998(4) TO JUNE 30, 1999                 176%            $ 11,223

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                       63%            $ 46,760
JUNE 1, 2000 TO MAY 31, 2001                       63%            $ 34,203
JULY 1, 1999(3) TO MAY 31, 2000                    95%            $ 28,336
JULY 13, 1998(4) TO JUNE 30, 1999                 176%            $ 36,892

C SHARES
JUNE 1, 2001 TO MAY 31, 2002                       63%            $  7,328
JUNE 1, 2000 TO MAY 31, 2001                       63%            $  3,253
JULY 1, 1999(3) TO MAY 31, 2000                    95%            $  2,550
JULY 13, 1998(4) TO JUNE 30, 1999                 176%            $  3,037


INTERMEDIATE GOVERNMENT INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                      102%            $195,062
JUNE 1, 2000 TO MAY 31, 2001                       57%            $185,638
JUNE 1, 1999 TO MAY 31, 2000                      139%            $193,615
JUNE 1, 1998 TO MAY 31, 1999                      124%            $ 18,594
JUNE 1, 1997 TO MAY 31, 1998                       97%            $ 14,325

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                      102%            $ 67,256
JUNE 1, 2000 TO MAY 31, 2001                       57%            $ 61,482
JUNE 1, 1999 TO MAY 31, 2000                      139%            $ 51,495
JUNE 1, 1998 TO MAY 31, 1999                      124%            $  8,540
JUNE 1, 1997 TO MAY 31, 1998                       97%            $  8,277

C SHARES
JUNE 1, 2001 TO MAY 31, 2002                      102%            $ 18,078
JUNE 1, 2000 TO MAY 31, 2001                       57%            $  8,386
NOVEMBER 8, 1999(4) TO MAY 31, 2000               139%            $  4,348

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                      102%            $442,037
JUNE 1, 2000 TO MAY 31, 2001                       57%            $413,846
JUNE 1, 1999 TO MAY 31, 2000                      139%            $385,299
JUNE 1, 1998 TO MAY 31, 1999                      124%            $420,305
JUNE 1, 1997 TO MAY 31, 1998                       97%            $400,346

                                                                             NET REALIZED
                                                BEGINNING                             AND    DIVIDENDS
                                                NET ASSET          NET         UNREALIZED     FROM NET
                                                VALUE PER   INVESTMENT     GAIN (LOSS) ON   INVESTMENT
                                                    SHARE       INCOME        INVESTMENTS       INCOME
------------------------------------------------------------------------------------------------------
LIMITED TERM GOVERNMENT INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                       $ 9.83         0.45               0.20        (0.45)
JUNE 1, 2000 TO MAY 31, 2001                       $ 9.44         0.57               0.39        (0.57)
JULY 1, 1999(3) TO MAY 31, 2000                    $ 9.74         0.50              (0.30)       (0.50)
JULY 1, 1998 TO JUNE 30, 1999                      $ 9.97         0.57              (0.23)       (0.57)
APRIL 1, 1998(6) TO JUNE 30, 1998                  $ 9.95         0.13               0.02        (0.13)
APRIL 1, 1997 TO MARCH 31, 1998                    $ 9.64         0.51               0.31        (0.51)

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                       $ 9.83         0.38               0.20        (0.38)
JUNE 1, 2000 TO MAY 31, 2001                       $ 9.44         0.50               0.39        (0.50)
JULY 1, 1999(3) TO MAY 31, 2000                    $ 9.74         0.43              (0.30)       (0.43)
JULY 1, 1998 TO JUNE 30, 1999                      $ 9.97         0.50              (0.23)       (0.50)
JUNE 15, 1998(4) TO JUNE 30, 1998                  $10.03         0.02              (0.06)       (0.02)

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                       $ 9.64         0.47               0.20        (0.47)
JUNE 1, 2000 TO MAY 31, 2001                       $ 9.26         0.59               0.38        (0.59)
JULY 1, 1999(3) TO MAY 31, 2000                    $ 9.55         0.51              (0.29)       (0.51)
JULY 1, 1998 TO JUNE 30, 1999                      $ 9.78         0.56              (0.23)       (0.56)
APRIL 1, 1998(6) TO JUNE 30, 1998                  $ 9.76         0.13               0.02        (0.13)
APRIL 1, 1997 TO MARCH 31, 1998                    $ 9.45         0.51               0.31        (0.51)


STABLE INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                       $10.36         0.34               0.02        (0.34)
JUNE 1, 2000 TO MAY 31, 2001                       $10.15         0.57               0.22        (0.58)
JUNE 1, 1999 TO MAY 31, 2000                       $10.26         0.54              (0.11)       (0.54)
JUNE 1, 1998 TO MAY 31, 1999                       $10.31         0.54              (0.06)       (0.53)
JUNE 1, 1997 TO MAY 31, 1998                       $10.24         0.58               0.06        (0.57)

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                       $10.35         0.28               0.01        (0.27)
JUNE 1, 2000 TO MAY 31, 2001                       $10.14         0.49               0.23        (0.51)
JUNE 1, 1999 TO MAY 31, 2000                       $10.26         0.46              (0.12)       (0.46)
JUNE 1, 1998 TO MAY 31, 1999                       $10.30         0.44              (0.04)       (0.44)
JUNE 1, 1997 TO MAY 31, 1998                       $10.24         0.51               0.04        (0.49)

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                       $10.36         0.37               0.03        (0.37)
JUNE 1, 2000 TO MAY 31, 2001                       $10.15         0.60               0.21        (0.60)
JUNE 1, 1999 TO MAY 31, 2000                       $10.27         0.55              (0.12)       (0.55)
JUNE 1, 1998 TO MAY 31, 1999                       $10.30         0.52              (0.02)       (0.53)
JUNE 1, 1997 TO MAY 31, 1998                       $10.24         0.58               0.05        (0.57)


TACTICAL MATURITY BOND FUND

INSTITUTIONAL SHARES
NOVEMBER 28, 2001(4) TO MAY 31, 2002               $10.00         0.14              (0.23)       (0.14)

                                            DISTRIBUTIONS         ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                 FROM NET     NET ASSETS     --------------------------------------------------
                                                 REALIZED      VALUE PER     NET INVESTMENT              NET              GROSS
                                                    GAINS          SHARE             INCOME         EXPENSES        EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------------------
LIMITED TERM GOVERNMENT INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                            0         $10.03               4.50%            0.96%              1.15%
JUNE 1, 2000 TO MAY 31, 2001                            0         $ 9.83               5.84%            0.96%              1.19%
JULY 1, 1999(3) TO MAY 31, 2000                         0         $ 9.44               5.62%            0.96%              1.21%
JULY 1, 1998 TO JUNE 30, 1999                           0         $ 9.74               5.66%            0.96%              1.21%
APRIL 1, 1998(6) TO JUNE 30, 1998                       0         $ 9.97               5.36%            0.96%              1.24%
APRIL 1, 1997 TO MARCH 31, 1998                         0         $ 9.95               5.19%            0.78%              1.30%

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                            0         $10.03               3.75%            1.71%              1.89%
JUNE 1, 2000 TO MAY 31, 2001                            0         $ 9.83               5.08%            1.71%              1.91%
JULY 1, 1999(3) TO MAY 31, 2000                         0         $ 9.44               4.89%            1.69%              1.96%
JULY 1, 1998 TO JUNE 30, 1999                           0         $ 9.74               4.95%            1.66%              1.99%
JUNE 15, 1998(4) TO JUNE 30, 1998                       0         $ 9.97               5.08%            1.66%              1.97%

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                            0         $ 9.84               4.82%            0.68%              0.78%
JUNE 1, 2000 TO MAY 31, 2001                            0         $ 9.64               6.13%            0.68%              0.80%
JULY 1, 1999(3) TO MAY 31, 2000                         0         $ 9.26               5.87%            0.72%              0.90%
JULY 1, 1998 TO JUNE 30, 1999                           0         $ 9.55               5.72%            0.91%              1.08%
APRIL 1, 1998(6) TO JUNE 30, 1998                       0         $ 9.78               5.44%            0.91%              1.08%
APRIL 1, 1997 TO MARCH 31, 1998                         0         $ 9.76               5.28%            0.69%              1.07%


STABLE INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                            0         $10.38               3.02%            0.90%(5)           1.04%(5)
JUNE 1, 2000 TO MAY 31, 2001                            0         $10.36               5.44%            0.90%(5)           1.09%(5)
JUNE 1, 1999 TO MAY 31, 2000                            0         $10.15               5.29%            0.79%(5)           0.96%(5)
JUNE 1, 1998 TO MAY 31, 1999                            0         $10.26               5.11%            0.65%(5)           0.95%(5)
JUNE 1, 1997 TO MAY 31, 1998                            0         $10.31               5.74%            0.65%(5)           0.91%(5)

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                            0         $10.37               2.41%            1.65%(5)           1.87%(5)
JUNE 1, 2000 TO MAY 31, 2001                            0         $10.35               4.65%            1.65%(5)           2.00%(5)
JUNE 1, 1999 TO MAY 31, 2000                            0         $10.14               4.54%            1.54%(5)           1.95%(5)
JUNE 1, 1998 TO MAY 31, 1999                            0         $10.26               4.34%            1.40%(5)           2.15%(5)
JUNE 1, 1997 TO MAY 31, 1998                            0         $10.30               4.94%            1.40%(5)           2.31%(5)

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                            0         $10.39               3.50%            0.65%(5)           0.80%(5)
JUNE 1, 2000 TO MAY 31, 2001                            0         $10.36               5.78%            0.65%(5)           0.78%(5)
JUNE 1, 1999 TO MAY 31, 2000                            0         $10.15               5.44%            0.65%(5)           0.77%(5)
JUNE 1, 1998 TO MAY 31, 1999                            0         $10.27               5.10%            0.65%(5)           0.76%(5)
JUNE 1, 1997 TO MAY 31, 1998                            0         $10.30               5.69%            0.65%(5)           0.76%(5)


TACTICAL MATURITY BOND FUND

INSTITUTIONAL SHARES
NOVEMBER 28, 2001(4) TO MAY 31, 2002                    0         $ 9.77               2.85%            0.60%(5)           1.88%(5)


                                                            PORTFOLIO          NET ASSETS AT
                                                  TOTAL      TURNOVER          END OF PERIOD
                                              RETURN(2)          RATE        (000'S OMITTED)
--------------------------------------------------------------------------------------------
LIMITED TERM GOVERNMENT INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                       6.74%         127%               $ 69,188
JUNE 1, 2000 TO MAY 31, 2001                      10.38%         126%               $ 33,192
JULY 1, 1999(3) TO MAY 31, 2000                    2.08%          80%               $ 29,928
JULY 1, 1998 TO JUNE 30, 1999                      3.37%         116%               $ 42,956
APRIL 1, 1998(6) TO JUNE 30, 1998                  1.54%          12%               $ 38,149
APRIL 1, 1997 TO MARCH 31, 1998                    8.69%          48%               $ 29,694

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                       5.94%         127%               $ 18,007
JUNE 1, 2000 TO MAY 31, 2001                       9.56%         126%               $ 10,666
JULY 1, 1999(3) TO MAY 31, 2000                    1.39%          80%               $  8,864
JULY 1, 1998 TO JUNE 30, 1999                      2.65%         116%               $  9,643
JUNE 15, 1998(4) TO JUNE 30, 1998                 (0.38)%         12%               $  7,514

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                       7.08%         127%               $132,786
JUNE 1, 2000 TO MAY 31, 2001                      10.66%         126%               $116,309
JULY 1, 1999(3) TO MAY 31, 2000                    2.34%          80%               $127,344
JULY 1, 1998 TO JUNE 30, 1999                      3.38%         116%               $ 79,789
APRIL 1, 1998(6) TO JUNE 30, 1998                  1.56%          12%               $ 90,146
APRIL 1, 1997 TO MARCH 31, 1998                    8.85%          48%               $ 51,973


STABLE INCOME FUND

A SHARES
JUNE 1, 2001 TO MAY 31, 2002                       3.53%          81%(7)            $ 79,555
JUNE 1, 2000 TO MAY 31, 2001                       7.98%          37%(7)            $ 19,054
JUNE 1, 1999 TO MAY 31, 2000                       4.28%          40%(7)            $  8,912
JUNE 1, 1998 TO MAY 31, 1999                       4.74%          29%(7)            $  8,559
JUNE 1, 1997 TO MAY 31, 1998                       6.38%          37%(7)            $  8,561

B SHARES
JUNE 1, 2001 TO MAY 31, 2002                       2.79%          81%(7)            $ 20,318
JUNE 1, 2000 TO MAY 31, 2001                       7.22%          37%(7)            $  7,598
JUNE 1, 1999 TO MAY 31, 2000                       3.40%          40%(7)            $  2,449
JUNE 1, 1998 TO MAY 31, 1999                       4.07%          29%(7)            $  2,387
JUNE 1, 1997 TO MAY 31, 1998                       5.50%          37%(7)            $  1,817

INSTITUTIONAL SHARES
JUNE 1, 2001 TO MAY 31, 2002                       3.87%          81%(7)            $304,256
JUNE 1, 2000 TO MAY 31, 2001                       8.25%          37%(7)            $200,917
JUNE 1, 1999 TO MAY 31, 2000                       4.32%          40%(7)            $191,358
JUNE 1, 1998 TO MAY 31, 1999                       4.95%          29%(7)            $179,201
JUNE 1, 1997 TO MAY 31, 1998                       6.28%          37%(7)            $144,215


TACTICAL MATURITY BOND FUND

INSTITUTIONAL SHARES
NOVEMBER 28, 2001(4) TO MAY 31, 2002              (0.87)%        145%(7)            $  6,890

NOTES TO FINANCIAL HIGHLIGHTS


(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) The Fund changed its fiscal year-end from June 30 to May 31.

(4) Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6) The Fund changed its fiscal year-end from March 31 to June 30.

(7) Portfolio turnover rate represents the activity from the Fund's investment in a core portfolio.












THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Diversified Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income, Stable Income, and Tactical Maturity Bond Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.

      The Income Plus and Intermediate Government Income Funds offer Class A, Class B, and Class C shares. In addition, the Intermediate Government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income, and Stable Income Funds offer Class A, Class B, and Institutional Class shares. The Diversified Bond and Tactical Maturity Bond Funds only offer Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

      The Diversified Bond, Stable Income and Tactical Maturity Bond Funds are Funds which each seek to achieve their investment objectives by investing all of their respective investable assets in one or more separate diversified portfolios (each a "Core Portfolio", collectively, the "Core Portfolios") of Wells Fargo Core Trust ("Core Trust") a registered, open-end management investment company. Each Core Portfolio directly acquires portfolio securities, and a Fund investing in a Core Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Core Portfolios as partnership investments and record daily their share of the Core Portfolio's income, expenses and realized and unrealized gain and loss. The financial statements of the Core Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

      On October 24, 2000, the Board of Trustees of the Trust and the Board of Trustees of the First Security Achievement Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the First Security Achievement Intermediate Term Bond Fund into the Income Fund of the Trust and the First Security Achievement Short Term Bond Fund into the Stable Income Fund of the Trust. Effective at the close of business on February 23, 2001, the Wells Fargo Income Fund acquired all of the net assets of the First Security Achievement Intermediate Term Bond Fund and the Wells Fargo Stable Income Fund acquired all of the net assets of the First Security Achievement Short Term Bond Fund. In the consolidation, the Wells Fargo Income Fund acquired all of the net assets of the First Security Achievement Intermediate Term Bond Fund. The First Security Achievement Intermediate Term Bond Fund Class A exchanged 91,146 shares (valued at $950,770) for 100,942 Class A shares of the Wells Fargo Income Fund. The First Security Achievement Intermediate Term Bond Fund Class I exchanged 13,110,330 shares (valued at $136,477,510) for 14,503,776 Class I shares of the Wells Fargo Income Fund. The net assets of the First Security Achievement Intermediate Term Bond Fund included unrealized appreciation of $1,812,228. In the consolidation, the Wells Fargo Stable Income Fund acquired all of the net assets of the First Security Achievement Short Term Bond Fund. The First Security Achievement Short Term Bond Fund Class A exchanged 14,225 shares (valued at $141,826) for 13,731 Class A shares of the Wells Fargo Stable Income Fund. The First Security Achievement Short Term Bond Fund Class I exchanged 2,441,952 shares (valued at $24,416,981) for 2,363,351 Class I shares of the Wells Fargo Stable Income Fund. The net assets of the First Security Achievement Short Term Bond Fund included unrealized appreciation of $142,100.

      On December 18, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Brenton Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Brenton Intermediate US Government Securities Fund into the Intermediate Government Income Fund of the Trust. Effective at the close of business on April 27, 2001, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Brenton Intermediate US Government Securities Fund. In the consolidation, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Brenton Intermediate US Government Securities Fund. The Brenton Intermediate US Government Securities Fund exchanged its 2,015,047 shares (valued at $20,612,077) for 1,864,020 shares of the Wells Fargo

    Intermediate Government Income Fund. The net assets of the Brenton Intermediate US Government Securities Fund included unrealized appreciation of $652,464.

      On May 8, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the reorganization of the Wells Fargo Variable Rate Government Fund into the Wells Fargo Limited Term Government Income Fund of the Trust. Effective at the close of business on November 16, 2001, the Wells Fargo Limited Term Government Income Fund acquired all of the net assets of the Wells Fargo Variable Rate Government Fund. The Wells Fargo Variable Rate Government Fund exchanged its 4,740,035 shares (valued at $43,508,333) for 4,334,441 shares of the Wells Fargo Limited Term Government Income Fund. The net assets of the Wells Fargo Variable Rate Government Fund included unrealized appreciation of $372,874.

      On November 6, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the reorganization of the Wells Fargo Corporate Bond Fund into the Wells Fargo Income Plus Fund of the Trust. Effective at the close of business on May 17, 2002, the Wells Fargo Income Plus Fund acquired all of the net assets of the Wells Fargo Corporate Bond Fund. The Wells Fargo Corporate Bond Fund Class A exchanged its 618,695 shares (valued at $5,645,884) for 526,101 Class A shares of the Wells Fargo Income Plus Fund. The Wells Fargo Corporate Bond Fund Class B exchanged its 1,237,884 shares (valued at $11,299,183) for 1,052,359 Class B shares of the Wells Fargo Income Plus Fund. The Wells Fargo Corporate Bond Fund Class C exchanged its 274,680 shares (valued at $2,506,976) for 233,533 Class C shares of the Wells Fargo Income Plus Fund. The net assets of the Wells Fargo Corporate Bond Fund included unrealized appreciation of $233,104.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, valuations are determined daily by a pricing service approved by the Fund's Board of Trustees. The service uses prices that reflect fair value as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. The service generally prices these securities based on methods which may include considerations of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities which cannot be valued by any of these methods are valued in good faith at fair value as determined by policies set by the Board of Trustees.

      Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
      Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FOREIGN CURRENCY CONTRACTS
      The Income Plus Fund has entered into foreign currency contracts to hedge exposure to fluctuations in foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt at a specified price. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Fund entering into offsetting commitments. Risks of entering into forward contracts include certain market risks and the potential inability of the counterparty to meet the terms of the contract. As of May 31, 2002, the terms of each Fund's outstanding forward contracts were as follows:

                              CURRENCY                                                          CURRENCY       NET UNREALIZED
                               AMOUNT                                        SETTLE              AMOUNT         APPRECIATION/
      FUND                 TO BE DELIVERED                 TYPE               DATE           TO BE RECEIVED    (DEPRECIATION)
    --------------------------------------------------------------------------------------------------------------------------
      INCOME PLUS                68,000            AUSTRALIAN DOLLAR        07/15/02            $ 37,026         $ (1,339)
                                626,000              CANADIAN DOLLAR        08/30/02             407,247           (1,593)
                                454,000                  EURO DOLLAR        06/06/02             395,933          (28,175)
                                 93,000                  EURO DOLLAR        06/28/02              80,812           (5,981)
                                 83,000                  EURO DOLLAR        07/11/02              72,772           (4,643)
                                315,000                  EURO DOLLAR        07/30/02             283,383          (10,165)
                                407,000                  EURO DOLLAR        08/01/02             374,777           (4,468)
                                552,000                  EURO DOLLAR        08/14/02             500,829          (13,231)
                                115,000                  EURO DOLLAR        08/14/02             104,339           (2,756)
                                421,000                  EURO DOLLAR        08/22/02             378,394          (13,535)
                                 95,000               BRITISH POUNDS        06/07/02             134,634           (4,379)
                             76,000,000                 JAPANESE YEN        08/20/02             593,685          (21,078)

SECURITY LOANS
      The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund.

      As of May 31, 2002, the value of securities on loan and the value of the related collateral was as follows:

       FUND                                                                                 SECURITIES       COLLATERAL
    ----------------------------------------------------------------------------------------------------------------------
       INCOME FUND                                                                         $177,816,572     $179,538,055
       INCOME PLUS FUND                                                                      13,212,628       13,413,516
       INTERMEDIATE GOVERNMENT INCOME FUND                                                  162,043,106      164,661,347
       LIMITED TERM GOVERNMENT INCOME FUND                                                   73,891,952       74,716,650

DISTRIBUTIONS TO SHAREHOLDERS
      Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly, with the exception of the Diversified Bond Fund, Income Plus, Intermediate Government Income, Stable Income and Tactical Maturity Bond Funds, for which dividends from net investment income are declared and distributed monthly. Prior to November 25, 2000, the Diversified Bond Fund declared and distributed annually dividends from net investment income. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

RECLASSIFICATION OF CAPITAL ACCOUNTS
      On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows (Increase (Decrease)):

                                                        UNDISTRIBUTED NET       UNDISTRIBUTED NET           PAID-IN
                                                        INVESTMENT INCOME      REALIZED GAIN/LOSS           CAPITAL
    ---------------------------------------------------------------------------------------------------------------------
       DIVERSIFIED BOND FUND                                   (5,043)                (32,517)                 37,560
       INCOME FUND                                          1,474,982              (1,474,280)                   (702)
       INCOME PLUS FUND                                          (250)             (1,859,508)              1,859,758
       INTERMEDIATE GOVERNMENT INCOME FUND                  2,094,460              11,464,652             (13,559,112)
       LIMITED TERM GOVERNMENT INCOME FUND                          0               1,051,922              (1,051,922)
       STABLE INCOME FUND                                           0               4,849,561              (4,849,561)
       TACTICAL MATURITY BOND FUND                                  0                       0                       0

FEDERAL INCOME TAXES
      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2002.

      The following Funds had estimated net capital loss carryforwards at May 31, 2002, which are available to offset future net realized capital gains:

                                                                                                            CAPITAL LOSS
       FUND                                                                               YEAR EXPIRES      CARRYFORWARDS
    ----------------------------------------------------------------------------------------------------------------------
       INCOME FUND                                                                            2004             7,757,866
                                                                                              2006               343,663
                                                                                              2006               109,461
                                                                                              2007            10,845,768
                                                                                              2007             1,007,919
                                                                                              2008                 3,879
                                                                                              2008            11,139,881
                                                                                              2008             1,224,117
                                                                                              2009             1,017,826
       INCOME PLUS FUND                                                                       2006               234,156
                                                                                              2007                31,798
                                                                                              2007               881,276
                                                                                              2008             1,142,744
                                                                                              2008               546,883
                                                                                              2009             3,631,688
                                                                                              2009               163,187
                                                                                              2010             1,290,485
       INTERMEDIATE GOVERNMENT INCOME FUND                                                    2003             7,955,237
                                                                                              2004            12,665,649
                                                                                              2005             1,603,624

                                                                                                            CAPITAL LOSS
       FUND                                                                               YEAR EXPIRES      CARRYFORWARDS
    ----------------------------------------------------------------------------------------------------------------------
                                                                                              2006                44,683
                                                                                              2007             8,447,151
                                                                                              2007               351,674
                                                                                              2008            17,842,339
                                                                                              2008                   149
       LIMITED TERM GOVERNMENT INCOME FUND                                                    2003             2,482,931
                                                                                              2003             7,074,103
                                                                                              2004               753,400
                                                                                              2006             1,835,884
                                                                                              2007               676,044
                                                                                              2007             2,040,910
                                                                                              2008                87,972
                                                                                              2008             1,334,044
                                                                                              2009               471,758
       STABLE INCOME FUND                                                                     2003             2,790,993
                                                                                              2003                 8,234
                                                                                              2004               208,200
                                                                                              2004               226,204
                                                                                              2005                16,722
                                                                                              2005                95,977
                                                                                              2006                95,212
                                                                                              2007               106,433
                                                                                              2008               134,663
                                                                                              2008                50,735
                                                                                              2009                88,159

      The capital loss carryforwards of the Funds listed above may include capital losses acquired from a merger as discussed in note 1. The yearly utilization of any acquired capital loss is limited by the Internal Revenue Code.

      For tax purposes, the following Funds have a current year deferred Post-October capital loss. These losses will be realized for tax purposes on the first day of the succeeding year.

       DIVERSIFIED BOND FUND                                                               $3,134,651
       INCOME FUND                                                                         $6,926,128
       INCOME PLUS FUND                                                                    $1,146,567
       STABLE INCOME FUND                                                                  $1,509,306
       TACTICAL MATURITY BOND FUND                                                         $  318,023

3. ADVISORY FEES

      The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

      Pursuant to the contract on behalf of the Funds, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

       FUND                                                                                % OF AVERAGE DAILY NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------
       INCOME FUND                                                                                     0.50
       INCOME PLUS FUND                                                                                0.60
       INTERMEDIATE GOVERNMENT INCOME FUND                                                             0.50
       LIMITED TERM GOVERNMENT INCOME FUND                                                             0.50

      The Diversified Bond Fund is invested in various Core Portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of the Diversified Bond Fund's average daily net assets for providing advisory services, including the determination of the asset allocation of the Fund's investments in the various Core Portfolios. Funds Management also acts as adviser to the Stable Income Fund and the Tactical Maturity Bond Fund, but does not receive an advisory fee as long as the Stable Income Fund and the Tactical Maturity Bond Fund invest all (or substantially all) of their assets in a single Core Portfolio of Core Trust. Each of these Funds may withdraw its investment from its corresponding Core Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and any corresponding sub-adviser) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and any corresponding sub-adviser) does not receive any compensation. See note 3 to the Notes to Financial Statements of the Core Portfolios elsewhere in this report for a description of these advisory agreements.

      Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-adviser to the Income, Income Plus, Intermediate Government Income and Limited Term Government Income Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services for each Fund except the Income Plus Fund, a fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. For the Income Plus Fund, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a fee at the annual rate of 0.20% of the Funds average daily net assets up to $400 million, 0.175% for the next $400 million and 0.15% of the Funds average daily net assets in excess of $800 million.

4. DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the year ended May 31, 2002 are disclosed on the Statement of Operations.

5. ADMINISTRATION FEES

      The Trust has entered into administration agreements on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES

      The Trust has entered into a transfer agency contract on behalf of the Funds with Boston Financial Data Services, Inc. ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. BFDS is also entitled to receive a complex based fee from all the Funds of the Trust, Core Trust and Wells Fargo Variable Trust. WFB provides sub-transfer agency services to the Funds. The Transfer agency fees paid by the Funds for the period ended March 31, 2002 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES

      The Trust has also entered into contracts on behalf of the Funds with numerous shareholder serving agents, whereby the Funds are charged an annual rate of 0.25% of average daily net assets for Class A, Class B, and Class C for these services. No fee is charged for Institutional Class shares.

      The shareholder servicing fees paid on behalf of the Funds for the year ended May 31, 2002 were as follows:

       FUND                                            CLASS A          CLASS B          CLASS C          INSTITUTIONAL CLASS
     ------------------------------------------------------------------------------------------------------------------------
       DIVERSIFIED BOND FUND                               N/A              N/A              N/A                   $0
       INCOME FUND                                    $ 72,084         $ 38,725              N/A                    0
       INCOME PLUS FUND                                 34,636           88,464          $ 9,854                  N/A
       INTERMEDIATE GOVERNMENT INCOME FUND             472,816          163,635           33,130                  N/A
       LIMITED TERM GOVERNMENT INCOME FUND             125,786           34,011              N/A                    0
       STABLE INCOME FUND                              144,964           35,814                0                  N/A
       TACTICAL MATURITY BOND FUND                         N/A              N/A              N/A                    0

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

      Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to each Fund. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out of pocket expenses reasonably incurred in providing these services.

      The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), an affiliated party, whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. In addition, Wells Fargo Bank, MN does not receive a custodial fee for any Fund that invests its assets in one or more Core Portfolios.

9. WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended May 31, 2002, were waived by Funds Management.

10. INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended May 31, 2002, were as follows:

                          AGGREGATE PURCHASES AND SALES

       FUND                                                                              PURCHASES AT COST   SALES PROCEEDS
    -------------------------------------------------------------------------------------------------------------------------
       DIVERSIFIED BOND FUND                                                                         N/A                N/A
       INCOME FUND                                                                          $572,544,461       $652,974,916
       INCOME PLUS FUND                                                                       38,229,365         31,855,891
       INTERMEDIATE GOVERNMENT INCOME FUND                                                   727,005,346        698,770,652
       LIMITED TERM GOVERNMENT INCOME FUND                                                   255,667,276        241,844,002
       STABLE INCOME FUND                                                                            N/A                N/A
       TACTICAL MATURITY BOND FUND                                                                   N/A                N/A

11. DISTRIBUTION TO SHAREHOLDERS

      On June 24, 2002, the Funds listed below declared dividends per share as shown in the following chart. The dividend was paid on June 25, 2002, to shareholders of record on June 21, 2002.

                                                                                INTERMEDIATE     STABLE
                                                 DIVERSIFIED     INCOME PLUS     GOVERNMENT      INCOME      TACTICAL MATURITY
                                                  BOND FUND          FUND        INCOME FUND      FUND           BOND FUND
    ---------------------------------------------------------------------------------------------------------------------------
       CLASS A                                          N/A        $.053160       $.048780      $.023350                N/A
       CLASS B                                          N/A         .046520        .042440       .016910                N/A
       CLASS C                                          N/A         .046520        .043160           N/A                N/A
       INSTITUTIONAL                               $.091770             N/A        .050120       .023350           $.014400

      On June 30, 2002, the Income Fund and Limited Term Government Income Fund paid dividends as follows:

                                                                                                            LIMITED TERM
                                                                                                              GOVERNMENT
                                                                                            INCOME FUND      INCOME FUND
    -----------------------------------------------------------------------------------------------------------------------
       CLASS A                                                                              0.044818924      0.035715932
       CLASS B                                                                              0.038947656      0.029413250
       CLASS C                                                                                      N/A              N/A
       INSTITUTIONAL                                                                        0.046699536      0.037334143

      The tax character of distributions paid during the years ended 5/31/2002 and 5/31/2001 was as follows:

                                                                                 LONG-TERM
                                                   ORDINARY INCOME             CAPITAL GAIN                 TOTAL
    FUND NAME                                     2002        2001            2002       2001         2002         2001
    -------------------------------------------------------------------------------------------------------------------------
    DIVERSIFIED BOND FUND                      16,768,245  20,000,593        393,843          0    17,162,088   20,000,593
    INCOME FUND                                34,493,642  32,398,932              0          0    34,493,642   32,398,932
    INCOME PLUS FUND                            2,992,795   3,087,872              0          0     2,992,795    3,087,872
    INTERMEDIATE GOVERNMENT
    INCOME FUND                                39,657,028  39,981,569              0          0    39,657,028   39,981,569
    LIMITED TERM GOVERNMENT
    INCOME FUND                                 9,008,977   9,330,080              0          0     9,008,977    9,330,080
    STABLE INCOME FUND                         10,503,929  11,542,847              0          0    10,503,929   11,542,847
    TACTICAL MATURITY BOND FUND                   139,394           0              0          0       139,394            0

      As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                          UNDISTRIBUTED      UNREALIZED
                                                       UNDISTRIBUTED        LONG-TERM       APPRECIATION
    FUND NAME                                         ORDINARY INCOME     CAPITAL GAIN     (DEPRECIATION)       TOTAL
    -------------------------------------------------------------------------------------------------------------------------
    DIVERSIFIED BOND FUND                               $  565,281            $393,778         $3,829,552    $ 4,788,611
    INCOME FUND                                          2,223,641                   0          8,518,267     10,741,908
    INCOME PLUS FUND                                        60,933                   0          1,068,983      1,129,916
    INTERMEDIATE GOVERNMENT INCOME FUND                    668,158                   0          9,993,268     10,661,426
    LIMITED TERM GOVERNMENT INCOME FUND                    495,612                   0          3,993,570      4,489,182
    STABLE INCOME FUND                                     196,604                   0          2,195,492      2,392,096
    TACTICAL MATURITY BOND FUND                              2,335                   0              7,777         10,112

      The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, cost basis adjustments related to premium amortization (only for funds that have elected not to amortize premium for tax purposes), and return of capital distributions from holdings in real estate investment trusts.

INDEPENDENT AUDITORS' REPORT                                        INCOME FUNDS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST

      We have audited the accompanying statements of assets and liabilities of Diversified Bond Fund, Income Fund, Income Plus Fund, Intermediate Government Income Fund, Limited Term Government Income Fund, Stable Income Fund, and Tactical Maturity Bond Fund, seven funds of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of May 31, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented on pages 50 through 53. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of May 31, 2002, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.


    /s/ KPMG LLP

    San Francisco, California
    July 5, 2002

      For the year ended May 31, 2002, the Wells Fargo Diversified Bond Fund designates $393,843 as a long-term capital gain distribution, pursuant to
    Section 852(b)(3) of the Internal Revenue Code.

PORTFOLIO OF INVESTMENTS - MAY 31, 2002                          CORE PORTFOLIOS
MANAGED FIXED INCOME PORTFOLIO

                                                                                              INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE        DATE           VALUE
ASSET BACKED SECURITIES - 7.23%
   $3,000,000  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                 6.72%      6/10/23     $  3,125,514
    2,725,000  CHASE CREDIT CARD MASTER TRUST SERIES 2001-3 CLASS C+/-                          2.69       9/15/06        2,723,894
    4,000,000  CHEVY CHASE MASTER CREDIT CARD TRUST SERIES 1998-A CLASS B+/-                    2.24      10/16/06        4,006,660
    2,700,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-C3 CLASS C3                      6.65       5/15/08        2,835,224
    1,800,000  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                      6.63       9/15/16        1,857,253
    1,900,160  EQCC HOME EQUITY LOAN TRUST SERIES 1996-2 CLASS A4                               7.50       6/15/21        1,961,121
    3,797,037  EQCC HOME EQUITY LOAN TRUST SERIES 1997-2 CLASS A9                               6.81       8/15/28        3,957,340
      735,085  GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997- HE2 CLASS A7              7.12       6/25/27          768,402
    4,109,750  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                          6.86       7/15/29        4,306,290
    1,860,418  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-1 CLASS A1+/-                          1.97       3/15/07        1,857,378
    3,102,843  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-2 CLASS A1+/-                          2.02      11/15/07        3,099,864
    5,518,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3+                           6.70       9/25/07        5,846,807
    5,000,000  SAXON ASSET SECURITIES TRUST 1999-2 CLASS AF6                                    6.42       3/25/14        5,195,925
    1,688,453  VAN KAMPEN CLO I LIMITED+ +/-                                                    2.31       10/8/07        1,632,065
    2,000,000  WORLD OMNI AUTO LEASE SECURITIZATION SERIES 2001-AA CLASS B+ +/-                 2.11       7/20/07        2,001,448

Total Asset Backed Securities (Cost $43,883,036)                                                                         45,175,185
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.52%
      597,099  AMERICAN HOUSING TRUST SERIES VI CLASS I-I                                       9.15       5/25/20          591,582
    1,500,000  ASSET SECURITIZATION CORPORATION SERIES 1997-D4 CLASS A1C                        7.42       4/14/29        1,608,117
    1,782,383  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2001-C CLASS B1+/-                    6.23       7/25/31        1,812,739
    1,983,812  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2001-E CLASS B1+/-                    6.25       9/25/31        2,017,909
    3,000,000  COUNTRYWIDE FUNDING CORPORATION SERIES 1994-2 CLASS A11                          6.50       2/25/09        3,070,950
    3,905,812  COUNTRYWIDE MORTGAGE BACKED SECURITIES INCORPORATED SERIES 1993-E CLASS A6       6.50       1/25/24        3,992,013
    1,553,361  HOUSING SECURITIES INCORPORATED SERIES 1995-B CLASS A1A+/-                       5.69      11/25/28        1,593,679
      486,131  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                    9.95        8/1/17          528,451
    4,750,000  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-CI CLASS A3            7.12       6/18/29        5,088,471
    1,480,962  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                           7.56      11/10/30        1,563,109
    3,672,016  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1993-57 CLASS A9                      6.50      12/25/23        3,754,673
      558,923  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 1997-KS3 CLASS MII1+/-           2.68       8/25/27          559,012
    5,058,344  VENDEE MORTGAGE TRUST SERIES 1992-2 CLASS G                                      7.25       2/15/19        5,341,104
    3,000,000  WASHINGTON MUTUAL SERIES 2002-AR4 CLASS A8                                       5.60       4/25/32        2,961,408

Total Collateralized Mortgage Obligations (Cost $33,202,055)                                                             34,483,217
                                                                                                                       ------------

CORPORATE BONDS & NOTES - 35.90%

AGRICULTURAL PRODUCTION-CROPS - 0.20%
    1,225,000  DOLE FOOD COMPANY INCORPORATED+                                                  7.25        5/1/09        1,239,930
                                                                                                                       ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.34%
    2,100,000  TOMMY HILFIGER USA INCORPORATED                                                  6.50        6/1/03        2,100,000
                                                                                                                       ------------
BUSINESS SERVICES - 1.60%
    2,300,000  FIRST DATA CORPORATION SERIES D                                                  5.80      12/15/08        2,335,018
    3,635,000  ORACLE CORPORATION                                                               6.72       2/15/04        3,806,467
    1,720,000  THOMSON CORPORATION                                                              6.20        1/5/12        1,698,786
    2,250,000  TIME WARNER COMPANIES INCORPORATED                                               7.57        2/1/24        2,156,895

                                                                                                                          9,997,166
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE        DATE           VALUE
CHEMICALS & ALLIED PRODUCTS - 1.37%
   $2,400,000  ATHENA NEURO FINANCE LLC                                                         7.25%      2/21/08     $  2,107,423
    1,450,000  DIAL CORPORATION                                                                 7.00       8/15/06        1,496,207
    2,450,000  RPM INCORPORATED                                                                 7.00       6/15/05        2,473,427
    1,625,000  WATSON PHARMACEUTICALS INCORPORATED                                              7.13       5/15/08        1,577,713
      850,000  WYETH                                                                            6.70       3/15/11          891,146

                                                                                                                          8,545,916
                                                                                                                       ------------
COMMUNICATIONS - 1.52%
    2,000,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                        7.88       6/15/05        2,102,866
    2,000,000  COX ENTERPRISES INCORPORATED+                                                    8.00       2/15/07        2,079,286
    2,500,000  SPRINT CAPITAL CORPORATION                                                       5.70      11/15/03        2,402,050
    3,495,000  US WEST CAPITAL FUNDING INCORPORATED                                             6.25       7/15/05        2,923,697

                                                                                                                          9,507,899
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 7.78%
    3,300,000  ASSOCIATED BANCORP                                                               6.75       8/15/11        3,338,498
    1,750,000  BANC ONE CORPORATION                                                             7.63        8/1/05        1,913,520
    3,000,000  BANK ONE CAPITAL IV+/-                                                           3.41        9/1/30        2,999,994
    5,000,000  BANKAMERICA CAPITAL III+/-                                                       2.55       1/15/27        4,380,165
    2,250,000  BB&T CORPORATION                                                                 6.50        8/1/11        2,323,661
    5,000,000  CHASE CAPITAL VI+/-                                                              2.54        8/1/28        4,469,415
    3,000,000  CITY NATIONAL BANK SERIES AI+                                                    6.75        9/1/11        2,933,652
    1,750,000  COLONIAL BANK                                                                    9.38        6/1/11        1,886,915
    2,175,000  CORESTATES CAPITAL CORPORATION                                                   5.88      10/15/03        2,247,497
      750,000  CORESTATES CAPITAL II+ +/-                                                       2.63       1/15/27          667,220
    3,200,000  DEPOSIT GUARANTY CORPORATION                                                     7.25        5/1/06        3,383,050
      200,000  FIRST BANK NA                                                                    6.00      10/15/03          207,270
    2,000,000  FIRST UNION NATIONAL BANK                                                        7.80       8/18/10        2,228,684
    3,000,000  FIRSTAR BANK NA                                                                  7.13       12/1/09        3,224,421
    1,850,000  MARSHALL & ILSLEY BANK                                                           6.38        9/1/11        1,860,950
    2,000,000  NATIONAL CITY BANK                                                               6.20      12/15/11        2,002,438
    1,750,000  OLD KENT FINANCIAL CORPORATION                                                   6.63      11/15/05        1,868,405
    2,500,000  SUNTRUST BANK CENTRAL FLORIDA                                                    6.90        7/1/07        2,689,698
      885,000  UNITED MISSOURI BANCSHARES                                                       7.30       2/24/03          915,254
    1,425,000  US BANK NA                                                                       6.38        8/1/11        1,470,167
    1,500,000  WASHINGTON MUTUAL BANK                                                           6.88       6/15/11        1,577,367

                                                                                                                         48,588,241
                                                                                                                       ------------
EATING & DRINKING PLACES - 0.22%

    1,325,000  ARAMARK SERVICES INCORPORATED                                                    6.75        8/1/04        1,360,514
                                                                                                                       ------------

EDUCATIONAL SERVICES - 0.61%

    3,750,000  STANFORD UNIVERSITY                                                              6.16       4/30/11        3,817,628
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE        DATE           VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.92%
   $2,000,000  DUKE ENERGY FIELD SERVICES                                                       7.50%      8/16/05     $  2,109,413
    1,134,146  NIAGARA MOHAWK POWER SERIES F                                                    7.63       10/1/05        1,226,247
    1,406,250  NRG NORTHEAST GENERATING LLC SERIES A-1                                          8.06      12/15/04        1,414,842
    1,000,000  RELIANT ENERGY FINANCE COMPANY II+                                               7.40      11/15/02        1,014,517

                                                                                                                          5,765,019
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.64%
    1,700,000  HYUNDAI SEMICONDUCTOR+                                                           8.25       5/15/04        1,219,855
    2,709,000  PHILIPS ELECTRONICS                                                              6.75       8/15/03        2,786,808

                                                                                                                          4,006,663
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.21%
    1,250,000  MASCO CORPORATION                                                                6.75       3/15/06        1,313,061
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS - 1.05%
      850,000  CAMPBELL SOUP COMPANY+/-                                                         2.40      10/18/03          852,962
    1,780,000  CONAGRA FOODS INCORPORATED                                                       7.50       9/15/05        1,916,604
      825,000  HJ HEINZ FINANCE COMPANY+                                                        6.00       3/15/12          820,043
      650,000  KELLOGG COMPANY SERIES B                                                         6.00        4/1/06          675,637
    2,225,000  WHITMAN CORPORATION                                                              7.50        2/1/03        2,290,475

                                                                                                                          6,555,721
                                                                                                                       ------------
HEALTH SERVICES - 0.61%
    2,800,000  AARP+                                                                            7.50        5/1/31        2,957,385
      850,000  HEALTHSOUTH CORPORATION+                                                         7.63        6/1/12          851,224

                                                                                                                          3,808,609
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.92%
    3,000,000  MANUFACTURERS & TRADERS TRUST COMPANY                                            8.00       10/1/10        3,320,961
    1,300,000  MONUMENTAL GLOBAL FUNDING II+                                                    6.05       1/19/06        1,354,154
    2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP+                                          7.09++     2/15/15        1,083,893

                                                                                                                          5,759,008
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.42%
    1,520,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                     6.88      11/15/05        1,582,990
    1,000,000  MGM GRAND INCORPORATED                                                           6.95        2/1/05        1,021,576

                                                                                                                          2,604,566
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.87%
      600,000  APPLIED MATERIALS INCORPORATED                                                   6.70        9/6/05          636,295
    3,000,000  APPLIED MATERIALS INCORPORATED                                                   7.00        9/6/05        3,208,332
    1,660,000  SOLECTRON CORPORATION SERIES B                                                   7.38        3/1/06        1,559,836

                                                                                                                          5,404,463
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE        DATE           VALUE
INSURANCE CARRIERS - 5.07%
   $2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING+                                               6.50%      6/14/11     $  2,049,556
    2,000,000  AMERICAN GENERAL CORPORATION                                                     7.75        4/1/05        2,190,536
    2,000,000  AON CORPORATION                                                                  6.90        7/1/04        2,097,356
    1,000,000  EQUITABLE LIFE ASSURANCE SOCIETY+                                                6.95       12/1/05        1,061,768
    2,250,000  LINCOLN NATIONAL CORPORATION                                                     7.25       5/15/05        2,415,458
      750,000  LINCOLN NATIONAL CORPORATION                                                     6.20      12/15/11          744,689
    2,200,000  MARKEL CORPORATION                                                               7.20       8/15/07        2,084,216
    2,825,000  MASS MUTUAL LIFE INSURANCE COMPANY+                                              7.63      11/15/23        2,966,100
    2,000,000  MINNESOTA LIFE INSURANCE COMPANY+                                                8.25       9/15/25        2,219,300
    3,000,000  PACIFIC MUTUAL LIFE INSURANCE COMPANY+                                           7.90      12/30/23        3,222,825
    1,650,000  PROTECTIVE LIFE US FUNDING+                                                      5.88       8/15/06        1,687,538
    2,450,000  PRUDENTIAL INSURANCE COMPANY+                                                    7.65        7/1/07        2,656,726
    2,100,000  REINSURANCE GROUP OF AMERICA+                                                    7.25        4/1/06        2,195,577
    1,850,000  RELIASTAR FINANCIAL CORPORATION                                                  7.13        3/1/03        1,904,640
    2,000,000  RELIASTAR FINANCIAL CORPORATION                                                  8.00      10/30/06        2,186,062

                                                                                                                         31,682,347
                                                                                                                       ------------
METAL MINING - 0.19%
    1,200,000  PHELPS DODGE CORPORATION                                                         6.38       11/1/04        1,190,642
                                                                                                                       ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.00%
    3,600,000  CARGILL INCORPORATED                                                             8.35       2/12/11        3,831,250
    2,500,000  FORD MOTOR CREDIT COMPANY                                                        7.50       3/15/05        2,623,825
    1,700,000  GMAC                                                                             5.85       1/14/09        1,635,584
    3,075,000  MELLON FUNDING CORPORATION                                                       7.50       6/15/05        3,374,920
    1,000,000  MELLON FUNDING CORPORATION                                                       6.40       5/14/11        1,019,315

                                                                                                                         12,484,894
                                                                                                                       ------------
OIL & GAS EXTRACTION - 0.42%
    2,500,000  TRANSOCEAN SEDCO FOREX INCORPORATED                                              6.75       4/15/05        2,610,865
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 0.68%
    1,100,000  FORT JAMES CORPORATION                                                           6.70      11/15/03        1,085,719
    1,250,000  INTERNATIONAL PAPER COMPANY                                                      8.00        7/8/03        1,309,433
      550,000  INTERNATIONAL PAPER COMPANY                                                      6.13       11/1/03          567,900
    1,250,000  MEADWESTVACO CORPORATION                                                         6.85        4/1/12        1,293,694

                                                                                                                          4,256,746
                                                                                                                       ------------
PERSONAL SERVICES - 0.19%
    1,200,000  CINTAS CORPORATION+                                                              6.00        6/1/12        1,206,880
                                                                                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.70%
    1,520,000  COASTAL CORPORATION                                                              6.50       5/15/06        1,485,862
    1,500,000  COLONIAL PIPELINE COMPANY+                                                       7.13       8/15/02        1,512,375
    1,225,000  PHILLIPS PETROLEUM COMPANY                                                       8.50       5/25/05        1,358,753

                                                                                                                          4,356,990
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE        DATE           VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.23%
   $2,500,000  REYNOLDS & REYNOLDS COMPANY                                                      7.00%     12/15/06      $ 2,607,747
    3,325,000  SCHOLASTIC CORPORATION                                                           7.00      12/15/03        3,463,789
    1,500,000  VIACOM INCORPORATED                                                              7.75        6/1/05        1,628,297

                                                                                                                          7,699,833
                                                                                                                       ------------
REAL ESTATE - 0.54%
    3,000,000  SUSA PARTNERSHIP LP                                                              8.20        6/1/17        3,342,891
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.62%
    2,000,000  CHARLES SCHWAB CORPORATION                                                       6.25       1/23/03        2,048,326
    2,000,000  CHARLES SCHWAB CORPORATION                                                       6.88        9/2/03        2,084,548
    2,250,000  CITIGROUP INCORPORATED                                                           5.75       5/10/06        2,332,712
    2,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                          2.31       5/22/06        2,008,416
    2,500,000  MORGAN STANLEY DEAN WITTER & COMPANY                                             6.10       4/15/06        2,591,110
    2,650,000  PAINE WEBBER GROUP INCORPORATED                                                  6.45       12/1/03        2,780,420
    1,250,000  PAINE WEBBER GROUP INCORPORATED SERIES D                                         6.90       8/15/03        1,308,275
    1,175,000  SALOMON SMITH BARNEY                                                             5.88       3/15/06        1,218,085

                                                                                                                         16,371,892
                                                                                                                       ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.32%
    1,938,471  3M EMPLOYEE STOCK OWNERSHIP PLAN+                                                5.62       7/15/09        1,968,847
                                                                                                                       ------------
TRANSPORTATION BY AIR - 1.50%
    1,231,060  CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                                    7.03       6/15/11        1,165,013
    2,041,011  CONTINENTAL AIRLINES INCORPORATED SERIES 972A                                    7.15       6/30/07        1,980,659
    1,784,401  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                                    6.80        7/2/07        1,712,699
    2,729,828  FEDEX CORPORATION SERIES 97-B                                                    7.52       1/15/18        2,848,403
      914,027  NORTHWEST AIRLINES CORPORATION SERIES 991A                                       6.81        2/1/20          880,007
    1,000,000  UNITED AIR LINES INCORPORATED SERIES 2001-1 CLASS C                              6.83        9/1/08          766,671

                                                                                                                          9,353,452
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 0.84%
    1,600,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                           6.90        9/1/04        1,677,899
    2,000,000  HONEYWELL INTERNATIONAL                                                          6.13       11/1/11        2,017,186
    1,500,000  NAVISTAR INTERNATIONAL CORPORATION SERIES B                                      9.38        6/1/06        1,571,250

                                                                                                                          5,266,335
                                                                                                                       ------------
WATER TRANSPORTATION - 0.28%
    1,750,000  ROYAL CARIBBEAN CRUISES                                                          7.13       9/18/02        1,750,000
                                                                                                                       ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.04%
    2,000,000  ENRON CORPORATION@                                                               6.75        9/1/04          250,000
                                                                                                                       ------------

Total Corporate Bonds & Notes (Cost $222,829,047)                                                                       224,167,018
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE        DATE           VALUE
MUNICIPAL BONDS & NOTES - 3.18%
   $2,300,000  BRIDGEPORT CT GO TAXABLE PENSION BONDS FGIC INSURED                              7.33%      1/15/07      $ 2,510,634
    3,805,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE                7.40       12/1/25        4,122,260
      890,000  LA CROSSE WI GO SERIES B                                                         5.00       12/1/09          850,315
      940,000  LA CROSSE WI GO SERIES B                                                         5.20       12/1/10          900,144
    2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15              6.05        1/1/12        2,012,880
    3,035,000  MINNEAPOLIS MN GO SERIES A                                                       6.00        2/1/26        2,804,492
    4,450,000  PHILADELPHIA PA IDA PENSION FUNDING RETIREMENT SYSTEM SERIES A                   5.69       4/15/07        4,552,840
    1,000,000  STRATFORD CT GO FGIC INSURED                                                     6.28       2/15/09        1,043,550
    1,000,000  TEXAS STATE GO                                                                   7.15       12/1/09        1,084,960

Total Municipal Bonds & Notes (Cost $19,557,224)                                                                         19,882,075
                                                                                                                       ------------
US GOVERNMENT AGENCY SECURITIES - 42.29%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 19.85%
      109,597  FHLMC #410425+/-                                                                 6.44        9/1/26          114,320
       61,951  FHLMC #410464+/-                                                                 6.25       11/1/26           64,565
      503,426  FHLMC #606279+/-                                                                 5.70        2/1/15          518,735
      195,867  FHLMC #846367+/-                                                                 6.13        4/1/29          203,987
    9,326,160  FHLMC #C00665                                                                    6.00       10/1/28        9,311,919
    4,694,558  FHLMC SERIES 1675 CLASS KZ                                                       6.50       2/15/24        4,581,564
      206,577  FHLMC SERIES 1832 CLASS D                                                        6.50       6/15/08          207,367
    6,103,972  FHLMC SERIES 2117 CLASS MK                                                       6.00       2/15/11        6,354,966
    4,724,900  FHLMC SERIES 2146 CLASS VB                                                       6.00      12/15/14        4,841,374
    4,000,000  FHLMC SERIES 2218 CLASS B                                                        6.00      11/15/27        4,082,752
    5,930,000  FHLMC SERIES 2358 CLASS PD                                                       6.00       9/15/16        5,944,327
   10,000,000  FHLMC SERIES 2360 CLASS PE                                                       6.00      11/15/13       10,276,710
   12,500,000  FHLMC SERIES 2363 CLASS PF                                                       6.00       9/15/16       12,554,475
    5,232,000  FHLMC SERIES 2399 CLASS XP                                                       6.50      10/15/25        5,443,750
   16,300,000  FHLMC SERIES 2416 CLASS PE                                                       6.00      10/15/21       16,344,988
    8,000,000  FHLMC SERIES 2416 CLASS PF                                                       6.00       8/15/18        8,238,416
   15,000,000  FHLMC SERIES 2426 CLASS GJ                                                       6.00       3/15/32       14,415,090
    8,000,000  FHLMC SERIES 2430 CLASS GB                                                       6.50       8/15/26        8,291,208
    5,000,000  FHLMC SERIES 37 CLASS H                                                          6.00       1/17/21        5,207,250
    6,500,000  FHLMC SERIES T-20 CLASS A6                                                       7.49       9/25/29        6,942,975

                                                                                                                        123,940,738
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.48%
    1,000,000  FNMA                                                                             5.50       2/15/06        1,041,036
   11,222,626  FNMA #323881                                                                     6.00        7/1/29       11,204,939
       62,610  FNMA #342042+/-                                                                  5.72        6/1/25           65,028
      100,301  FNMA #344689+/-                                                                  5.17       11/1/25          103,445
      104,098  FNMA #344692+/-                                                                  5.92       10/1/25          107,405
      120,247  FNMA #347712+/-                                                                  6.25        6/1/26          124,472
    4,752,397  FNMA #375168                                                                     7.13        6/1/04        4,992,264
    2,504,034  FNMA #375462                                                                     6.61       11/1/07        2,659,089
    4,775,353  FNMA #380581                                                                     6.17        8/1/08        4,981,104
    3,952,576  FNMA #383017+/-                                                                  6.49        1/1/08        4,186,027

                                                                                              INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE        DATE           VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
  $10,798,801  FNMA #535475+/-                                                                  6.00%       3/1/29     $ 10,781,782
    6,768,365  FNMA #535476+/-                                                                  6.50        7/1/29        6,905,140
    2,053,573  FNMA #557072+/-                                                                  4.31        6/1/40        2,102,214
    1,389,149  FNMA #73272                                                                      6.48       12/1/05        1,466,768
    3,305,159  FNMA #73919                                                                      6.80        1/1/04        3,429,089
      100,512  FNMA SERIES 1988-5 CLASS Z                                                       9.20       3/25/18          110,802
    2,215,365  FNMA SERIES 1994-30 CLASS M                                                      6.50       2/25/24        2,316,000
    2,000,000  FNMA SERIES 1998-M6 CLASS A2+/-                                                  6.32       8/15/08        2,096,614
    7,500,000  FNMA SERIES 2001-5 CLASS OR+/-                                                   6.00       1/25/12        7,772,498
    5,000,000  FNMA SERIES 2001-M1 CLASS B+/-                                                   6.12       5/25/13        5,210,235

                                                                                                                         71,655,951
                                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.43%
           14  GNMA #2218                                                                       6.50      12/15/02               14
    3,572,560  GNMA #448735                                                                     7.68       5/15/03        3,858,772
    2,582,421  GNMA #450809                                                                     7.60       4/15/03        2,767,279
    1,188,084  GNMA #473917                                                                     7.00       4/15/28        1,232,578
    7,000,000  GNMA #525459                                                                     7.25       1/15/04        7,238,797
    2,500,000  GNMA #525829                                                                     7.60       8/15/02        2,648,588
    7,000,000  GNMA #531435                                                                     7.00       3/15/03        7,158,879
    4,108,566  GNMA #531836                                                                     7.70      12/15/03        4,426,212
    2,000,000  GNMA #531964                                                                     7.72      11/15/02        2,158,715
    6,000,000  GNMA #533857                                                                     7.35       1/15/03        6,326,868
    2,249,256  GNMA #543648                                                                     7.25       4/15/42        2,404,985
    5,384,916  GNMA #780626                                                                     7.00       8/15/27        5,593,129
   12,830,724  GNMA #781210                                                                     6.50       9/15/29       13,094,678

                                                                                                                         58,909,494
                                                                                                                       ------------
HOUSING AND URBAN DEVELOPMENT - 1.53%
    4,000,000  HUD SERIES 00-A                                                                  7.22        8/1/07        4,445,916
    5,000,000  HUD SERIES 01-A                                                                  6.00        8/1/12        5,116,875

                                                                                                                          9,562,791
                                                                                                                       ------------
Total US Government Agency Securities (Cost $255,884,911)                                                               264,068,974
                                                                                                                       ------------
US TREASURY SECURITIES - 5.93%

US TREASURY BONDS - 4.13%
   10,600,000  US TREASURY BONDS                                                                7.25       5/15/16       12,315,048
   12,010,000  US TREASURY BONDS#                                                               6.75       8/15/26       13,491,073

                                                                                                                         25,806,121
                                                                                                                       ------------
US TREASURY NOTES - 1.00%
      250,000  US TREASURY NOTES                                                                6.75       5/15/05          271,192
    1,000,000  US TREASURY NOTES                                                                4.75      11/15/08        1,004,805
    5,000,000  US TREASURY NOTES                                                                5.00       8/15/11        4,990,235

                                                                                                                          6,266,232
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE        DATE           VALUE
US TREASURY STRIPS - .80%
  $10,000,000  US TREASURY STRIPS SERIES SO                                                     5.77%++    2/15/15     $  4,855,760

Total US Treasury Securities (Cost $37,288,431)                                                                          36,928,113
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 0.23%

REPURCHASE AGREEMENTS - 0.23%
    1,464,025  JP MORGAN SECURITIES - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES         1.82        6/3/02        1,464,025

TOTAL SHORT-TERM INVESTMENTS (COST $1,464,025)                                                                            1,464,025
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $614,108,729)*                                    100.28%                                                        $626,168,607
OTHER ASSETS AND LIABILITIES, NET                        (0.28)                                                          (1,741,497)
                                                        ------                                                         ------------
TOTAL NET ASSETS                                        100.00%                                                        $624,427,110
                                                        ======                                                         ============

@ THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT AS OF 5/31/02. COMPANY FILED CHAPTER 11.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

+/-  VARIABLE RATE SECURITIES.

++   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2).

* COST FOR FEDERAL INCOME TAX PURPOSES IS $614,260,767 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                   $17,438,682
     GROSS UNREALIZED DEPRECIATION                    (5,530,842)
                                                     -----------
     NET UNREALIZED APPRECIATION                     $11,907,840

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STABLE INCOME PORTFOLIO

                                                                                              INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                     RATE        DATE           VALUE
ASSET BACKED SECURITIES -  21.08%
  $5,000,000  BA MASTER CREDIT CARD TRUST AMT SERIES 1999-B CLASS C+ +/-                        2.71%      8/16/04     $  5,000,977
   5,000,000  CAPITAL AUTOMOBILE RECEIVABLES ASSET TRUST SERIES 2002-1 CLASS A3+/-              1.92       7/15/05        5,002,235
   4,000,000  CAPITAL AUTOMOTIVE RECEIVABLES ASSET TRUST SERIES 2000-1 CLASS A5+/-              1.92       7/15/06        4,002,588
   3,500,000  CHASE CREDIT CARD MASTER TRUST SERIES 2000-2 CLASS B+/-                           2.13       7/15/05        3,500,606
   6,000,000  CHASE CREDIT CARD MASTER TRUST SERIES 2000-3 CLASS B+/-                           2.19       1/15/08        6,011,880
   2,000,000  CHASE CREDIT CARD MASTER TRUST SERIES 2001-3 CLASS C+/-                           2.69       9/15/06        1,999,188
   5,000,000  CHEVY CHASE MASTER CREDIT CARD TRUST SERIES 1998-A CLASS B+/-                     2.24      10/16/06        5,008,325
   3,000,000  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2001-1 CLASS F3                      6.10       8/25/26        3,076,068
   1,730,237  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2000-B CLASS A2+/-                      2.07       8/15/26        1,725,254
   3,250,000  DAIMLER CHRYSLER AUTO TRUST SERIES 2000-E CLASS A4                                6.16        1/8/06        3,401,408
     402,307  EQCC HOME EQUITY LOAN TRUST SERIES 1995-3 CLASS A4                                7.10       2/15/12          403,071
   2,081,009  EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                            2.28       1/15/29        2,089,106
   5,000,000  FIRST USA CREDIT CARD MASTER TRUST SERIES 1999-1 CLASS B+/-                       2.24      10/19/06        5,017,995
   4,750,000  FORD MOTOR CREDIT AUTO OWNER TRUST SERIES 2000-F CLASS A3                         6.58      11/15/04        4,972,652
   4,149,373  GREEN TREE FINANCIAL CORPORATION SERIES 1993-4 CLASS A4                           6.60       1/15/19        4,257,057
   6,000,000  GREYHOUND FUNDING LLC GF 2002-1 CLASS A-1+/-                                      2.04       12/7/04        6,000,000
   1,958,549  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-1 CLASS A3+/-                           2.19       3/15/07        1,954,759
   2,279,354  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-2 CLASS A3+/-                           2.24      11/15/07        2,259,781
   4,976,594  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TCB1 CLASS A1+/-               2.19      11/15/31        4,975,039
   5,588,246  OAKWOOD MORTGAGE INVESTORS INCORPORATED 2000-A CLASS A2                           7.76       5/15/17        5,842,897
   3,800,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS A2+                            6.45       8/25/05        3,914,813
   6,000,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1                          5.85       2/25/26        6,119,040
   6,443,128  RESIDENTIAL FUNDING MORTGAGE SERIES 2000-HS1+/-                                   2.08       9/20/30        6,426,447
   1,521,172  SAXON ASSET SECURITIES TRUST 1999-1 CLASS AF3                                     6.17       8/25/21        1,538,612
   1,208,270  SEQUOIA MORTGAGE TRUST SERIES 2 CLASS A1+/-                                       4.00      10/25/24        1,219,598
   5,062,844  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                        1.93      10/19/26        5,056,515
   5,000,000  SUPERIOR WHOLESALE INVENTORY SERIES 2000-A6 CLASS A+/-                            1.93       1/16/06        5,028,470
   2,500,000  TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2001-B CLASS A3+/-                     1.92       3/15/05        2,499,995
   4,250,000  TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2001-C CLASS A3+/-                     1.91      12/15/05        4,250,536
   2,138,339  VENDEE MORTGAGE TRUST SERIES 1997-1 CLASS 2H                                      7.50      12/15/03        2,203,451
   2,500,000  WORLD FINANCIAL NETWORK CREDIT CARD MASTER SERIES 2001-A CLASS A+/-               2.08       6/16/08        2,501,638

TOTAL ASSET BACKED SECURITIES (COST $116,440,820)                                                                       117,260,001
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.59%
   2,595,000  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                  6.72       6/10/23        2,703,570
   4,170,752  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 64 CLASS Z                        9.00      11/20/20        4,205,795
   2,180,360  COUNTRYWIDE HOME LOANS SERIES 2001-23 CLASS 6A1+/-                                3.88      12/25/31        2,207,615
   2,712,519  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1996-C1+/-                2.41      10/15/28        2,708,342
   6,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-                  2.12       3/25/27        5,980,848
   1,132,659  HOUSING SECURITIES INCORPORATED SERIES 1995-B CLASS A1A                           5.69      11/25/28        1,162,058
   7,309,354  IMPAC CMB TRUST SERIES 2001-4 CLASS A1+/-                                         2.26      12/25/31        7,333,862
     345,702  INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES 1995-E CLASS A1                  6.11       4/25/25          352,546
   3,500,000  MALL OF AMERICA CAPITAL COMPANY LLC SERIES 2000-1 CLASS A+ +/-                    2.14       3/12/10        3,494,239
     377,239  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1993-E CLASS A3+/-           2.54       6/15/18          377,145
     170,701  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1993-F CLASS A3+/-           2.46       9/15/23          170,705

                                                                                              INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                     RATE        DATE           VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  $  924,127  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1994-A CLASS A3+/-                    2.64%      7/15/19     $    928,740
   4,761,213  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                       2.19      11/10/30        4,775,173
   1,045,385  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                            7.56      11/10/30        1,103,371
   4,900,000  PRINCIPAL RESIDENTIAL MORTGAGE CAPITAL SERIES 2001-3A CLASS A2+ +/-               2.13      12/20/06        4,896,938
     423,524  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 1997-KS3 CLASS MII1+/-            2.68       8/25/27          423,591
     436,897  RTC SERIES 1995-1 CLASS A3                                                        5.72      10/25/28          446,429
   5,736,583  SASCO FLOATING RATE MORTGAGE TRUST SERIES 2001-C8A CLASS A+ +/-                   2.26      11/18/10        5,736,583
   9,991,982  VENDEE MORTGAGE TRUST SERIES 1998-2 CLASS 1C                                      6.75       5/15/19       10,181,730
   5,550,000  VENDEE MORTGAGE TRUST SERIES 2001-1 CLASS 2B                                      7.00      12/15/22        5,808,297
   5,000,000  WITMER FUNDING LLC SERIES 2002-1A CLASS A2+ +/-                                   2.09       1/20/07        5,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $69,671,286)                                                             69,997,577
                                                                                                                       ------------
CORPORATE BONDS & NOTES - 20.80%

BUSINESS SERVICES - 0.28%
   1,575,000  SUN MICROSYSTEMS INCORPORATED                                                     7.00       8/15/02        1,584,297
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 0.68%
   2,250,000  AMERICAN HOME PRODUCTS CORPORATION                                                7.90       2/15/05        2,462,607
   1,300,000  PRAXAIR INCORPORATED                                                              6.75        3/1/03        1,338,555

                                                                                                                          3,801,162
                                                                                                                       ------------
COMMUNICATIONS - 1.11%
   2,100,000  SPRINT CORPORATION                                                                8.13       7/15/02        2,089,326
   2,000,000  TCI COMMUNICATIONS INCORPORATED                                                   6.38        5/1/03        2,031,018
   2,000,000  VIACOM INCORPORATED                                                               6.75       1/15/03        2,048,402

                                                                                                                          6,168,746
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 3.71%
   2,100,000  BANK OF AMERICA CORPORATION+/-                                                    2.15       8/26/05        2,098,240
   1,250,000  FIRST BANK SYSTEMS INCORPORATED                                                   7.63        5/1/05        1,366,344
   2,000,000  FLEETBOSTON FINANCIAL GROUP+/-                                                    2.25       3/27/03        2,001,530
   2,450,000  KEYCORP+/-                                                                        2.15       8/30/04        2,447,597
   2,500,000  MARSHALL & ILSLEY CORPORATION                                                     6.38       7/15/03        2,591,130
   1,200,000  MERCANTILE BANCORP                                                                7.05       6/15/04        1,272,486
   2,000,000  PNC BANK NA                                                                       7.88       4/15/05        2,162,566
     950,000  PNC FUNDING CORPORATION+/-                                                        2.13        8/1/03          950,875
   1,500,000  POPULAR INCORPORATED+/-                                                           3.63      10/15/03        1,505,544
   1,750,000  REPUBLIC BANCORP INCORPORATED+                                                    6.95       1/15/03        1,773,770
   2,450,000  WASHINGTON MUTUAL BANK+/-                                                         2.29       7/25/06        2,440,881

                                                                                                                         20,610,963
                                                                                                                       ------------
EATING & DRINKING PLACES - 0.49%
   2,700,000  MCDONALD'S CORPORATION                                                            6.00       6/23/02        2,705,179
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                     RATE        DATE           VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.11%
  $2,000,000  COLUMBIA ENERGY GROUP SERIES B                                                    6.61%     11/28/02     $  2,006,642
   1,125,000  NRG NORTHEAST GENERATING LLC SERIES A-1                                           8.06      12/15/04        1,131,874
   1,000,000  PACIFICORP                                                                        7.25        9/9/02        1,012,454
   2,000,000  RELIANT ENERGY FINANCE COMPANY II+                                                7.40      11/15/02        2,029,034

                                                                                                                          6,180,004
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.79%
   2,455,000  DOMINION RESOURCES INCORPORATED+/-                                                2.64        7/2/03        2,455,734
   1,850,000  MAYTAG CORPORATION                                                                7.61        3/3/03        1,911,292

                                                                                                                          4,367,026
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.34%
   1,845,000  MASCO CORPORATION                                                                 6.13       9/15/03        1,896,992
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS - 0.97%
   1,500,000  CAMPBELL SOUP COMPANY+/-                                                          2.40      10/18/03        1,505,228
   1,685,000  CONAGRA FOODS INCORPORATED+/-                                                     2.62       9/10/03        1,686,798
   2,150,000  KELLOGG COMPANY SERIES B                                                          5.50        4/1/03        2,190,338

                                                                                                                          5,382,364
                                                                                                                       ------------
FORESTRY - 0.36%
   2,000,000  WEYERHAEUSER COMPANY+ +/-                                                         3.09       9/15/03        2,000,240
                                                                                                                       ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.68%
   2,000,000  GOLDEN FUNDING CORPORATION+ +/-                                                   2.36       6/21/04        2,003,412
   1,750,000  MARLIN WATER TRUST II+@                                                           6.31       7/15/03          310,625
   2,000,000  MONUMENTAL GLOBAL FUNDING+ +/-                                                    2.00       5/28/04        2,001,960
   2,500,000  MONUMENTAL LIFE INSURANCE+/-                                                      2.04      10/16/03        2,500,090
   2,500,000  STRUCTURED ASSET REPACKAGED TRUST+ +/-                                            2.22      11/28/03        2,501,473

                                                                                                                          9,317,560
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.63%
   3,850,000  CATERPILLAR FINANCIAL SERVICES+/-                                                 2.21        8/1/02        3,850,338
   1,850,000  COMPAQ COMPUTER                                                                   6.20       5/15/03        1,879,426
   1,350,000  PARKER-HANNIFIN CORPORATION+/-                                                    2.84       10/1/03        1,351,108
   2,000,000  SMITH INTERNATIONAL INCORPORATED++/-                                              3.11      10/15/03        2,002,266

                                                                                                                          9,083,138
                                                                                                                       ------------
INSURANCE CARRIERS - 0.93%
   1,250,000  AON CORPORATION                                                                   6.90        7/1/04        1,310,848
   1,915,000  MARKEL CORPORATION                                                                7.25       11/1/03        1,947,069
   1,850,000  PRUDENTIAL INSURANCE COMPANY+                                                     6.88       4/15/03        1,895,234

                                                                                                                          5,153,151
                                                                                                                       ------------
METAL MINING - 0.18%
   1,000,000  PLACER DOME INCORPORATED                                                          7.13       5/15/03        1,025,940
                                                                                                                       ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                              INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                     RATE        DATE           VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 1.39%
  $2,000,000  AMERICAN HONDA FINANCE CORPORATION+ +/-                                           2.25%     11/15/04     $  2,002,088
   2,750,000  FORD MOTOR CREDIT COMPANY+/-                                                      2.72        3/8/04        2,708,670
   2,000,000  JOHN HANCOCK GLOBAL FUNDING II+ +/-                                               2.15       9/12/06        2,003,652
   1,000,000  SOUTHERN NATIONAL CORPORATION                                                     7.05       5/23/03        1,040,082

                                                                                                                          7,754,492
                                                                                                                       ------------
OIL & GAS EXTRACTION - 0.46%
   2,390,000  USX MARATHON OIL CORPORATION                                                      9.63       8/15/03        2,557,709
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 0.38%
   2,000,000  INTERNATIONAL PAPER COMPANY                                                       8.00        7/8/03        2,095,092
                                                                                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.31%
   1,800,000  CONOCO INCORPORATED+/-                                                            2.83       4/15/03        1,807,337
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 0.32%
   1,770,000  ALCOA INCORPORATED+/-                                                             2.20       12/6/04        1,770,797
                                                                                                                       ------------
RAILROAD TRANSPORTATION - 0.36%
   2,000,000  UNION PACIFIC CORPORATION+/-                                                      2.59        7/1/02        2,000,342
                                                                                                                       ------------
REAL ESTATE - 0.19%
   1,000,000  SUSA PARTNERSHIP LP                                                               7.13       11/1/03        1,048,144
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.36%
   2,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                           2.31       5/22/06        2,008,416
                                                                                                                       ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.49%
   2,000,000  ASHLAND INCORPORATED+/-                                                           2.52        3/7/03        1,988,516
     700,000  NEWELL RUBBERMAID INCORPORATED                                                    5.70       9/22/03          720,322

                                                                                                                          2,708,838
                                                                                                                       ------------
TRANSPORTATION BY AIR - 0.28%
   1,500,000  FEDERAL EXPRESS CORPORATION                                                       6.63       2/12/04        1,557,753
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 1.49%
   1,500,000  BOEING CAPITAL CORPORATION+/-                                                     2.43      10/15/04        1,497,680
   2,800,000  DAIMLER CHRYSLER NA HOLDING+/-                                                    2.22       8/16/04        2,763,547
   2,050,000  GENERAL DYNAMICS CORPORATION+/-                                                   2.31        9/1/04        2,050,195
   2,000,000  GMAC+/-                                                                           2.67       1/20/04        1,992,490

                                                                                                                          8,303,912
                                                                                                                       ------------
WHOLESALE TRADE-DURABLE GOODS - 0.19%
   1,000,000  AVNET INCORPORATED                                                                8.20      10/17/03        1,036,589
                                                                                                                       ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.32%
   1,750,000  SAFEWAY INCORPORATED                                                              7.00       9/15/02        1,771,658

TOTAL CORPORATE BONDS & NOTES (COST $116,634,164)                                                                       115,697,841
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                     RATE        DATE           VALUE
MUNICIPAL BONDS & NOTES - 1.55%
  $2,450,000  CONNECTICUT STATE GO BONDS                                                        6.50%      12/1/03     $  2,559,785
   1,160,000  COW CREEK BANK UMPQUA TRIBE OF INDIANS AMBAC INSURED+                             6.20        7/1/03        1,198,234
   1,405,000  HUDSON COUNTY NJ GO BONDS REMARKETED 8/3/98 FSA INSURED                           6.09        9/1/05        1,464,741
   2,005,000  MICHIGAN STATE TAXABLE-CLEAN INITIATIVE GO BONDS SERIES B                         6.75       11/1/02        2,044,118
   1,285,000  SEATTLE WA GO BONDS SERIES B                                                      7.10       1/15/04        1,340,499

TOTAL MUNICIPAL BONDS & NOTES (COST $8,286,117)                                                                           8,607,377
                                                                                                                       ------------
US GOVERNMENT AGENCY SECURITIES - 38.36%

FEDERAL HOME LOAN BANK - 0.20%
   1,000,000  FHLB SERIES 8K05                                                                  7.25       5/13/05        1,091,319
                                                                                                                       ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.89%
      53,304  FHLMC #410220+/-                                                                  6.15       10/1/25           55,521
     596,845  FHLMC #611084+/-                                                                  6.36        6/1/30          619,609
   2,147,871  FHLMC #786614+/-                                                                  6.06        8/1/25        2,198,942
     331,752  FHLMC #845151+/-                                                                  6.31        6/1/22          345,655
      65,289  FHLMC #846367+/-                                                                  6.13        4/1/29           67,996
   2,173,150  FHLMC SERIES 1192 CLASS I                                                         7.50       1/15/07        2,287,334
   5,000,000  FHLMC SERIES 2091 CLASS PC                                                        6.00       6/15/16        5,129,580
   6,633,000  FHLMC SERIES 2295 CLASS PK                                                        6.00       3/15/19        6,866,647
  23,289,000  FHLMC SERIES 2356 CLASS GB                                                        6.00       7/15/13       23,915,427
   5,000,000  FHLMC SERIES T-31 CLASS A3                                                        6.28      11/25/16        5,142,220
   8,426,660  FHLMC SERIES T-35 CLASS A+/-                                                      1.98       9/25/31        8,385,622

                                                                                                                         55,014,553
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.93%
  70,000,000  FNMA                                                                              4.75      11/14/03       71,813,420
     568,687  FNMA #155506+/-                                                                   4.71        4/1/22          578,347
   1,476,206  FNMA #190815+/-                                                                   4.41        7/1/17        1,447,899
     172,667  FNMA #220706+/-                                                                   6.11        6/1/23          178,569
   2,837,415  FNMA #253482                                                                      8.50       10/1/30        3,031,876
     174,076  FNMA #318464+/-                                                                   5.57        4/1/25          180,677
     401,089  FNMA #321051+/-                                                                   6.09        8/1/25          415,234
      78,302  FNMA #331866+/-                                                                   6.17       12/1/25           81,017
     115,601  FNMA #46698+/-                                                                    5.52       12/1/15          119,588
     263,829  FNMA #519047+/-                                                                   6.03        9/1/29          270,973
   3,526,589  FNMA #73715                                                                       7.15       11/1/03        3,656,628
   2,805,201  FNMA SERIES 1991-146 CLASS Z                                                      8.00      10/25/06        2,963,478
  10,671,725  FNMA SERIES 2001-5 CLASS OR                                                       6.00       1/25/12       11,059,460
   3,015,425  FNMA SERIES 2001-W1 CLASS AV1+/-                                                  1.96       8/25/31        2,993,644
  20,000,000  FNMA SERIES 2002-16 CLASS QC                                                      5.50       2/25/12       20,536,160
  15,000,000  FNMA SERIES 2002-3 CLASS ON                                                       5.75       6/25/12       15,493,650
  14,545,000  FNMA SERIES 2002-7 CLASS QK                                                       5.50       3/25/15       14,940,449

                                                                                                                        149,761,069
                                                                                                                       ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                     RATE        DATE           VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.43%
  $2,245,781  GNMA #780533                                                                      7.00%      7/15/08     $  2,376,518
                                                                                                                       ------------

SMALL BUSINESS ADMINISTRATION - 0.91%
      11,827  SBA #500025+/-                                                                    4.63      12/25/10           12,207
      35,062  SBA #500276+/-                                                                    6.63       5/25/07           36,847
      80,607  SBA #500299+/-                                                                    6.63       6/25/07           84,756
     235,222  SBA #500957+/-                                                                    5.00       7/25/14          248,035
     175,446  SBA #501224+/-                                                                    3.50       6/25/15          178,917
      15,941  SBA #502241+/-                                                                    4.63       4/25/03           15,943
      28,788  SBA #502966+/-                                                                    5.97       5/25/15           30,850
     345,652  SBA #503405+/-                                                                    5.13       5/25/16          369,174
   1,052,350  SBA #503611+/-                                                                    4.63      12/25/21        1,109,078
      46,178  SBA #503653+/-                                                                    5.38       1/25/10           48,571
     778,114  SBA #503658+/-                                                                    5.88       9/25/10          824,474
     369,728  SBA #503664+/-                                                                    5.22       1/25/13          391,064
   1,538,315  SBA PARTICIPATION CERTIFICATES SERIES 10-C                                        7.88        5/1/10        1,688,345

                                                                                                                          5,038,261
                                                                                                                       ------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $209,820,088)                                                               213,281,720
                                                                                                                       ------------
US TREASURY SECURITIES -  0.57%

US INFLATION INDEX NOTE - 0.57%
   3,082,530  US TREASURY NOTES**                                                               3.50       1/15/11        3,189,457

TOTAL US TREASURY SECURITIES (COST $3,217,065)                                                                            3,189,457
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 6.10%

REPURCHASE AGREEMENTS - 6.10%
  33,934,709  JP MORGAN SECURITIES - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES          1.82        6/3/02       33,934,709

TOTAL SHORT-TERM INVESTMENTS (COST $33,934,709)                                                                          33,934,709
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $558,004,249)*                                    101.05%                                                        $561,968,682
OTHER ASSETS AND LIABILITIES, NET                        (1.05)                                                          (5,820,885)
                                                        ------                                                         ------------
TOTAL NET ASSETS                                        100.00%                                                        $556,147,797
                                                        ======                                                         ============

@ THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT. IT IS SECURED BY ENRON NOTES. ENRON FILED CHAPTER 11.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

+/-  VARIABLE RATE SECURITIES.

** U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                             $5,830,468
     GROSS UNREALIZED DEPRECIATION                             (1,866,035)
                                                               ----------
     NET UNREALIZED APPRECIATION                               $3,964,433

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS - MAY 31, 2002                          CORE PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

PRINCIPAL   SECURITY NAME                                                           INTEREST RATE    MATURITY DATE    VALUE
ASSET BACKED SECURITIES - 7.01%

$1,839,000  AESOP FUNDING II LLC SERIES 1998-1 CLASS A**                                   6.14%         5/20/06   $ 1,920,280
 1,000,000  CHASE CREDIT CARD MASTER TRUST SERIES 2001-3 CLASS C+/-                        2.69          9/15/06       999,594
 2,145,000  CHEVY CHASE MASTER CREDIT CARD TRUST SERIES 1998-A CLASS B+/-                  2.24         10/16/06     2,148,571
 1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-C3 CLASS C3                    6.65          5/15/08     1,050,083
 1,500,000  EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F+/-                         6.68          7/25/30     1,577,483
   898,954  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                        6.86          7/15/29       941,944
 1,116,251  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-1 CLASS A1+/-                        1.97          3/15/07     1,114,427
 1,226,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3**+/-                     6.70          9/25/07     1,299,055
 2,000,000  SAXON ASSET SECURITIES TRUST 1999-2 CLASS AF6                                  6.42          3/25/14     2,078,370
   317,257  SEQUOIA MORTGAGE TRUST SERIES 2 CLASS A1+/-                                    4.00         10/25/24       320,232
   562,818  VAN KAMPEN CLO I LIMITED**+/-                                                  2.31          10/8/07       544,022
   632,000  WORLD OMNI AUTO LEASE SECURITIZATION SERIES 2001-AA CLASS B**+/-               2.11          7/20/07       632,458

TOTAL ASSET BACKED SECURITIES (COST $14,093,657)                                                                    14,626,519
                                                                                                                    ----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.63%
   693,149  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2001-C CLASS B1+/-                  6.23          7/25/31       704,954
   743,930  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2001-E CLASS B1+/-                  6.25          9/25/31       756,716
 1,000,000  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8               6.72          6/10/23     1,041,837
   915,482  COUNTRYWIDE MORTGAGE BACKED SECURITIES INCORPORATED                            6.50          1/25/24       935,687
   462,772  HOUSING SECURITIES INCORPORATED SERIES 1995-B CLASS A1A+/-                     5.69         11/25/28       474,784
 2,452,000  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-CI CLASS A3          7.12          6/18/29     2,626,721
 1,904,485  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                    2.19         11/10/30     1,910,069
   522,692  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                         7.56         11/10/30       551,686
 1,224,005  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1993-57 CLASS A9                    6.50         12/25/23     1,251,558
   174,663  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 1997-KS3 CLASS MII1+/-         2.68          8/25/27       174,691
 1,240,305  VENDEE MORTGAGE TRUST SERIES 1992-2 CLASS G                                    7.25          2/15/19     1,309,639

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,384,293)                                                        11,738,342
                                                                                                                    ----------
CORPORATE BONDS & NOTES - 37.02%

AGRICULTURAL PRODUCTION-CROPS - 0.32%
   650,000  DOLE FOOD COMPANY INCORPORATED**                                               7.25           5/1/09       657,922

APPAREL & ACCESSORY STORES - 0.43%
   826,000  KOHL'S CORPORATION                                                             6.70           2/1/06       889,092

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.35%
   734,000  TOMMY HILFIGER USA INCORPORATED                                                6.50           6/1/03       734,000

BUSINESS SERVICES - 1.25%
   375,000  IRON MOUNTAIN INCORPORATED                                                     8.63           4/1/13       380,625
 1,132,000  ORACLE CORPORATION                                                             6.72          2/15/04     1,185,397
   500,000  PSINET INCORPORATED SERIES B@                                                  0.00          2/15/05        48,750
   600,000  TIME WARNER COMPANIES INCORPORATED                                             7.57           2/1/24       575,172
   400,000  UNISYS CORPORATION                                                             8.13           6/1/06       407,000

                                                                                                                     2,596,944
                                                                                                                    ----------

CHEMICALS & ALLIED PRODUCTS - 1.84%
   750,000  ATHENA NEURO FINANCE LLC                                                       7.25          2/21/08       658,570

PRINCIPAL   SECURITY NAME                                                           INTEREST RATE    MATURITY DATE    VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)

$  400,000  IMC GLOBAL INCORPORATED SERIES B                                              11.25%          6/1/11    $  441,000
   900,000  LYONDELL CHEMICAL COMPANY SERIES A                                             9.63           5/1/07       882,000
   400,000  OLIN CORPORATION                                                               9.13         12/15/11       428,182
   850,000  RPM INCORPORATED                                                               7.00          6/15/05       858,128
   600,000  WATSON PHARMACEUTICALS INCORPORATED                                            7.13          5/15/08       582,540

                                                                                                                     3,850,420
                                                                                                                    ----------
COMMUNICATIONS - 1.68%
   475,000  BRITISH SKY BROADCASTING                                                       7.30         10/15/06       478,290
   575,000  CANWEST MEDIA INCORPORATED                                                    10.63          5/15/11       621,000
   600,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                      7.88          6/15/05       630,860
   600,000  COX ENTERPRISES INCORPORATED**                                                 8.00          2/15/07       623,786
   356,000  CSC HOLDINGS INCORPORATED                                                      7.63          7/15/18       307,333
   375,000  MEDIACOM BROADBAND LLC                                                        11.00          7/15/13       381,563
   375,000  PANAMSAT CORPORATION                                                           6.38          1/15/08       360,770
   100,000  SINCLAIR BROADCAST GROUP**                                                     8.75         12/15/11       103,500
   350,000  WINSTAR COMMUNICATIONS INCORPORATED@                                           0.00          4/15/08            35

                                                                                                                     3,507,137
                                                                                                                    ----------
DEPOSITORY INSTITUTIONS - 7.87%
 1,100,000  ASSOCIATED BANCORP                                                             6.75          8/15/11     1,112,833
   375,000  BANC ONE CORPORATION                                                           7.63           8/1/05       410,040
 1,050,000  BANK ONE CAPITAL IV+/-                                                         3.41           9/1/30     1,049,997
 1,839,000  BankAmerica Capital III+/-                                                     2.55          1/15/27     1,611,025
 1,489,000  CHASE CAPITAL VI+/-                                                            2.54           8/1/28     1,330,991
 1,000,000  CITY NATIONAL BANK SERIES AI**                                                 6.75           9/1/11       977,884
   625,000  COLONIAL BANK                                                                  9.38           6/1/11       673,898
 1,226,000  DEPOSIT GUARANTY CORPORATION                                                   7.25           5/1/06     1,296,131
 1,226,000  FARMERS EXCHANGE CAPITAL**                                                     7.20          7/15/48       897,609
 1,250,000  FIRST UNION NATIONAL BANK                                                      7.80          8/18/10     1,392,927
 1,250,000  FIRSTAR BANK NA                                                                7.13          12/1/09     1,343,508
   656,000  GOLDEN STATE HOLDINGS                                                          7.13           8/1/05       694,377
   650,000  MARSHALL & ILSLEY BANK                                                         6.38           9/1/11       653,847
   530,000  NATIONAL CITY BANK                                                             6.20         12/15/11       530,646
 1,364,000  OLD KENT FINANCIAL CORPORATION                                                 6.63         11/15/05     1,456,287
   500,000  SOVEREIGN BANCORP INCORPORATED                                                10.25          5/15/04       535,000
   450,000  WASHINGTON MUTUAL BANK                                                         6.88          6/15/11       473,210

                                                                                                                    16,440,210
                                                                                                                    ----------

EATING & DRINKING PLACES - 0.33%
   672,000  ARAMARK SERVICES INCORPORATED                                                  6.75           8/1/04       690,012
                                                                                                                    ----------
EDUCATIONAL SERVICES - 1.75%
 2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                          7.25          11/2/96     2,375,459
 1,250,000  STANFORD UNIVERSITY                                                            6.16          4/30/11     1,272,543

                                                                                                                     3,648,002
                                                                                                                    ----------

PRINCIPAL   SECURITY NAME                                                           INTEREST RATE    MATURITY DATE    VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.44%

$  425,000  CMS ENERGY CORPORATION                                                         8.90%         7/15/08      $412,250
   500,000  RELIANT ENERGY FINANCE COMPANY II**                                            7.40         11/15/02       507,259

                                                                                                                       919,509
                                                                                                                    ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.43%
   500,000  DELCO REMY INTERNATIONAL INCORPORATION                                        11.00           5/1/09       450,000
   610,000  HYUNDAI SEMICONDUCTOR**                                                        8.25          5/15/04       437,713

                                                                                                                       887,713
                                                                                                                    ----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.48%

   375,000  Halliburton Company+/-                                                         2.13          7/16/03       354,375
   650,000  US ONCOLOGY INCORPORATED**                                                     9.63           2/1/12       637,000

                                                                                                                       991,375
                                                                                                                    ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.19%
   375,000  ALLIANT TECHSYSTEMS INCORPORATED                                               8.50          5/15/11       399,375
                                                                                                                    ----------

FOOD & KINDRED PRODUCTS - 0.91%
   375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                                     8.00          2/15/08       385,781
   375,000  COTT BEVERAGES INCORPORATED**                                                  8.00         12/15/11       380,156
   400,000  LAND O LAKES INCORPORATED**                                                    8.75         11/15/11       388,000
   700,000  WHITMAN CORPORATION                                                            7.29          9/15/26       742,514

                                                                                                                     1,896,451
                                                                                                                    ----------

HEALTH CARE REVENUE - 0.21%
   425,000  HCA-THE HEALTHCARE COMPANY                                                     7.15          3/30/04       444,699
                                                                                                                    ----------

HEALTH SERVICES - 0.72%
   850,000  AARP**                                                                         7.50           5/1/31       897,778
   600,000  HEALTHSOUTH CORPORATION**                                                      7.63           6/1/12       600,864

                                                                                                                     1,498,642
                                                                                                                    ----------

HOLDING & OTHER INVESTMENT OFFICES - 1.03%
   306,000  HMH PROPERTIES SERIES A                                                        7.88           8/1/05       301,410
   475,000  JOHNSONDIVERSEY INCORPORATED**                                                 9.63          5/15/12       498,750
   750,000  MANUFACTURERS & TRADERS TRUST COMPANY                                          8.00          10/1/10       830,240
   500,000  MONUMENTAL GLOBAL FUNDING II**                                                 6.05          1/19/06       520,829

                                                                                                                     2,151,229
                                                                                                                    ----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.32%
   650,000  MGM GRAND INCORPORATED                                                         6.95           2/1/05       664,024
                                                                                                                    ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.45%
   500,000  AMERICAN STANDARD COMPANIES INCORPORATED                                       8.25           6/1/09       523,125
   800,000  APPLIED MATERIALS INCORPORATED                                                 7.00           9/6/05       855,555
   400,000  BRIGGS & STRATTON CORPORATION                                                  8.88          3/15/11       420,000
   575,000  SOLECTRON CORPORATION SERIES B                                                 7.38           3/1/06       540,305
   657,000  TEREX CORPORATION SERIES D                                                     8.88           4/1/08       676,710

                                                                                                                     3,015,695
                                                                                                                    ----------

PRINCIPAL   SECURITY NAME                                                           INTEREST RATE    MATURITY DATE    VALUE
INSURANCE CARRIERS - 5.02%

$1,839,000  EQUITABLE LIFE ASSURANCE SOCIETY**                                             6.95%         12/1/05  $  1,952,590
 1,197,000  LINCOLN NATIONAL CORPORATION                                                   7.25          5/15/05     1,285,024
   807,000  MARKEL CORPORATION                                                             7.20          8/15/07       764,528
 1,000,000  MASS MUTUAL LIFE INSURANCE COMPANY**                                           7.63         11/15/23     1,049,946
 1,000,000  MINNESOTA LIFE INSURANCE COMPANY**                                             8.25          9/15/25     1,109,650
 1,000,000  PACIFIC MUTUAL LIFE INSURANCE COMPANY**                                        7.90         12/30/23     1,074,275
 1,073,000  PRUDENTIAL INSURANCE COMPANY**                                                 7.65           7/1/07     1,163,537
   682,000  REINSURANCE GROUP OF AMERICA**                                                 7.25           4/1/06       713,040
   532,000  RELIASTAR FINANCIAL CORPORATION                                                7.13           3/1/03       547,713
   750,000  RELIASTAR FINANCIAL CORPORATION                                                8.00         10/30/06       819,773

                                                                                                                    10,480,076
                                                                                                                   -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.28%
   426,000  BAUSCH & LOMB INCORPORATED                                                     6.75         12/15/04       428,876
   150,000  COLE NATIONAL GROUP INCORPORATED**                                             8.88          5/15/12       152,625

                                                                                                                       581,501
                                                                                                                   -----------

METAL MINING - 0.19%
   400,000  PHELPS DODGE CORPORATION                                                       6.38          11/1/04       396,881
                                                                                                                   -----------

MISCELLANEOUS RETAIL - 0.17%
   500,000  RITE AID CORPORATION                                                           7.13          1/15/07       345,000
                                                                                                                   -----------

MOTION PICTURES - 0.20%
   375,000  ALLIANCE ATLANTIS COMMUNICATIONS                                              13.00         12/15/09       420,000
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.97%
   900,000  FORD MOTOR CREDIT COMPANY                                                      6.70          7/16/04       927,683
   600,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                          5.85          1/14/09       577,265
   500,000  MELLON FUNDING CORPORATION                                                     6.40          5/14/11       509,658

                                                                                                                     2,014,606
                                                                                                                   -----------

OIL & GAS EXTRACTION - 1.15%
   400,000  PARKER DRILLING COMPANY SERIES AI                                             10.13         11/15/09       424,000
   525,000  PIONEER NATURAL RESOURCE COMPANY                                               6.50          1/15/08       503,868
   275,000  PIONEER NATURAL RESOURCE COMPANY                                               9.63           4/1/10       307,385
   325,000  SWIFT ENERGY COMPANY                                                           9.38           5/1/12       322,563
   613,000  TRANSOCEAN SEDCO FOREX INCORPORATED                                            6.75          4/15/05       640,184
   200,000  WESTERN OIL SANDS INCORPORATED**                                               8.38           5/1/12       202,000

                                                                                                                     2,400,000
                                                                                                                   -----------

PAPER & ALLIED PRODUCTS - 0.58%
   485,000  ABITIBI CONSOLIDATED INCORPORATED                                              7.40           4/1/18       432,860
   306,000  BUCKEYE TECHNOLOGIES INCORPORATED                                              8.50         12/15/05       286,493
   500,000  FORT JAMES CORPORATION                                                         6.70         11/15/03       493,509

                                                                                                                     1,212,862
                                                                                                                   -----------

PRINCIPAL   SECURITY NAME                                                           INTEREST RATE    MATURITY DATE    VALUE
PERSONAL SERVICES - 0.17%

$  375,000  SERVICE CORPORATION INTERNATIONAL                                              6.00%        12/15/05  $    347,813
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
   500,000  COASTAL CORPORATION                                                            6.50          5/15/06       488,771
                                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 0.75%
   424,000  CENTURY ALUMINUM COMPANY                                                      11.75          4/15/08       455,800
 1,050,000  US STEEL LLC**                                                                10.75           8/1/08     1,113,000

                                                                                                                     1,568,800
                                                                                                                  ------------

REAL ESTATE - 0.60%
   125,000  STEWART ENTERPRISES                                                           10.75           7/1/08       138,750
 1,007,000  SUSA PARTNERSHIP LP                                                            8.20           6/1/17     1,122,097

                                                                                                                     1,260,847
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.44%
   839,000  CHARLES SCHWAB CORPORATION SERIES A                                            6.88           9/2/03       874,468
   700,000  CITIGROUP INCORPORATED                                                         5.75          5/10/06       725,733
   620,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                        2.31          5/22/06       622,609
   750,000  MORGAN STANLEY DEAN WITTER & COMPANY                                           6.10          4/15/06       777,333

                                                                                                                     3,000,143
                                                                                                                  ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.19%
   375,000  OWENS-BROCKWAY GLASS CONTAINERS**                                              8.88          2/15/09       388,125
                                                                                                                  ------------

TRANSPORTATION BY AIR - 1.57%
   492,424  CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                                  7.03          6/15/11       466,005
 1,312,606  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                                  6.80           7/2/07     1,259,861
 1,114,679  FEDEX CORPORATION SERIES 97-B                                                  7.52          1/15/18     1,163,097
   391,204  NORTHWEST AIRLINES CORPORATION SERIES 991A                                     6.81           2/1/20       376,643

                                                                                                                     3,265,606
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 0.64%
   750,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                         6.90           9/1/04       786,515
   525,000  NAVISTAR INTERNATIONAL CORPORATION SERIES B                                    9.38           6/1/06       549,938

                                                                                                                     1,336,453
                                                                                                                  ------------


WATER TRANSPORTATION - 0.42%
   239,000  ROYAL CARIBBEAN CRUISES                                                        7.13          9/18/02       239,000
   612,000  TEEKAY SHIPPING CORPORATION                                                    8.32           2/1/08       641,070

                                                                                                                       880,070
                                                                                                                  ------------

WHOLESALE TRADE-NONDURABLE GOODS - 0.45%
   500,000  AIRGAS INCORPORATED                                                            9.13          10/1/11       540,625
   375,000  RUSSELL CORPORATION**                                                          9.25           5/1/10       393,750

                                                                                                                       934,375
                                                                                                                  ------------

TOTAL CORPORATE BONDS & NOTES (COST $77,168,752)                                                                  $ 77,204,380
                                                                                                                  ------------

PRINCIPAL   SECURITY NAME                                                           INTEREST RATE    MATURITY DATE    VALUE
INVESTMENT IN LIMITED PARTNERSHIP - 0.24%

$1,000,000  PPM AMERICA CBO II+                                                                                     $  494,600
                                                                                                                    ----------
TOTAL INVESTMENT IN LIMITED PARTNERSHIP (COST $1,019,820)                                                              494,600
                                                                                                                    ----------

MUNICIPAL BONDS & NOTES - 0.64%
 1,225,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE              7.40%         12/1/25     1,327,141
                                                                                                                    ----------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,257,734)                                                                      1,327,141
                                                                                                                    ----------

SECURED BANK LOAN - 0.03%
    57,536  OWENS ILLINOIS TERM LOAN+/-                                                    4.42          6/29/02        56,961
                                                                                                                    ----------
TOTAL SECURED BANK LOAN (COST $57,536)                                                                                  56,961
                                                                                                                    ----------
US GOVERNMENT AGENCY SECURITIES - 42.34%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.65%
 3,454,133  FHLMC #C00665                                                                  6.00          10/1/28     3,448,859
 2,156,082  FHLMC SERIES 1675 CLASS KZ                                                     6.50          2/15/24     2,104,187
 1,233,002  FHLMC SERIES 2117 CLASS MK                                                     6.00          2/15/11     1,283,703
 2,000,000  FHLMC SERIES 2218 CLASS B                                                      6.00         11/15/27     2,041,376
 5,000,000  FHLMC SERIES 2358 CLASS PD                                                     6.00          9/15/16     5,012,080
 4,088,000  FHLMC SERIES 2360 CLASS PE                                                     6.00         11/15/13     4,201,119
 7,500,000  FHLMC SERIES 2363 CLASS PF                                                     6.00          9/15/16     7,532,685
 1,000,000  FHLMC SERIES 2399 CLASS XP                                                     6.50         10/15/25     1,040,472
 6,500,000  FHLMC SERIES 2416 CLASS PE                                                     6.00         10/15/21     6,517,940
 2,576,000  FHLMC SERIES 2416 CLASS PF                                                     6.00          8/15/18     2,652,770
 5,000,000  FHLMC SERIES 2426 CLASS GJ                                                     6.00          3/15/32     4,805,030
 4,000,000  FHLMC SERIES 2430 CLASS GB                                                     6.50          8/15/26     4,145,604
 2,282,000  FHLMC SERIES T-20 CLASS A6                                                     7.49          9/25/29     2,437,518

                                                                                                                    47,223,343
                                                                                                                    ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.94%
 1,157,750  FNMA #73919                                                                    6.80           1/1/04     1,201,161
 3,675,692  FNMA #323881                                                                   6.00           7/1/29     3,669,900
 1,165,288  FNMA #375168                                                                   7.13           6/1/04     1,224,103
 1,754,611  FNMA #380268+/-                                                                6.20           5/1/05     1,834,038
 1,463,168  FNMA #380581                                                                   6.17           8/1/08     1,526,210
   988,144  FNMA #383017+/-                                                                6.49           1/1/08     1,046,507
 4,644,645  FNMA #535475#                                                                  6.00           3/1/29     4,637,325
   753,224  FNMA SERIES 1994-30 CLASS M                                                    6.50          2/25/24       787,440
 2,637,813  FNMA SERIES 2001-45 CLASS PB                                                   6.00          7/25/11     2,724,573

                                                                                                                    18,651,257
                                                                                                                    ----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.40%
 1,060,190  GNMA #345066                                                                   6.50         10/15/23     1,087,775
 1,048,339  GNMA #346960                                                                   6.50         12/15/23     1,075,615
   917,045  GNMA #354692                                                                   6.50         11/15/23       940,905

PRINCIPAL   SECURITY NAME                                                           INTEREST RATE    MATURITY DATE    VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)

$1,142,400  GNMA #361398                                                                   6.50%         1/15/24   $ 1,171,256
 1,129,988  GNMA #366641                                                                   6.50         11/15/23     1,159,389
 1,339,710  GNMA #448735                                                                   7.68          5/15/03     1,447,041
   516,484  GNMA #450809                                                                   7.60          4/15/03       553,456
   880,990  GNMA #473918+/-                                                                7.00          4/15/28       913,983
 2,250,000  GNMA #525459                                                                   7.25          1/15/04     2,326,756
   800,000  GNMA #525829                                                                   7.60          8/15/02       847,547
 2,000,000  GNMA #531435                                                                   7.00          3/15/03     2,045,394
 1,540,710  GNMA #531836                                                                   7.70         12/15/03     1,659,827
   600,000  GNMA #531964                                                                   7.72         11/15/02       647,617
 1,500,000  GNMA #533857                                                                   7.35          1/15/03     1,581,717
   649,777  GNMA #543648                                                                   7.25          4/15/42       694,765
 1,410,000  GNMA SERIES 1998-14 CLASS PD                                                   6.00          6/20/23     1,456,943

                                                                                                                    19,609,986
                                                                                                                   -----------

HOUSING AND URBAN DEVELOPMENT - 1.35%
 2,500,000  HUD SERIES 00-A                                                                7.45           8/1/10     2,812,038
                                                                                                                   -----------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $85,510,197)                                                            88,296,624
                                                                                                                   -----------
US TREASURY SECURITIES - 4.66%

US TREASURY BONDS - 4.49%
 8,065,000  US TREASURY BONDS                                                              7.25          5/15/16     9,369,893
                                                                                                                   -----------

US TREASURY NOTES - 0.17%
   350,000  US TREASURY NOTES                                                              4.75         11/15/08       351,682
                                                                                                                   -----------
TOTAL US TREASURY SECURITIES (COST $9,596,612)                                                                       9,721,575
                                                                                                                   -----------

SHORT-TERM INVESTMENTS - 2.43%

REPURCHASE AGREEMENTS - 2.43%
 5,068,239  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES         1.82           6/3/02     5,068,239
                                                                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (COST $5,068,239)                                                                       5,068,239
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $205,156,840)*                           100.00%                                                            $208,534,381
OTHER ASSETS AND LIABILITIES, NET                0.00                                                                     (210)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $208,534,171
                                               ======                                                             ============


@ These securities are currently in default in regard to their interest payments as of 5/31/02. PSINet Incorporated Series-B and Winstar Communications filed chapter 11.

** Securities that may be resold to "Qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Advisor based on procedures approved by the board of directors.

+/-  Variable rate securities.

+    Non-income earning securities.

#    Security pledged as collateral for futures transactions. (See note 2).

* Cost for federal income tax purposes is $204,880,578 and net unrealized appreciation consists of:

   GROSS UNREALIZED APPRECIATION                                   $6,392,746
   GROSS UNREALIZED DEPRECIATION                                   (2,738,943)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                     $3,653,803


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TACTICAL MATURITY BOND PORTFOLIO

PRINCIPAL   SECURITY NAME                                                           INTEREST RATE   MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 1.55%

$6,491,285  DAIMLER CHRYSLER AUTO TRUST SERIES 2001-A CLASS A2                             4.98%          1/6/04  $  6,542,463
                                                                                                                   -----------
TOTAL ASSET BACKED SECURITIES (COST $6,491,285)                                                                      6,542,463
                                                                                                                   -----------
US GOVERNMENT AGENCY SECURITIES - 72.55%

FEDERAL HOME LOAN BANK - 17.94%
10,894,000  FHLB                                                                           2.08##        8/21/02    10,853,354
29,000,000  FHLB                                                                           2.02##         9/6/02    28,866,832
21,300,000  FHLB                                                                           2.28##        12/2/02    21,101,867
14,850,000  FHLB SERIES W903                                                               3.57         12/26/03    14,865,399

                                                                                                                    75,687,452
                                                                                                                   -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.69%
28,494,000  FHLMC                                                                          2.22##        10/4/02    28,320,699
10,000,000  FHLMC                                                                          3.65         12/19/03    10,007,270
28,000,000  FHLMC SERIES RB                                                                2.07##        9/12/02    27,863,304
29,750,000  FHLMC SERIES RB                                                                2.28##        11/7/02    29,511,286

                                                                                                                    95,702,559
                                                                                                                   -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.13%
29,000,000  FNMA                                                                           2.08##        9/11/02    28,859,843
29,000,000  FNMA                                                                           2.17##        10/4/02    28,823,622
15,950,000  FNMA                                                                           2.45##        1/10/03    15,759,063
16,450,000  FNMA                                                                           3.32         12/17/03    16,458,340
16,000,000  FNMA                                                                           3.56          1/23/04    16,113,088

                                                                                                                   106,013,956
                                                                                                                   -----------

STUDENT LOAN MARKETING ASSOCIATION - 6.79%
29,000,000  SLMA                                                                           2.54##        1/27/03    28,626,132
                                                                                                                   -----------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $305,501,164)                                                          306,030,099
                                                                                                                   -----------

US TREASURY SECURITIES - 2.52%

US TREASURY BONDS - 2.52%
10,100,000  US TREASURY BONDS                                                              6.13          8/15/29    10,600,658
                                                                                                                   -----------
TOTAL US TREASURY SECURITIES (COST $10,883,736)                                                                     10,600,658
                                                                                                                   -----------

SHORT-TERM INVESTMENTS - 23.15%

REPURCHASE AGREEMENTS - 23.15%
97,663,987  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES         1.82          6/3/02     97,663,987
                                                                                                                   -----------
Total Short-Term Investments (Cost $97,663,987)                                                                     97,663,987
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $420,540,172)*                            99.77%                                                            $420,837,207
OTHER ASSETS AND LIABILITIES, NET                0.23                                                                  970,831
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $421,808,038
                                               ======                                                             ============

##   Zero coupon bond. Interest rate presented is Yield to Maturity.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

   GROSS UNREALIZED APPRECIATION                                     $580,114
   GROSS UNREALIZED DEPRECIATION                                     (283,079)
                                                                     --------
   NET UNREALIZED APPRECIATION                                       $297,035









THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS               STATEMENTS OF ASSETS & LIABILITIES-- MAY 31, 2002

                                                                        MANAGED                       STRATEGIC       TACTICAL
                                                                          FIXED          STABLE           VALUE       MATURITY
                                                                         INCOME          INCOME            BOND       BOND (1)
                                                                   ------------    ------------     -----------   ------------
ASSETS
INVESTMENTS:
   INVESTMENTS AT COST                                             $612,644,704    $524,069,540    $200,088,601   $322,876,185
   REPURCHASE AGREEMENT AT COST                                       1,464,025      33,934,709       5,068,239     97,663,987
   NET UNREALIZED APPRECIATION                                       12,059,878       3,964,433       3,377,541        297,035
                                                                   ------------    ------------    ------------   ------------
TOTAL INVESTMENTS AT VALUE                                          626,168,607     561,968,682     208,534,381    420,837,207
                                                                   ------------    ------------    ------------   ------------
   CASH                                                                 130,645          68,457          92,373         50,000
   CASH COLLATERAL FOR SECURITIES LOANED                            136,154,085     104,029,559      49,741,511    211,097,638
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES           6,934,467       2,975,820       2,135,093      1,079,882
   RECEIVABLE FOR FUTURES                                               226,722               -          89,133              -
                                                                   ------------    ------------    ------------   ------------
TOTAL ASSETS                                                        769,614,526     669,042,518     260,592,491    633,064,727
                                                                   ------------    ------------    ------------   ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                  8,829,083       7,931,311       2,180,851              -
   PAYABLE FOR SECURITIES LOANED                                    136,154,085     104,029,559      49,741,511    211,097,638
   PAYABLE FOR INTEREST RATE SWAPS                                            -         624,510               -              -
   PAYABLE TO INVESTMENT ADVISER                                        157,984         227,164          81,936        107,196
   PAYABLE TO OTHER RELATED PARTIES                                      10,213           9,086           3,411          6,915
   ACCRUED EXPENSES AND OTHER LIABILITIES                                36,051          73,091          50,611         44,940
                                                                   ------------    ------------    ------------   ------------
TOTAL LIABILITIES                                                   145,187,416     112,894,721      52,058,320    211,256,689
                                                                   ------------    ------------    ------------   ------------
TOTAL NET ASSETS                                                   $624,427,110    $556,147,797    $208,534,171   $421,808,038
                                                                   ============    ============    ============   ============
SECURITIES ON LOAN, AT MARKET VALUE                                $135,000,983    $101,836,860     $49,245,524   $209,449,167

(1) PREVIOUSLY KNOWN AS POSITIVE RETURN BOND PORTFOLIO. NAME CHANGED NOVEMBER 28, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED MAY 31, 2002       CORE PORTFOLIOS

                                                                        MANAGED                       STRATEGIC       TACTICAL
                                                                          FIXED          STABLE           VALUE       MATURITY
                                                                         INCOME          INCOME            BOND       BOND (1)
                                                                   ------------    ------------     -----------   ------------
INVESTMENT INCOME
   INTEREST INCOME                                                  $36,661,122     $19,487,357     $12,444,124   $ 15,120,570
   SECURITIES LENDING & OTHER INCOME                                     99,091          65,241          49,330        209,533
                                                                   ------------    ------------    ------------   ------------
TOTAL INVESTMENT INCOME                                              36,760,213      19,552,598      12,493,454     15,330,103
                                                                   ------------    ------------    ------------   ------------
EXPENSES
   ADVISORY FEES                                                      2,955,479       2,343,531         987,244      1,991,183
   CUSTODY                                                              118,219          93,741          39,490         79,647
   ACCOUNTING                                                            76,406          69,386          97,317         71,408
   SHAREHOLDER REPORTS                                                      191             237             296            101
   LEGAL                                                                 27,602          23,758          11,649         11,692
   AUDIT                                                                 18,250          18,250          18,250         18,250
   DIRECTORS' FEES                                                        4,165           4,165           4,165          4,165
   MISCELLANEOUS                                                          7,966          44,031          18,584         22,189
                                                                   ------------    ------------    ------------   ------------
TOTAL EXPENSES                                                        3,208,278       2,597,099       1,176,995      2,198,635
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                               (1,145,935)         (3,012)        (73,164)      (764,626)
   NET EXPENSES                                                       2,062,343       2,594,087       1,103,831      1,434,009
                                                                   ------------    ------------    ------------   ------------
NET INVESTMENT INCOME                                                34,697,870      16,958,511      11,389,623     13,896,094
                                                                   ------------    ------------    ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
   INVESTMENTS                                                        7,840,828        (627,132)        149,682    (12,011,967)
   FINANCIAL FUTURES TRANSACTIONS                                       174,624          87,904         203,646              -
   WRITTEN OPTIONS                                                      250,781         125,391          83,594              -
   SWAPS                                                                139,913         230,000          59,962              -
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   INVESTMENTS                                                        5,266,083       1,246,425       4,228,219        554,173
   FINANCIAL FUTURES TRANSACTIONS                                      (632,812)              -        (210,939)             -
   OPTIONS                                                               60,117          15,820          18,984              -
   SWAPS                                                                      -        (572,885)        (91,924)             -
                                                                   ------------    ------------    ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS                                                   13,099,534         505,523       4,441,224    (11,457,794)
                                                                   ------------    ------------    ------------   ------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                       $47,797,404     $17,464,034     $15,830,847   $  2,438,300
                                                                   ============    ============    ============   ============

(1) PREVIOUSLY KNOWN AS POSITIVE RETURN BOND PORTFOLIO. NAME CHANGED NOVEMBER 28, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS

                                                                      MANAGED FIXED INCOME                STABLE INCOME
                                                                  -----------------------------    ---------------------------
                                                                        FOR THE         FOR THE         FOR THE        FOR THE
                                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                   MAY 31, 2002    MAY 31, 2001    MAY 31, 2002   MAY 31, 2001
                                                                  -------------    ------------    ------------   ------------
BEGINNING NET ASSETS                                               $549,442,930    $458,746,441    $382,480,158   $340,546,198
OPERATIONS:
   NET INVESTMENT INCOME                                             34,697,870      33,063,788      16,958,511     20,491,278
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                          8,406,146       4,662,503        (183,837)       908,139
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                                     4,693,388      27,893,937         689,360      6,348,127
                                                                  -------------    ------------    ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 47,797,404      65,620,228      17,464,034     27,747,544
                                                                  -------------    ------------    ------------   ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS                                                    143,499,270     168,104,634     255,542,427    121,453,231
   WITHDRAWALS                                                     (116,312,494)   (143,028,373)    (99,338,822)  (107,266,815)
                                                                  -------------    ------------    ------------   ------------
   NET INCREASE FROM TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTEREST                                              27,186,776      25,076,261     156,203,605     14,186,416
                                                                  -------------    ------------    ------------   ------------
NET INCREASE IN NET ASSETS                                           74,984,180      90,696,489     173,667,639     41,933,960
                                                                  -------------    ------------    ------------   ------------
ENDING NET ASSETS                                                  $624,427,110    $549,442,930    $556,147,797   $382,480,158
                                                                  =============    ============    ============   ============

(1) PREVIOUSLY KNOWN AS POSITIVE RETURN BOND PORTFOLIO. NAME CHANGED NOVEMBER 28, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                        STRATEGIC VALUE BOND        TACTICAL MATURITY BOND (1)
                                                                    ----------------------------    ---------------------------
                                                                         FOR THE         FOR THE         FOR THE        FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    MAY 31, 2002    MAY 31, 2001    MAY 31, 2002   MAY 31, 2001
                                                                    ------------    ------------    ------------   ------------
BEGINNING NET ASSETS                                                $183,482,592    $153,176,758    $364,754,719   $306,501,015
OPERATIONS:
   NET INVESTMENT INCOME                                              11,389,623      10,993,990      13,896,094     19,405,623
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                             496,884         302,127     (12,011,967)    20,778,202
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                                      3,944,340       8,303,186         554,173     (7,648,683)
                                                                    ------------    ------------    ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  15,830,847      19,599,303       2,438,300     32,535,142
                                                                    ------------    ------------    ------------   ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS                                                      48,220,861      58,058,769     135,756,153    129,553,179
   WITHDRAWALS                                                       (39,000,129)    (47,352,238)    (81,141,134)  (103,834,617)
                                                                    ------------    ------------    ------------   ------------
   NET INCREASE FROM TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTEREST                                                9,220,732      10,706,531      54,615,019     25,718,562
                                                                    ------------    ------------    ------------   ------------
NET INCREASE IN NET ASSETS                                            25,051,579      30,305,834      57,053,319     58,253,704
                                                                    ------------    ------------    ------------   ------------
ENDING NET ASSETS                                                   $208,534,171    $183,482,592    $421,808,038   $364,754,719
                                                                    ============    ============    ============   ============

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS

                                                                                RATIO TO AVERAGE NET ASSETS(1)
                                                                            ------------------------------------------  PORTFOLIO
                                                                            NET INVESTMENT         NET           GROSS  TURNOVER
                                                                                    INCOME    EXPENSES     EXPENSES(2)    RATE
                                                                            -----------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO
JUNE 1, 2001 TO MAY 31, 2002                                                         5.87%       0.35%           0.54%     65%
JUNE 1, 2000 TO MAY 31, 2001                                                         6.34%       0.35%           0.54%    121%
JUNE 1, 1999 TO MAY 31, 2000                                                         6.48%       0.36%           0.50%     65%
JUNE 1, 1998 TO MAY 31, 1999                                                         6.23%       0.40%           0.45%     51%
JUNE 1, 1997(3) TO MAY 31, 1998                                                      6.53%       0.41%           0.46%     92%

STABLE INCOME PORTFOLIO
JUNE 1, 2001 TO MAY 31, 2002                                                         3.62%       0.55%           0.55%     81%
JUNE 1, 2000 TO MAY 31, 2001                                                         5.89%       0.55%           0.55%     37%
JUNE 1, 1999 TO MAY 31, 2000                                                         5.63%       0.47%           0.49%     40%
JUNE 1, 1998 TO MAY 31, 1999                                                         5.39%       0.36%           0.41%     29%
JUNE 1, 1997(3) TO MAY 31, 1998                                                      5.96%       0.37%           0.43%     37%

STRATEGIC VALUE BOND PORTFOLIO
JUNE 1, 2001 TO MAY 31, 2002                                                         5.80%       0.56%           0.60%     75%
JUNE 1, 2000 TO MAY 31, 2001                                                         6.31%       0.55%           0.57%    149%
JUNE 1, 1999 TO MAY 31, 2000                                                         6.45%       0.56%           0.59%     65%
JUNE 1, 1998 TO MAY 31, 1999                                                         6.05%       0.56%           0.61%     48%
OCTOBER 1, 1997(3) TO MAY 31, 1998                                                   6.06%       0.58%           0.62%    135%

TACTICAL MATURITY BOND PORTFOLIO(4)
JUNE 1, 2001 TO MAY 31, 2002                                                         3.45%       0.36%           0.55%    145%
JUNE 1, 2000 TO MAY 31, 2001                                                         5.58%       0.36%           0.55%     83%
JUNE 1, 1999 TO MAY 31, 2000                                                         5.35%       0.37%           0.51%     74%
JUNE 1, 1998 TO MAY 31, 1999                                                         5.20%       0.40%           0.45%    131%
JUNE 1, 1997(3) TO MAY 31, 1998                                                      5.74%       0.41%           0.47%     68%

(1)  Ratios for periods of less than one year are annualized.

(2) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(3)  Commencement of operations.

(4) Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS


1.   ORGANIZATION

          Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust currently has 15 separate investment portfolios. These financial statements present the Managed Fixed Income, Stable Income, Strategic Value Bond, and Tactical Maturity Bond (formerly known as Positive Return Bond) portfolios (each a "Portfolio" and collectively the "Portfolios").

          Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following significant accounting policies, which are consistently followed by the Core Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

          Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, valuations are determined daily by a pricing service approved by the Fund's Board of Trustees. The service uses prices that reflect fair value as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. The service generally prices these securities based on methods which may include considerations of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities which cannot be valued by any of these methods are valued in good faith at fair value as determined by policies set by the Board of Trustees.

          Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

          Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

WHEN-ISSUED TRANSACTION

          The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

          Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On May 31, 2002, the Managed Fixed Income and Strategic Value Bond Portfolios held the following short futures contracts:

                                                                                   NOTIONAL   NET UNREALIZED
                                                                   EXPIRATION      CONTRACT    APPRECIATION
      CONTRACTS          PORTFOLIO                  TYPE              DATE           VALUE    (DEPRECIATION)
      150 SHORT  MANAGED FIXED INCOME
                 PORTFOLIO               10 YEAR TREASURY NOTE      JUNE 2002    $16,010,156     $(632,812)
      50 SHORT   STRATEGIC VALUE BOND
                 PORTFOLIO               10 YEAR TREASURY NOTE      JUNE 2002      5,336,718      (210,939)

SECURITY LOANS

          The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed-income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities.

          As of May 31, 2002, the value of securities on loan and the value of the related collateral were as follows:

      PORTFOLIO                                                              SECURITIES     COLLATERAL
      MANAGED FIXED INCOME PORTFOLIO                                        $135,000,983   $136,154,085
      STABLE INCOME PORTFOLIO                                                101,836,860    104,029,559
      STRATEGIC VALUE BOND PORTFOLIO                                          49,245,524     49,741,511
      TACTICAL MATURITY BOND PORTFOLIO                                       209,449,167    211,097,638


MORTGAGE DOLLAR ROLL TRANSACTION

          Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

INTEREST RATE SWAPS

          The Portfolios may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.

          As of May 31, 2002, the following Portfolio was engaged in open Interest Rate Swaps. The Portfolio was exchanging a fixed interest rate stream based on the notional principal, and receiving a floating rate income stream based on that same principal.

                               SWAP COUNTER                           FLOATING                          NET UNREALIZED
      PORTFOLIO                    PARTY         NOTIONAL PRINCIPAL  RATE INDEX       MATURITY DATE       GAIN/(LOSS)
      STABLE INCOME PORTFOLIO  LEHMAN BROTHERS      $22,500,000       USD Libor BBA  October 15, 2005      $(624,510)

WRITTEN OPTIONS

          An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

          Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

          Written options transactions, during the period ended May 31, 2002, were as follows:

                             MANAGED FIXED INCOME           STABLE INCOME        STRATEGIC VALUE BOND
                            ----------------------    ----------------------    -----------------------
                                          PREMIUMS                  PREMIUMS                   PREMIUMS
CALL OPTIONS WRITTEN        FACE VALUE    RECEIVED    FACE VALUE    RECEIVED    FACE VALUE     RECEIVED
  Options Outstanding
   May 31, 2001            $19,000,000    $ 92,031 $  5,000,000     $ 24,220  $  6,000,000    $ 29,062

  Options written           30,000,000     250,781   15,000,000      125,391    10,000,000      83,594
  Options terminated in
   closing transactions              -           -            -            -             -           -
  Options expired          (30,000,000)   (250,781) (15,000,000)    (125,391)  (10,000,000)    (83,594)

  Options exercised        (19,000,000)    (92,031)  (5,000,000)     (24,220)   (6,000,000)    (29,062)

  Options Outstanding
   May 31, 2002                      -           -            -            -             -           -

FEDERAL INCOME TAXES

          Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

          The Portfolios use the "aggregate method" (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

3.   ADVISORY FEES

          The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory responsibilities of WFB in early 2001. The Portfolios' adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Portfolios.

          Funds Management has retained the services of certain of its affiliates as investment sub-advisers (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. The current annual investment advisory fees and the associated sub-adviser and sub-advisory fees are as follows, with the fees expressed as a percentage of a Portfolio's average daily net assets.

      PORTFOLIO                          ADVISORY FEE          SUBADVISER                     SUB-ADVISORY FEE
      MANAGED FIXED INCOME PORTFOLIO       0.50%        GALLIARD CAPITAL MANAGEMENT                 0-500 Million, 0.10%
                                                                                        500 Million - 1.5 Billion, 0.05%
                                                                                         Greater than 1.5 Billion, 0.03%
      STABLE INCOME PORTFOLIO              0.50%        GALLIARD CAPITAL MANAGEMENT                 0-500 Million, 0.10%
                                                                                        500 Million - 1.5 Billion, 0.05%
                                                                                         Greater than 1.5 Billion, 0.03%
      STRATEGIC VALUE BOND PORTFOLIO       0.50%        GALLIARD CAPITAL MANAGEMENT                 0-500 Million, 0.10%
                                                                                        500 Million - 1.5 Billion, 0.05%
                                                                                         Greater than 1.5 Billion, 0.03%
      TACTICAL MATURITY BOND PORTFOLIO     0.50%       PEREGRINE CAPITAL MANAGEMENT                  0-10 Million, 0.40%
                                                                                                    10-25 Million, 0.30%
                                                                                                   25-300 Million, 0.20%
                                                                                         Greater than 300 Million, 0.10%

4.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Currently there are no administration fees charged to the Portfolios at the core level.

     Wells Fargo Bank Minnesota, N.A. ("WFB, MN") serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. WFB, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets.

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting and interestholder recordkeeping services to each Portfolio. For these services, Forum is entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Portfolio, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5.   WAIVED FEES AND REIMBURSED EXPENSES

     For the period ended May 31, 2002, fees waived by Funds Management were as follows:

      MANAGED FIXED INCOME PORTFOLIO                                $1,145,935
      STABLE INCOME PORTFOLIO                                            3,012
      STRATEGIC VALUE BOND PORTFOLIO                                    73,164
      TACTICAL MATURITY BOND PORTFOLIO                                 764,626

6.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended May 31, 2002, were as follows:

      PORTFOLIO                                       PURCHASES AT COST  SALES PROCEEDS
      MANAGED FIXED INCOME PORTFOLIO                    $416,830,376     $395,231,873
      STABLE INCOME PORTFOLIO                            508,399,107      359,376,502
      STRATEGIC VALUE BOND PORTFOLIO                     163,212,942      152,359,731
      TACTICAL MATURITY BOND PORTFOLIO                   447,539,089      529,069,401

INDEPENDENT AUDITORS' REPORT                                     CORE PORTFOLIOS

TO THE BOARD OF TRUSTEES AND PARTNERS
WELLS FARGO CORE TRUST

          We have audited the accompanying statements of assets and liabilities of Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio, and Tactical Maturity Bond Portfolio (formerly Positive Return Bond Portfolio), four portfolios of Wells Fargo Core Trust (collectively the "Portfolios"), including the portfolios of investments as of May 31, 2002, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for the periods presented on page 92. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Core Trust as of May 31, 2002, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

     /s/ KPMG LLP

     San Francisco, California
     July 5, 2002

INCOME FUNDS                                                 BOARD OF TRUSTEES

          The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 89 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                           POSITION HELD AND         PRINCIPAL OCCUPATIONS                     OTHER
   NAME AND AGE          LENGTH OF SERVICE ***      DURING PAST FIVE YEARS                 DIRECTORSHIPS
                                               RETIRED. DIRECTOR, FEDERAL FARM CREDIT
                                               BANKS FUNDING CORPORATION AND FARM
                                               CREDIT SYSTEM FINANCIAL ASSISTANCE
   ROBERT C. BROWN 70    TRUSTEE SINCE 1992    CORPORATION UNTIL FEBRUARY 1999.            NONE

                                                                                           BARCLAYS GLOBAL
                                                                                           INVESTOR FUNDS/MASTER
                                                                                           INVESTMENT PORTFOLIO
   W. RODNEY HUGHES 75   TRUSTEE SINCE 1987    PRIVATE INVESTOR.                           (23 PORTFOLIOS)

                                               PRIVATE INVESTOR/REAL ESTATE DEVELOPER;
   J. TUCKER MORSE 57    TRUSTEE SINCE 1987    CHAIRMAN OF WHITE POINT CAPITAL, LLC.       NONE

NON-INTERESTED TRUSTEES

                           POSITION HELD AND         PRINCIPAL OCCUPATIONS                      OTHER
   NAME AND AGE          LENGTH OF SERVICE ***      DURING PAST FIVE YEARS                  DIRECTORSHIPS
                                               WAKE FOREST UNIVERSITY, CALLOWAY
                                               SCHOOL OF BUSINESS AND ACCOUNTANCY,
                                               BENSON-PRUITT PROFESSORSHIP SINCE 1999,
                                               ASSOCIATE PROFESSOR OF FINANCE
   THOMAS S. GOHO 59     TRUSTEE SINCE 1987    1994 - 1999.                                 NONE

                                               CHAIRMAN, CEO, AND CO-FOUNDER OF
                         TRUSTEE SINCE 1998    CRYSTAL GEYSER WATER COMPANY AND
                         (LEAD TRUSTEE         PRESIDENT OF CRYSTAL GEYSER ROXANE
   PETER G. GORDON 59    SINCE 2001)           WATER COMPANY.                               NONE

                                               PRESIDENT OF RICHARD M. LEACH ASSOCIATES
   RICHARD M. LEACH 68   TRUSTEE SINCE 1987    (A FINANCIAL CONSULTING FIRM).               NONE

                                               SENIOR COUNSELOR TO THE PUBLIC RELATIONS
                                               FIRM OF HIMLE-HORNER AND SENIOR FELLOW
                                               AT THE HUMPHREY INSTITUTE, MINNEAPOLIS,
   TIMOTHY J. PENNY 50   TRUSTEE SINCE 1996    MINNESOTA (A PUBLIC POLICY ORGANIZATION).    NONE

                                               PRINCIPAL IN THE LAW FIRM
   DONALD C. WILLEKE 61  TRUSTEE SINCE 1996    OF WILLEKE & DANIELS.                        NONE

OFFICERS


                           POSITION HELD AND         PRINCIPAL OCCUPATIONS                       OTHER
   NAME AND AGE            LENGTH OF SERVICE        DURING PAST FIVE YEARS                   DIRECTORSHIPS
                                               EXECUTIVE VICE PRESIDENT OF WELLS FARGO
                                               BANK, N.A. PRESIDENT OF WELLS FARGO FUNDS
                                               MANAGEMENT, LLC SINCE MARCH 2001.
                                               SENIOR VICE PRESIDENT OF WELLS FARGO
                                               BANK, N.A. FROM APRIL 1997 TO JULY 1999.
                                               VICE PRESIDENT OF AMERICAN EXPRESS
   MICHAEL J. HOGAN 43   PRESIDENT SINCE 2000  FINANCIAL ADVISORS UNTIL APRIL 1997.             NONE

                                               SENIOR VICE PRESIDENT OF WELLS FARGO
                                               BANK, N.A. SENIOR VICE PRESIDENT AND
                                               CHIEF ADMINISTRATIVE OFFICER OF WELLS FARGO
                                               FUNDS MANAGEMENT, LLC SINCE MARCH 2001.
                                               VICE PRESIDENT OF WELLS FARGO BANK, N.A.
                                               FROM DECEMBER 1997 TO MAY 2000. PRIOR
                                               THERETO, DIRECTOR OF MANAGED ASSETS
                                               INVESTMENT ACCOUNTING OF AMERICAN
                                               EXPRESS FINANCIAL ADVISORS UNTIL
   KARLA M. RABUSCH 42   TREASURER SINCE 2000  NOVEMBER 1997.                                   NONE

                                               VICE PRESIDENT AND SENIOR COUNSEL OF
                                               WELLS FARGO BANK, N.A. VICE PRESIDENT
                                               AND SECRETARY OF WELLS FARGO FUNDS
   C. DAVID MESSMAN 41   SECRETARY SINCE 2000  MANAGEMENT, LLC SINCE MARCH 2001.                NONE

* THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' TRUSTEES AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-222-8222.

** CURRENTLY, THREE OF THE EIGHT TRUSTEES ARE CONSIDERED "INTERESTED PERSONS" OF THE TRUSTS AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. TWO OF THE INTERESTED TRUSTEES, ROBERT C. BROWN AND W. RODNEY HUGHES, OWN SECURITIES OF WELLS FARGO & COMPANY, AND ONE OF THE INTERESTED TRUSTEES, J. TUCKER MORSE, IS AFFILIATED WITH A GOVERNMENT SECURITIES DEALER THAT IS REGISTERED UNDER THE SECURITIES EXCHANGE ACT OF 1934, WHICH IS NOT ITSELF AFFILIATED WITH WELLS FARGO FUNDS MANAGEMENT, LLC.

*** LENGTH OF SERVICE DATES REFLECTS A TRUSTEE'S COMMENCEMENT OF SERVICE WITH THE TRUST'S PREDECESSOR ENTITIES.

INCOME FUNDS                                               LIST OF ABBREVIATIONS


     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

               ABAG      -- ASSOCIATION OF BAY AREA GOVERNMENTS
               ADR       -- AMERICAN DEPOSITORY RECEIPTS
               AMBAC     -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
               AMT       -- ALTERNATIVE MINIMUM TAX
               ARM       -- ADJUSTABLE RATE MORTGAGES
               BART      -- BAY AREA RAPID TRANSIT
               CDA       -- COMMUNITY DEVELOPMENT AUTHORITY
               CDSC      -- CONTINGENT DEFERRED SALES CHARGE
               CGIC      -- CAPITAL GUARANTY INSURANCE COMPANY
               CGY       -- CAPITAL GUARANTY CORPORATION
               CMT       -- CONSTANT MATURITY TREASURY
               COFI      -- COST OF FUNDS INDEX
               Connie Lee-- CONNIE LEE INSURANCE COMPANY
               COP       -- CERTIFICATE OF PARTICIPATION
               CP        -- COMMERCIAL PAPER
               CTF       -- COMMON TRUST FUND
               DW&P      -- DEPARTMENT OF WATER & POWER
               DWR       -- DEPARTMENT OF WATER RESOURCES
               EDFA      -- EDUCATION FINANCE AUTHORITY
               FGIC      -- FINANCIAL GUARANTY INSURANCE CORPORATION
               FHA       -- FEDERAL HOUSING AUTHORITY
               FHLB      -- FEDERAL HOME LOAN BANK
               FHLMC     -- FEDERAL HOME LOAN MORTGAGE CORPORATION
               FNMA      -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
               FRN       -- FLOATING RATE NOTES
               FSA       -- FINANCIAL SECURITY ASSURANCE, INC
               GNMA      -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
               GO        -- GENERAL OBLIGATION
               HFA       -- HOUSING FINANCE AUTHORITY
               HFFA      -- HEALTH FACILITIES FINANCING AUTHORITY
               IDA       -- INDUSTRIAL DEVELOPMENT AUTHORITY
               LIBOR     -- LONDON INTERBANK OFFERED RATE
               LLC       -- LIMITED LIABILITY CORPORATION
               LOC       -- LETTER OF CREDIT
               LP        -- LIMITED PARTNERSHIP
               MBIA      -- MUNICIPAL BOND INSURANCE ASSOCIATION
               MFHR      -- MULTI-FAMILY HOUSING REVENUE
               MUD       -- MUNICIPAL UTILITY DISTRICT
               MTN       -- MEDIUM TERM NOTE
               PCFA      -- POLLUTION CONTROL FINANCE AUTHORITY
               PCR       -- POLLUTION CONTROL REVENUE
               PFA       -- PUBLIC FINANCE AUTHORITY
               PLC       -- PRIVATE PLACEMENT
               PSFG      -- PUBLIC SCHOOL FUND GUARANTY
               RAW       -- REVENUE ANTICIPATION WARRANTS
               RDA       -- REDEVELOPMENT AUTHORITY
               RDFA      -- REDEVELOPMENT FINANCE AUTHORITY
               R&D       -- RESEARCH & DEVELOPMENT
               SFMR      -- SINGLE FAMILY MORTGAGE REVENUE
               TBA       -- TO BE ANNOUNCED
               TRAN      -- TAX REVENUE ANTICIPATION NOTES
               USD       -- UNIFIED SCHOOL DISTRICT
               V/R       -- VARIABLE RATE
               WEBS      -- WORLD EQUITY BENCHMARK SHARES

THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

DATED MATERIAL
PLEASE EXPEDITE



PRSRT STD
U.S. POSTAGE
PAID
CANTON, MA
PERMIT #313



MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.


AR 012 (5/02)